UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Asset Allocation Portfolio

BlackRock Energy & Resources Portfolio

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Opportunities Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Equity Portfolio

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small/Mid-Cap Growth Portfolio

BlackRock U.S. Opportunities Portfolio

BlackRock World Gold Fund

BlackRock China Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 06/30/2011

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Argentina – 0.2%
Arcos Dorados Holdings, Inc., Class A	6,900	$145,521

Australia – 1.4%
BHP Billiton Ltd.	8,700	411,169
Newcrest Mining Ltd.	13,600	551,067
PanAust Ltd.(a)	65,260	265,674

		1,227,910

Austria – 0.3%
Erste Group Bank AG	5,600	293,291

Belgium – 0.8%
Anheuser-Busch InBev NV	11,700	679,042

Brazil – 1.5%
Banco Bradesco SA, Preference Shares	41,700	844,340
BM&FBovespa SA	73,042	483,000

		1,327,340

Canada – 2.8%
Bankers Petroleum Ltd.(a)	54,600	389,494
Canadian Natural Resources Ltd.	6,400	268,290
First Quantum Minerals Ltd.	3,500	510,312
Manulife Financial Corp.	26,900	476,388
Suncor Energy, Inc.	10,200	399,772
The Toronto-Dominion Bank	4,500	381,575

		2,425,831

China – 1.1%
China Construction Bank Corp., H Shares	645,600	537,452
China Merchants Bank Co. Ltd., H Shares	136,800	332,079
Lentuo International, Inc. – ADR(a)	11,600	56,376

		925,907

Colombia – 0.5%
Petrominerales Ltd.	14,700	431,497

Denmark – 0.7%
Carlsberg A/S, Class B	3,700	402,867
Pandora A/S	6,800	214,563

		617,430

France – 3.5%
BNP Paribas	5,380	414,849
Compagnie de Saint-Gobain SA	9,700	628,738
Danone	5,600	418,060
LVMH Moet Hennessy Louis Vuitton SA	2,700	485,185
Technip SA	6,400	686,030
Unibail-Rodamco SE	1,800	415,894

		3,048,756

Germany – 8.8%
BASF SE	7,800	764,571
Bayerische Motoren Werke AG	7,500	748,947
Continental AG(a)	4,400	463,666
Deutsche Bank AG	9,800	578,405
Fresenius Medical Care AG & Co. KGaA	8,700	650,719
K+S AG	7,800	598,952
Kabel Deutschland Holding AG(a)	9,900	609,849
Merck KGaA	6,200	674,125
Metro AG	5,900	357,294
SAP AG – ADR	10,500	636,825
Siemens AG	5,200	714,593
Volkswagen AG, Preference Shares	3,654	755,636

		7,553,582

Gibraltar – 0.1%
Bwin.Party Digital Entertainment Plc(a)	28,400	68,281

Hong Kong – 2.8%
AIA Group Ltd.(a)	190,600	663,484
China Resources Enterprise Ltd.	112,400	460,553
China Unicom Hong Kong Ltd.	190,600	386,921
Hong Kong Exchanges and Clearing Ltd.	18,900	397,975
Wharf Holdings Ltd.	78,000	543,935

		2,452,868

India – 0.7%
ICICI Bank Ltd.	24,700	607,106

Indonesia – 0.4%
Adaro Energy Tbk PT	1,337,800	383,426

Ireland – 1.5%
Accenture Plc, Class A	8,200	495,444
Covidien Plc	10,000	532,300
WPP Plc	20,700	259,328

		1,287,072

Italy – 0.5%
Enel SpA	69,400	453,474

Japan – 8.5%
Bridgestone Corp.	26,700	615,182
DeNA Co. Ltd.	9,700	417,163
Hino Motors Ltd.	90,500	528,483
ITOCHU Corp.	77,900	810,226
Japan Tobacco, Inc.	145	559,710
Komatsu Ltd.	9,800	305,987
Marubeni Corp.	66,000	438,623
Mitsubishi Chemical Holdings Corp.	51,400	364,227
ORIX Corp.	4,400	427,996
SMC Corp.	2,900	522,783
Softbank Corp.	14,700	556,723
Sumitomo Electric Industries Ltd.	36,700	535,293
Sumitomo Heavy Industries Ltd.	117,800	822,229

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	GBP	British Pound
	AUD	Australian Dollar	HKD	Hong Kong Dollar
	CAD	Canadian Dollar	JPY	Japanese Yen
	CHF	Swiss Franc	NOK	Norwegian Krone
	DKK	Danish Krone	USD	US Dollar
	EUR	Euro

BLACKROCK FUNDS	JUNE 30, 2011	1

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Japan (concluded)
Sumitomo Mitsui Financial Group, Inc.	12,500	$385,434

		7,290,059

Luxembourg – 0.6%
Subsea 7 SA	21,000	537,121

Malaysia – 0.4%
CIMB Group Holdings Bhd	131,200	388,599

Mexico – 0.8%
Fomento Economico Mexicano SAB de CV – ADR	5,800	385,642
Grupo Modelo SAB de CV, Series C	43,600	263,644

		649,286

Netherlands – 3.6%
Aegon NV(a)	57,000	388,402
Akzo Nobel NV	8,100	511,767
Corio NV	3,000	198,682
ING Groep NV(a)	32,500	400,516
Royal Dutch Shell Plc, A Shares	31,100	1,104,327
VimpelCom Ltd. – ADR	19,500	248,820
Yandex NV	7,000	248,570

		3,101,084

Norway – 0.4%
DnB NOR ASA	26,900	374,758

Russia – 0.5%
Lukoil OAO – ADR	6,200	395,250

Singapore – 0.3%
Straits Asia Resources Ltd.	113,100	276,443

South Africa – 0.4%
Naspers Ltd., N Shares	5,900	333,198

South Korea – 5.1%
Dongbu Insurance Co. Ltd.	13,000	678,787
GS Engineering & Construction Corp.	5,100	623,882
Hyundai Engineering & Construction Co. Ltd.	11,100	899,632
Kia Motors Corp.	9,000	612,253
KT Corp. – ADR	20,300	394,632
Samsung Electronics Co. Ltd.	970	753,912
Samsung Life Insurance Co. Ltd.	4,700	419,317

		4,382,415

Spain – 0.9%
Telefonica SA	31,300	764,467

Switzerland – 4.4%
Adecco SA	11,300	725,294
Cie Financiere Richemont SA, Class A	7,200	471,838
Julius Baer Group Ltd.	5,100	210,671
Roche Holding AG	4,500	753,393
UBS AG(a)	14,100	257,319
Weatherford International Ltd.(a)	25,900	485,625
Xstrata Plc	38,600	850,183

		3,754,323

Taiwan – 0.9%
First Financial Holding Co. Ltd.	490,000	406,366
Nan Ya Plastic Corp.	145,000	387,830

		794,196

Thailand – 1.1%
Bangkok Bank Public Co. Ltd.	74,100	361,837
Banpu Public Co. Ltd.	16,500	385,605
Banpu Public Co. Ltd. (Foreign Shares)	7,300	170,601

		918,043

United Kingdom – 5.2%
Afren Plc(a)	118,700	300,715
Antofagasta Plc	23,200	519,175
Barclays Plc	135,700	556,691
Barratt Developments Plc(a)	17,200	31,569
Bellway Plc	7,200	82,668
BG Group Plc	17,300	392,814
GlaxoSmithKline Plc	11,500	246,495
HSBC Holdings Plc	92,500	917,116
Kazakhmys Plc	12,400	274,872
Persimmon Plc	8,200	63,531
Taylor Wimpey Plc(a)	124,000	75,156
Tullow Oil Plc	14,500	288,756
Vodafone Group Plc – ADR	27,200	726,784

		4,476,342

United States – 37.5%
Alcoa, Inc.	23,900	379,054
Allergan, Inc.	7,700	641,025
American Electric Power Co., Inc.	16,200	610,416
Ameriprise Financial, Inc.	6,300	363,384
Apple, Inc.(a)	2,100	704,907
Applied Materials, Inc.	23,700	308,337
AT&T Inc.	20,200	634,482
Baxter International, Inc.	8,400	501,396
Bristol-Myers Squibb Co.	15,200	440,192
Broadcom Corp., Class A	9,600	322,944
Carnival Corp.	9,900	372,537
Celgene Corp.(a)	3,600	217,152
Citigroup, Inc.	19,640	817,810
Clorox Co.	4,400	296,736
Comcast Corp., Class A	33,100	838,754
Comerica, Inc.	9,800	338,786
ConAgra Foods, Inc.	17,300	446,513
Corning, Inc.	32,300	586,245
CVS Caremark Corp.	13,000	488,540
Darden Restaurants, Inc.	8,900	442,864
Dover Corp.	13,000	881,400
The Dow Chemical Co.	13,800	496,800
eBay, Inc.(a)	14,600	471,142
EMC Corp.(a)	16,800	462,840
Exxon Mobil Corp.	17,200	1,399,736
Federal Realty Investment Trust	5,400	459,972
FedEx Corp.	8,400	796,740
Freeport-McMoRan Copper & Gold, Inc.	8,300	439,070
General Electric Co.	40,400	761,944
Google, Inc., Class A(a)	1,800	911,484
H.J. Heinz Co.	11,100	591,408
Halliburton Co.	10,500	535,500
Henry Schein, Inc.(a)	6,600	472,494
Huntsman Corp.	20,400	384,540
Johnson & Johnson	6,900	458,988
JPMorgan Chase & Co.	23,500	962,090
KeyCorp	43,800	364,854
Laboratory Corp. of America Holdings(a)	2,200	212,938
Liberty Global, Inc., Class A(a)	15,300	689,112
Merck & Co., Inc.	12,500	441,125
MetLife, Inc.	13,000	570,310
National Oilwell Varco, Inc.	4,500	351,945
News Corp., Class A	29,800	527,460

2	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (concluded)
NII Holdings, Inc.(a)	7,700	$326,326
NIKE, Inc., Class B	5,700	512,886
Norfolk Southern Corp.	9,300	696,849
Occidental Petroleum Corp.	6,700	697,068
PepsiCo, Inc.	14,700	1,035,321
Pfizer, Inc.	22,000	453,200
The Procter & Gamble Co.	13,300	845,481
Rowan Cos., Inc.(a)	15,900	617,079
Schlumberger Ltd.	7,500	648,000
Sprint Nextel Corp.(a)	64,700	348,733
SPX Corp.	6,500	537,290
Stanley Black & Decker, Inc.	6,187	445,773
Stillwater Mining Co.(a)	18,800	413,788
Terex Corp.(a)	4,400	125,180
Texas Instruments, Inc.	15,300	502,299
Verizon Communications, Inc.	12,200	454,206
Whole Foods Market, Inc.	3,900	247,455

		32,302,900

Total Long-Term Investments (Cost – $74,840,361) – 98.2%		84,666,818

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(b)(c)	1,379,696	1,379,696

Total Short-Term Securities (Cost – $1,379,696) – 1.6%		1,379,696

Total Investments (Cost – $76,220,057*) – 99.8%		86,046,514
Other Assets Less Liabilities – 0.2%		134,734

Net Assets – 100.0%		$86,181,248

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$77,037,552

Gross unrealized appreciation	$10,943,035
Gross unrealized depreciation	(1,934,073)

Net unrealized appreciation	$9,008,962

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	808,786	570,910	1,379,696	$11	$1,561

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	57,000	USD	60,620	Citibank, N.A.	7/07/11	$460
AUD	115,000	USD	121,842	Citibank, N.A.	7/07/11	1,388
AUD	405,000	USD	431,004	Citibank, N.A.	7/07/11	2,981
AUD	894,000	USD	930,554	Citibank, N.A.	7/07/11	27,428
CAD	370,000	USD	385,523	Citibank, N.A.	7/07/11	(1,954)
CAD	52,400	USD	54,507	Citibank, N.A.	7/07/11	(185)
CAD	112,700	USD	116,880	Citibank, N.A.	7/07/11	(47)
CAD	16,000	USD	16,504	Citibank, N.A.	7/07/11	82
CAD	21,000	USD	21,625	Citibank, N.A.	7/07/11	145
CAD	133,000	USD	137,141	Citibank, N.A.	7/07/11	736
CAD	318,000	USD	328,672	Citibank, N.A.	7/07/11	989
CHF	327,000	USD	388,023	Citibank, N.A.	7/07/11	932
CHF	280,000	USD	322,018	Citibank, N.A.	7/07/11	11,032
EUR	6,000	USD	8,656	Citibank, N.A.	7/07/11	43
EUR	51,000	USD	72,075	Citibank, N.A.	7/07/11	1,868
EUR	208,000	USD	294,781	Citibank, N.A.	7/07/11	6,791
GBP	1,025,000	USD	1,678,254	Citibank, N.A.	7/07/11	(33,322)
JPY	150,000	USD	1,800	UBS AG	7/07/11	63
JPY	6,172,000	USD	75,561	UBS AG	7/07/11	1,107
JPY	23,747,000	USD	289,488	UBS AG	7/07/11	5,497
USD	527,200	AUD	495,000	Citibank, N.A.	7/07/11	(3,226)
USD	266,274	CHF	234,500	Citibank, N.A.	7/07/11	(12,656)
USD	209,232	EUR	145,000	Citibank, N.A.	7/07/11	(999)
USD	82,005	EUR	57,000	Citibank, N.A.	7/07/11	(637)
USD	2,453,670	EUR	1,690,000	Citibank, N.A.	7/07/11	3,396
USD	232,374	GBP	144,000	Citibank, N.A.	7/07/11	1,281
USD	1,681,191	JPY	142,177,000	UBS AG	7/07/11	(84,935)
USD	395,826	JPY	31,825,000	UBS AG	7/07/11	496

Total						$(71,246)

BLACKROCK FUNDS	JUNE 30, 2011	3

Schedule of Investments (concluded)	BlackRock Global Opportunities Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$145,521	–	–	$145,521
Australia	–	$1,227,910	–	1,227,910
Austria	–	293,291	–	293,291
Belgium	–	679,042	–	679,042
Brazil	1,327,340	–	–	1,327,340
Canada	2,425,831	–	–	2,425,831
China	56,376	869,531	–	925,907
Colombia	431,497	–	–	431,497
Denmark	214,563	402,867	–	617,430
France	–	3,048,756	–	3,048,756
Germany	636,825	6,916,757	–	7,553,582
Gibraltar	–	68,281	–	68,281
Hong Kong	–	2,452,868	–	2,452,868
India	–	607,106	–	607,106
Indonesia	–	383,426	–	383,426
Ireland	1,027,744	259,328	–	1,287,072
Italy	–	453,474	–	453,474
Japan	–	7,290,059	–	7,290,059
Luxembourg	–	537,121	–	537,121
Malaysia	–	388,599	–	388,599
Mexico	649,286	–	–	649,286
Netherlands	497,390	2,603,694	–	3,101,084
Norway	–	374,758	–	374,758
Russia	395,250	–	–	395,250
Singapore	–	276,443	–	276,443
South Africa	–	333,198	–	333,198
South Korea	394,632	3,987,783	–	4,382,415
Spain	–	764,467	–	764,467
Switzerland	485,625	3,268,698	–	3,754,323
Taiwan	–	794,196	–	794,196
Thailand	–	918,043	–	918,043
United Kingdom	726,784	3,749,558	–	4,476,342
United States	32,302,900	–	–	32,302,900
Short-Term Securities	1,379,696	–	–	1,379,696

Total	$43,097,260	$42,949,254	–	$86,046,514

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$66,715	–	$66,715
Liabilities:
Foreign currency exchange contracts	–	(137,961)	–	(137,961)

Total	–	$(71,246)	–	$(71,246)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

4	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Biotechnology – 14.2%
3SBio, Inc. – ADR(a)	324,600	$5,657,778
Achillion Pharmaceuticals, Inc.(a)	183,800	1,367,472
Acorda Therapeutics, Inc.(a)	484,400	15,650,964
Alexion Pharmaceuticals, Inc.(a)	256,200	12,049,086
Amgen, Inc.(a)	568,310	33,160,889
ARIAD Pharmaceuticals, Inc.(a)	316,300	3,583,679
ArQule, Inc.(a)	222,600	1,391,250
Biogen Idec, Inc.(a)	222,400	23,779,008
BioMarin Pharmaceutical, Inc.(a)	144,300	3,926,403
Celgene Corp.(a)	514,300	31,022,576
Cepheid, Inc.(a)	122,900	4,257,256
Gilead Sciences, Inc.(a)	522,600	21,640,866
Human Genome Sciences, Inc.(a)(b)	536,200	13,158,348
Ironwood Pharmaceuticals, Inc.(a)	197,500	3,104,700
Momenta Pharmaceuticals, Inc.(a)	310,900	6,050,114
NPS Pharmaceuticals, Inc.(a)	471,100	4,451,895
Rigel Pharmaceuticals, Inc.(a)	101,500	930,755
Seattle Genetics, Inc.(a)	579,100	11,883,132
Synta Pharmaceuticals Corp.(a)	837,300	4,211,619
United Therapeutics Corp.(a)	134,900	7,432,990
Vertex Pharmaceuticals, Inc.(a)	102,900	5,349,771

		214,060,551

Diversified Consumer Services – 0.2%
Stewart Enterprises, Inc., Class A	443,900	3,240,470

Health Care Equipment & Supplies – 20.8%
Accuray, Inc.(a)	77,100	617,571
Baxter International, Inc.	722,200	43,108,118
C.R. Bard, Inc.	86,900	9,546,834
China Kanghui Holdings, Inc. – ADR(a)	51,520	1,208,144
China Medical Technologies, Inc. – ADR(a)(c)	177,000	1,364,670
CONMED Corp.(a)	158,000	4,499,840
The Cooper Cos., Inc.	342,000	27,100,080
Covidien Plc	801,800	42,679,814
DiaSorin SpA	162,600	7,803,941
GN Store Nord A/S	364,800	3,515,106
Haemonetics Corp.(a)	154,100	9,919,417
Hill-Rom Holdings, Inc.	348,102	16,026,616
Hologic, Inc.(a)	1,437,800	29,000,426
Integra LifeSciences Holdings Corp.(a)	249,600	11,933,376
Masimo Corp.	207,900	6,170,472
Medtronic, Inc.	398,800	15,365,764
Mindray Medical International Ltd. – ADR(c)	406,800	11,410,740
Natus Medical, Inc.(a)	198,600	3,008,790
Nobel Biocare Holding AG	125,200	2,553,108
Smith & Nephew Plc	477,500	5,117,227
St. Jude Medical, Inc.	445,800	21,255,744
Straumann Holding AG	13,000	3,135,026
Stryker Corp.	381,900	22,413,711
Wright Medical Group, Inc.(a)	394,100	5,911,500
Zimmer Holdings, Inc.(a)	115,400	7,293,280

		311,959,315

Health Care Providers & Services – 28.1%
Aetna, Inc.	852,700	37,595,543
AmerisourceBergen Corp.	674,300	27,916,020
Cardinal Health, Inc.	774,100	35,159,622
CIGNA Corp.	156,300	8,038,509
DaVita, Inc.(a)	386,030	33,434,058
Express Scripts, Inc.(a)	275,320	14,861,774
Fleury SA	319,100	4,665,916
Fresenius Medical Care AG & Co. KGaA	590,000	44,129,253
HCA Holdings, Inc.(a)	240,300	7,929,900
Henry Schein, Inc.(a)	478,700	34,270,133
Humana, Inc.	163,100	13,136,074
Laboratory Corp. of America Holdings(a)	309,300	29,937,147
McKesson Corp.	365,500	30,574,075
Medco Health Solutions, Inc.(a)	562,350	31,784,022
PSS World Medical, Inc.(a)	214,200	5,999,742
Sinopharm Group Co., H Shares	1,469,600	4,953,128
Tenet Healthcare Corp.(a)	1,635,300	10,204,272
UnitedHealth Group, Inc.	933,100	48,129,298

		422,718,486

Life Sciences Tools & Services – 6.9%
Agilent Technologies, Inc.(a)	223,500	11,423,085
Life Technologies Corp.(a)	318,100	16,563,467
Lonza Group AG	86,700	6,792,346
Mettler-Toledo International, Inc.(a)	134,404	22,669,923
ShangPharma Corp. – ADR(a)	160,900	1,684,623
Thermo Fisher Scientific, Inc.(a)	368,500	23,727,715
Waters Corp.(a)	224,600	21,503,204

		104,364,363

Machinery – 1.3%
Pall Corp.	349,100	19,629,893

Personal Products – 0.2%
Synutra International, Inc.(a)(c)	306,900	3,013,758

Pharmaceuticals – 22.4%
Abbott Laboratories	337,500	17,759,250
Allergan, Inc.	527,700	43,931,025
Auxilium Pharmaceuticals, Inc.(a)	162,000	3,175,200
Bristol-Myers Squibb Co.	1,196,000	34,636,160
CFR Pharmaceuticals SA	44,800	1,214,299
Elan Corp. Plc – ADR(a)	721,100	8,198,907
Eli Lilly & Co.	227,400	8,534,322
Forest Laboratories, Inc.(a)	276,000	10,857,840
GlaxoSmithKline Plc	212,100	4,546,221
Glenmark Pharmaceuticals Ltd.(a)	510,800	3,590,192
Hospira, Inc.(a)	291,800	16,533,388
Johnson & Johnson	494,300	32,880,836
Merck & Co., Inc.	732,400	25,846,396
Merck KGaA	144,100	15,667,968
Par Pharmaceutical Cos., Inc.(a)	205,700	6,783,986
Pfizer, Inc.	2,146,840	44,224,904
Roche Holding AG	92,800	15,536,647
Shire Plc – ADR	132,100	12,445,141
Watson Pharmaceuticals, Inc.(a)	437,500	30,069,375

		336,432,057

Total Long-Term Investments (Cost – $1,194,128,830) – 94.1%		1,415,418,893

BLACKROCK FUNDS	JUNE 30, 2011	5

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(d)(e)	93,764,117	$93,764,117

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.10%(d)(e)(f)	$95,053	95,052,750

Total Short-Term Securities (Cost – $188,816,867) – 12.5%		188,816,867

Total Investments Before Outstanding Options Written (Cost – $1,382,945,697*) – 106.6%		1,604,235,760

	Contracts
Options Written
Exchange-Traded Put Options Written
Human Genome Sciences, Inc., Strike Price USD 26, Expires 7/16/11
(Premiums Received – $197,730) – (0.0)%	1,355	(215,445)

Total Investments Net of Outstanding Options Written – 106.6%		1,604,020,315
Liabilities in Excess of Other Assets – (6.6)%		(99,930,965)

Net Assets – 100.0%		$1,504,089,350

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,395,393,632

Gross unrealized appreciation	$219,280,622
Gross unrealized depreciation	(10,438,494)

Net unrealized appreciation	$208,842,128

(a)	Non-income producing security.

(b)	Security, or a portion thereof, pledged/held as collateral for outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at September 30, 2010	Net Activity	Shares/ Beneficial Interest held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,455,464	84,308,653	93,764,117	$748	$51,943
BlackRock Liquidity Series, LLC Money Market Series	$38,485,200	$56,567,550	$95,052,750	–	$20,328

(f)	Security was purchased with the cash collateral from loaned securities.

6	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (concluded)	BlackRock Health Sciences Opportunities

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	6,405,000	USD	7,600,263	Citibank, N.A.	7/07/11	$18,259
CHF	636,000	USD	732,710	Citibank, N.A.	7/07/11	23,790
CHF	1,104,000	USD	1,234,590	Citibank, N.A.	7/07/11	78,579
CHF	12,440,000	USD	14,139,561	Citibank, N.A.	7/07/11	657,380
EUR	1,048,000	USD	1,504,564	Citibank, N.A.	7/07/11	14,896
EUR	2,619,000	USD	3,701,286	Citibank, N.A.	7/07/11	95,915
EUR	16,979,000	USD	24,062,927	Citibank, N.A.	7/07/11	554,358
JPY	154,091,000	USD	1,907,818	UBS AG	7/07/11	6,304
USD	43,184,223	CHF	39,258,000	Citibank, N.A.	7/07/11	(3,511,783)
USD	2,042,311	CHF	1,824,000	Citibank, N.A.	7/07/11	(127,273)
USD	333,162	CHF	303,000	Citibank, N.A.	7/07/11	(27,246)
USD	923,797	CHF	773,000	Citibank, N.A.	7/07/11	4,341
USD	3,531,803	DKK	18,285,000	Citibank, N.A.	7/07/11	(22,624)
USD	80,245,928	EUR	55,618,000	Citibank, N.A.	7/07/11	(392,755)
USD	7,149,951	EUR	4,955,000	Citibank, N.A.	7/07/11	(34,138)
USD	1,995,456	EUR	1,387,000	Citibank, N.A.	7/07/11	(15,509)
USD	1,670,331	EUR	1,127,000	Citibank, N.A.	7/07/11	36,331
USD	1,640,020	EUR	1,106,000	Citibank, N.A.	7/07/11	36,467
USD	8,913,752	GBP	5,488,000	Citibank, N.A.	7/07/11	106,545
USD	1,654,012	HKD	12,843,000	Citibank, N.A.	7/07/11	3,525
USD	1,633,633	JPY	138,155,000	UBS AG	7/07/11	(82,532)

Total						$(2,577,170)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$214,060,551	–	–	$214,060,551
Diversified Consumer Services	3,240,470	–	–	3,240,470
Health Care Equipment & Supplies	289,834,907	$22,124,408	–	311,959,315
Health Care Providers & Services	373,636,105	49,082,381	–	422,718,486
Life Sciences Tools & Services	97,572,017	6,792,346	–	104,364,363
Machinery	19,629,893	–	–	19,629,893
Personal Products	3,013,758	–	–	3,013,758
Pharmaceuticals	300,681,221	35,750,836	–	336,432,057
Short-Term Securities	93,764,117	95,052,750	–	188,816,867

Total	$1,395,433,039	$208,802,721	–	$1,604,235,760

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$1,636,690	–	$1,636,690
Liabilities:
Equity contracts	$(215,445)	–	–	(215,445)
Foreign currency exchange contracts	–	(4,213,860)	–	(4,213,860)

Total	$(215,445)	$(2,577,170)	–	$(2,792,615)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK FUNDS	JUNE 30, 2011	7

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Argentina – 0.2%
Arcos Dorados Holdings, Inc., Class A	184,400	$3,888,996

Australia – 2.8%
Australia & New Zealand Banking Group Ltd.	730,600	17,318,698
BHP Billiton Ltd.	287,200	13,573,295
Lynas Corp. Ltd.(a)	4,934,500	10,479,117
Newcrest Mining Ltd.	579,100	23,464,915

		64,836,025

Austria – 0.3%
Erste Group Bank AG	154,100	8,070,748

Belgium – 0.8%
Anheuser-Busch InBev NV	317,700	18,438,590

Bermuda – 0.6%
Seadrill Ltd.	391,400	13,761,162

Brazil – 2.8%
Banco Bradesco SA, Preference Shares	1,485,400	30,076,340
BM&FBovespa SA	1,988,400	13,148,552
Cia Energetica de Minas Gerais – ADR	575,425	11,876,772
HRT Participacoes em Petroleo SA(a)	10,200	9,182,516

		64,284,180

Canada – 5.6%
Canadian National Railway Co.	281,300	22,499,333
Canadian Natural Resources Ltd.	173,162	7,258,997
First Quantum Minerals Ltd.	151,400	22,074,621
Magna International, Inc., Class A	139,400	7,533,176
Manulife Financial Corp.	721,600	12,779,230
Quadra FNX Mining Ltd.(a)	457,100	6,786,948
Royal Bank of Canada	193,500	11,060,869
Suncor Energy, Inc.	374,400	14,673,980
The Toronto-Dominion Bank	135,500	11,489,647
Trican Well Service Ltd.	565,200	13,279,519

		129,436,320

China – 1.9%
China Construction Bank Corp., H Shares	26,177,800	21,792,631
China Merchants Bank Co. Ltd., H Shares	5,064,900	12,294,919
Lentuo International, Inc. – ADR(a)	301,000	1,462,860
Sinopharm Group Co., H Shares	511,200	1,722,944
Tencent Holdings Ltd.	255,000	6,959,560

		44,232,914

Colombia – 0.5%
Petrominerales Ltd.	390,200	11,453,743

Denmark – 1.5%
Carlsberg A/S, Class B	102,700	11,182,272
FLSmidth & Co. A/S	196,000	16,665,410
Pandora A/S	182,600	5,761,648

		33,609,330

France – 6.5%
BNP Paribas	151,170	11,656,630
Cap Gemini SA	178,400	10,446,755
Compagnie de Saint-Gobain SA	261,800	16,969,457
Danone	284,000	21,201,614
GDF SUEZ	367,600	13,434,976
LVMH Moet Hennessy Louis Vuitton SA	74,500	13,387,517
Sanofi SA	145,500	11,704,182
Société Generale SA	269,300	15,949,666
Technip SA	214,600	23,003,436
Unibail-Rodamco SE	46,800	10,813,234

		148,567,467

Germany – 10.0%
BASF SE	171,400	16,800,962
Bayerische Motoren Werke AG	205,700	20,541,119
Continental AG(a)	119,700	12,613,822
Deutsche Bank AG	296,600	17,505,596
Fresenius Medical Care AG & Co. KGaA	319,900	23,927,030
Gerry Weber International AG	179,344	11,774,993
K+S AG	216,700	16,640,121
Kabel Deutschland Holding AG(a)	274,200	16,890,964
Merck KGaA	186,600	20,288,985
Metro AG	162,700	9,852,833
SAP AG – ADR	270,900	16,430,085
Siemens AG	183,400	25,203,133
Volkswagen AG, Preference Shares	99,348	20,544,861

		229,014,504

Gibraltar – 0.1%
Bwin.Party Digital Entertainment Plc(a)	788,075	1,894,733

Hong Kong – 5.1%
AIA Group Ltd.(a)	5,012,900	17,450,044
China Merchants Holdings International Co. Ltd.	3,013,900	11,694,950
China Mobile Ltd.	829,100	7,718,743
China Resources Enterprise Ltd.	3,018,600	12,368,562
China Unicom Hong Kong Ltd.	5,020,900	10,192,509
CNOOC Ltd. – ADR	47,200	11,135,896
Hong Kong Exchanges and Clearing Ltd.	499,100	10,509,483
Melco Crown Entertainment Ltd. – ADR(a)	844,700	10,786,819
New World Development Ltd.	4,696,200	7,129,868
REXLot Holdings Ltd.	40,096,100	3,878,553
Wharf Holdings Ltd.	2,122,000	14,797,810

		117,663,237

India – 1.4%
HDFC Bank Ltd.	249,100	14,070,110
ICICI Bank Ltd.	477,100	11,726,737
Infosys Technologies Ltd.	94,100	6,139,138

		31,935,985

Indonesia – 0.4%
Adaro Energy Tbk PT	35,183,200	10,083,834

Ireland – 1.3%
Covidien Plc	313,400	16,682,282
Shire Plc – ADR	62,700	5,906,967
WPP Plc	552,800	6,925,424

		29,514,673

Italy – 1.1%
Enel SpA	1,875,600	12,255,571
Saipem SpA	264,800	13,674,440

		25,930,011

Japan – 14.1%
Bridgestone Corp.	720,000	16,589,178
The Chiba Bank Ltd.	1,892,000	11,840,658
Daiwa Office Investment Corp.	1,369	4,816,909
DeNA Co. Ltd.	255,800	11,001,060
IHI Corp.	10,078,400	26,042,111
ITOCHU Corp.	1,089,500	11,331,731

8	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Japan (concluded)
Japan Prime Realty Investment Corp.	1,770	$4,687,384
Japan Tobacco, Inc.	4,570	17,640,530
JGC Corp.	874,000	23,945,080
Komatsu Ltd.	246,800	7,705,871
Kubota Corp.	1,812,800	16,082,379
Marubeni Corp.	1,754,200	11,658,076
Mitsubishi Chemical Holdings Corp.	1,360,300	9,639,273
Mitsui Fudosan Co. Ltd.	586,300	10,097,785
ORIX Corp.	118,000	11,478,074
Sekisui Chemical Co. Ltd.	1,263,200	10,792,876
SMC Corp.	78,900	14,223,306
Softbank Corp.	388,300	14,705,813
Sumitomo Heavy Industries Ltd.	3,080,800	21,503,596
Sumitomo Mitsui Financial Group, Inc.	330,300	10,184,698
Teijin Ltd.	2,101,100	9,261,296
Toray Industries, Inc.	1,688,500	12,468,187
Yamato Holdings Co. Ltd.	792,500	12,466,606
Zeon Corp.	2,653,100	24,817,840

		324,980,317

Luxembourg – 0.8%
Subsea 7 SA	732,900	18,745,512

Malaysia – 1.2%
CIMB Group Holdings Bhd	6,116,000	18,114,879
Petronas Chemicals Group Bhd(a)	3,898,400	9,169,069

		27,283,948

Mexico – 1.0%
Fomento Economico Mexicano SAB de CV – ADR	225,800	15,013,442
Grupo Modelo SAB de CV, Series C	1,209,500	7,313,712

		22,327,154

Netherlands – 5.9%
Aegon NV(a)	1,848,600	12,596,481
Corio NV	34,539	2,287,422
ING Groep NV(a)	937,200	11,549,657
Koninklijke DSM NV	252,800	16,405,924
Koninklijke KPN NV	591,900	8,609,222
Randstad Holding NV	345,500	15,975,278
Royal Dutch Shell Plc, A Shares	1,480,000	52,553,174
VimpelCom Ltd. – ADR	502,100	6,406,796
Wereldhave NV	16,200	1,649,101
Yandex NV	185,100	6,572,901

		134,605,956

Norway – 1.8%
Aker Solutions ASA	383,600	7,664,147
DnB NOR ASA	730,300	10,174,184
Norsk Hydro ASA	1,762,500	13,491,965
Storebrand ASA	1,267,000	10,776,111

		42,106,407

Russia – 0.6%
Lukoil OAO – ADR	223,100	14,222,625

Singapore – 1.2%
Singapore Telecommunications Ltd.	4,609,500	11,881,154
Straits Asia Resources Ltd.	6,385,600	15,607,913

		27,489,067

South Africa – 0.9%
MTN Group Ltd.	529,900	11,288,920
Naspers Ltd., N Shares	165,600	9,352,124

		20,641,044

South Korea – 4.8%
GS Engineering & Construction Corp.	137,900	16,869,269
Hyundai Engineering & Construction Co. Ltd.	296,800	24,055,029
Hyundai Marine & Fire Insurance Co. Ltd.	602,600	18,005,797
Kia Motors Corp.	237,600	16,163,478
KT Corp. – ADR	565,700	10,997,208
Samsung Electronics Co. Ltd.	16,200	12,591,116
Samsung Life Insurance Co. Ltd.	125,600	11,205,575

		109,887,472

Spain – 1.1%
Telefonica SA	1,013,600	24,756,047

Switzerland – 5.3%
Adecco SA	199,200	12,785,718
Cie Financiere Richemont SA, Class A	196,200	12,857,582
Julius Baer Group Ltd.	320,500	13,239,226
Roche Holding AG	123,100	20,609,496
Swiss Re Ltd.(a)	284,300	15,964,083
TE Connectivity Ltd.	279,900	10,289,124
UBS AG(a)	489,700	8,936,816
Xstrata Plc	1,201,870	26,471,745

		121,153,790

Taiwan – 3.2%
AU Optronics Corp. – ADR(a)	967,258	6,654,735
Catcher Technology Co. Ltd.	2,221,300	14,062,811
Chunghwa Telecom Co. Ltd.	344,567	11,904,790
Mega Financial Holding Co. Ltd.	14,132,300	12,380,681
Siliconware Precision Industries Co. – ADR	1,791,200	11,141,264
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1,373,600	17,321,096

		73,465,377

Thailand – 1.2%
Bangkok Bank Public Co. Ltd.	2,153,200	11,112,314
Banpu Public Co. Ltd.	691,400	15,527,719

		26,640,033

United Kingdom – 12.0%
Aegis Group Plc	3,025,200	7,763,956
Antofagasta Plc	850,800	19,039,394
Barclays Plc	4,041,200	16,578,486
Barratt Developments Plc(a)	467,962	858,905
Bellway Plc	196,942	2,261,226
BG Group Plc	749,900	17,027,229
Britvic Plc	1,891,800	11,989,366
Carnival Plc	258,300	10,008,625
Cookson Group Plc	1,601,800	17,303,946
GKN Plc	2,044,400	7,622,117
GlaxoSmithKline Plc	625,800	13,413,603
HSBC Holdings Plc	3,727,799	36,960,263
Imperial Tobacco Group Plc	697,300	23,214,931
Inchcape Plc	1,421,920	9,548,395
International Consolidated Airlines Group(a)	4,884,500	19,938,710
Kazakhmys Plc	452,184	10,023,596
National Grid Plc	1,596,600	15,717,301
Persimmon Plc	224,270	1,737,576
Taylor Wimpey Plc(a)	3,365,206	2,039,647
Tullow Oil Plc	594,100	11,831,015

BLACKROCK FUNDS	JUNE 30, 2011	9

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United Kingdom (concluded)
Vodafone Group Plc	3,818,600	$10,125,599
Vodafone Group Plc – ADR	443,200	11,842,304

		276,846,190

United States – 0.5%
NII Holdings, Inc.(a)	255,200	10,815,376

Total Long-Term Investments (Cost – $1,984,482,667) – 98.5%		2,262,582,767

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(b)(c)	24,084,201	24,084,201

Total Short-Term Securities (Cost – $24,084,201) – 1.1%		24,084,201

Total Investments (Cost – $2,008,566,868*) – 99.6%		2,286,666,968
Other Assets Less Liabilities – 0.4%		9,830,903

Net Assets – 100.0%		$2,296,497,871

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,018,852,117

Gross unrealized appreciation	$313,617,561
Gross unrealized depreciation	(45,802,710)

Net unrealized appreciation	$267,814,851

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,486,655	21,597,546	24,084,201	$599	$84,524
BlackRock Liquidity Series, LLC Money Market Series	$17,219,600	$(17,219,600)	–	–	$14,963

(c)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	47,000	USD	50,018	Citibank, N.A.	7/07/11	$346
AUD	6,685,000	USD	7,146,078	Citibank, N.A.	7/07/11	17,352
AUD	6,165,000	USD	6,574,812	Citibank, N.A.	7/07/11	31,403
AUD	4,080,000	USD	4,339,080	Citibank, N.A.	7/07/11	32,916
AUD	3,824,000	USD	4,051,505	Citibank, N.A.	7/07/11	46,170
AUD	22,872,000	USD	23,807,190	Citibank, N.A.	7/07/11	701,706
CAD	42,450,000	USD	44,230,960	Citibank, N.A.	7/07/11	(224,221)
CAD	1,376,100	USD	1,431,431	Citibank, N.A.	7/07/11	(4,866)
CAD	2,888,300	USD	2,995,429	Citibank, N.A.	7/07/11	(1,208)
CAD	539,000	USD	555,048	Citibank, N.A.	7/07/11	3,718
CAD	20,453,000	USD	21,139,418	Citibank, N.A.	7/07/11	63,640
CHF	11,138,000	USD	13,216,507	Citibank, N.A.	7/07/11	31,751
CHF	39,030,000	USD	44,886,989	Citibank, N.A.	7/07/11	1,537,819
DKK	1,270,000	USD	245,549	Citibank, N.A.	7/07/11	1,327
EUR	1,380,000	USD	1,990,887	Citibank, N.A.	7/07/11	9,929
EUR	2,577,000	USD	3,699,678	Citibank, N.A.	7/07/11	36,629
EUR	7,668,000	USD	10,867,220	Citibank, N.A.	7/07/11	250,358
GBP	5,136,000	USD	8,386,431	Citibank, N.A.	7/07/11	(144,117)
GBP	3,965,000	USD	6,491,978	Citibank, N.A.	7/07/11	(128,899)
GBP	80,000	USD	130,862	Citibank, N.A.	7/07/11	(2,477)
JPY	2,998,000	USD	35,976	UBS AG	7/07/11	1,265
JPY	150,341,000	USD	1,840,567	UBS AG	7/07/11	26,972
JPY	571,890,000	USD	6,971,641	UBS AG	7/07/11	132,389
USD	4,893,700	CAD	4,780,000	Citibank, N.A.	7/07/11	(61,593)
USD	3,988,173	CAD	3,863,000	Citibank, N.A.	7/07/11	(16,492)
USD	9,282,106	CHF	8,174,500	Citibank, N.A.	7/07/11	(441,174)
USD	16,690,005	EUR	11,765,000	Citibank, N.A.	7/07/11	(367,676)
USD	23,207,607	EUR	16,245,000	Citibank, N.A.	7/07/11	(345,477)
USD	10,461,399	EUR	7,431,000	Citibank, N.A.	7/07/11	(312,559)
USD	1,084,768	EUR	754,000	Citibank, N.A.	7/07/11	(8,431)
USD	27,486,780	JPY	2,324,535,000	UBS AG	7/07/11	(1,388,646)
USD	22,950,619	JPY	1,873,000,000	UBS AG	7/07/11	(315,829)
USD	381,166	JPY	31,693,000	UBS AG	7/07/11	(12,526)
USD	4,443,766	JPY	357,285,000	UBS AG	7/07/11	5,564

10	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (concluded)	BlackRock International Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,845,195	NOK	21,493,000	UBS AG	7/07/11	$(136,809)

Total						$(981,746)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$3,888,996	–	–	$3,888,996
Australia	10,479,117	$54,356,908	–	64,836,025
Austria	–	8,070,748	–	8,070,748
Belgium	–	18,438,590	–	18,438,590
Bermuda	–	13,761,162	–	13,761,162
Brazil	64,284,180	–	–	64,284,180
Canada	129,436,320	–	–	129,436,320
China	1,462,860	42,770,054	–	44,232,914
Colombia	11,453,743	–	–	11,453,743
Denmark	5,761,648	27,847,682	–	33,609,330
France	–	148,567,467	–	148,567,467
Germany	28,205,078	200,809,426	–	229,014,504
Gibraltar	–	1,894,733	–	1,894,733
Hong Kong	21,922,715	95,740,522	–	117,663,237
India	–	31,935,985	–	31,935,985
Indonesia	–	10,083,834	–	10,083,834
Ireland	22,589,249	6,925,424	–	29,514,673
Italy	–	25,930,011	–	25,930,011
Japan	–	324,980,317	–	324,980,317
Luxembourg	–	18,745,512	–	18,745,512
Malaysia	–	27,283,948	–	27,283,948
Mexico	22,327,154	–	–	22,327,154
Netherlands	20,743,653	113,862,303	–	134,605,956
Norway	–	42,106,407	–	42,106,407
Russia	14,222,625	–	–	14,222,625
Singapore	–	27,489,067	–	27,489,067
South Africa	–	20,641,044	–	20,641,044
South Korea	10,997,208	98,890,264	–	109,887,472
Spain	–	24,756,047	–	24,756,047
Switzerland	26,253,207	94,900,583	–	121,153,790
Taiwan	47,021,885	26,443,492	–	73,465,377
Thailand	–	26,640,033	–	26,640,033
United Kingdom	20,451,526	256,394,664	–	276,846,190
United States	10,815,376	–	–	10,815,376
Short-Term Securities	24,084,201	–	–	24,084,201

Total	$496,400,741	$1,790,266,227	–	$2,286,666,968

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$2,931,254	–	$2,931,254
Liabilities:
Foreign currency exchange contracts	–	(3,913,000)	–	(3,913,000)

Total	–	$(981,746)	–	$(981,746)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS	JUNE 30, 2011	11

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Biotechnology – 1.2%
Gilead Sciences, Inc.(a)	60,700	$2,513,587

Communications Equipment – 10.2%
Acme Packet, Inc.(a)	20,700	1,451,691
Anaren, Inc.(a)	22,900	486,625
Cisco Systems, Inc.	134,300	2,096,423
F5 Networks, Inc.(a)	28,500	3,142,125
Finisar Corp.(a)	36,700	661,701
JDS Uniphase Corp.(a)	47,300	788,018
Juniper Networks, Inc.(a)	55,300	1,741,950
Motorola Solutions, Inc.(a)	21,714	999,712
Polycom, Inc.(a)	54,200	3,485,060
QUALCOMM, Inc.	101,200	5,747,148
RADWARE Ltd.(a)	28,500	992,940

		21,593,393

Computers & Peripherals – 15.3%
Apple, Inc.(a)	55,700	18,696,819
EMC Corp.(a)(b)	177,400	4,887,370
Hewlett-Packard Co.	58,500	2,129,400
NetApp, Inc.(a)	48,100	2,538,718
SanDisk Corp.(a)	40,400	1,676,600
STEC, Inc.(a)(b)	80,700	1,372,707
Western Digital Corp.(a)	31,300	1,138,694

		32,440,308

Diversified Telecommunication Services – 1.0%
AT&T Inc.	67,000	2,104,470

Electrical Equipment – 0.2%
Nidec Corp.	4,800	448,129

Electronic Equipment, Instruments & Components – 4.4%
Amphenol Corp., Class A	39,600	2,138,004
Arrow Electronics, Inc.(a)	34,800	1,444,200
AU Optronics Corp. – ADR(a)	128,356	883,089
Corning, Inc.	88,800	1,611,720
Hitachi Ltd.	254,400	1,509,865
Tech Data Corp.(a)	22,400	1,095,136
Vishay Intertechnology, Inc.(a)	41,400	622,656

		9,304,670

Internet & Catalog Retail – 2.0%
Amazon.com, Inc.(a)	10,900	2,228,941
priceline.com, Inc.(a)	4,100	2,098,913

		4,327,854

Internet Software & Services – 9.8%
Baidu, Inc. – ADR(a)	15,800	2,214,054
eBay, Inc.(a)	111,000	3,581,970
Google, Inc., Class A(a)	14,200	7,190,596
IntraLinks Holdings, Inc.(a)	92,000	1,589,760
Qihoo 360 Technology Co. Ltd. – ADR(a)	20,700	401,787
Rackspace Hosting, Inc.(a)	23,200	991,568
Responsys, Inc.(a)	23,600	418,428
SouFun Holdings Ltd. – ADR(a)	10,300	212,798
VeriSign, Inc.	61,600	2,061,136
Yahoo!, Inc.(a)	104,800	1,576,192
Yandex NV	17,800	632,078

		20,870,367

IT Services – 10.7%
Accenture Plc, Class A	47,800	2,888,076
Automatic Data Processing, Inc.	41,600	2,191,488
Camelot Information Systems, Inc. – ADR(a)	40,500	605,475
Cognizant Technology Solutions Corp., Class A(a)	42,000	3,080,280
Convergys Corp.(a)	95,300	1,299,892
International Business Machines Corp.	48,700	8,354,485
Teradata Corp.(a)	50,200	3,022,040
The Western Union Co.	67,900	1,360,037

		22,801,773

Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific, Inc.(a)	17,800	1,146,142

Office Electronics – 0.9%
Xerox Corp.	174,500	1,816,545

Pharmaceuticals – 1.8%
Pfizer, Inc.	184,800	3,806,880

Professional Services – 0.0%
RPX Corp.(a)	3,400	95,302

Semiconductors & Semiconductor Equipment – 17.4%
Applied Materials, Inc.	181,600	2,362,616
ASM Pacific Technology Ltd.	52,100	716,367
Broadcom Corp., Class A	97,700	3,286,628
Cavium, Inc.(a)	44,600	1,944,114
Freescale Semiconductor Holdings I Ltd.(a)	43,400	798,126
Hynix Semiconductor, Inc.	58,000	1,370,356
Intel Corp.	85,000	1,883,600
KLA-Tencor Corp.	39,100	1,582,768
Lam Research Corp.(a)	50,700	2,244,996
Marvell Technology Group Ltd.(a)	123,900	1,829,383
MEMC Electronic Materials, Inc.(a)	115,500	985,215
Micron Technology, Inc.(a)	249,600	1,867,008
Novellus Systems, Inc.(a)	74,600	2,696,044
PMC-Sierra, Inc.(a)	121,300	918,241
Rubicon Technology, Inc.(a)(b)	45,500	767,130
Samsung Electronics Co. Ltd.	1,800	1,399,013
Shinko Electric Industries Co. Ltd.	81,400	767,400
Siliconware Precision Industries Co. – ADR	185,100	1,151,322
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	123,100	1,552,291
Teradyne, Inc.(a)	73,800	1,092,240
Texas Instruments, Inc.	108,200	3,552,206
TriQuint Semiconductor, Inc.(a)	111,600	1,137,204
Veeco Instruments, Inc.(a)(b)	24,500	1,186,045

		37,090,313

Software – 18.6%
ACI Worldwide, Inc.(a)	26,400	891,528
Ariba, Inc.(a)	75,600	2,605,932
Autodesk, Inc.(a)	42,100	1,625,060
BMC Software, Inc.(a)	61,100	3,342,170
CA, Inc.	75,300	1,719,852
Check Point Software Technologies Ltd.(a)	20,100	1,142,685
Citrix Systems, Inc.(a)	27,400	2,192,000
CommVault Systems, Inc.(a)(b)	20,300	902,335
Compuware Corp.(a)	147,500	1,439,600
Fortinet, Inc.(a)	64,700	1,765,663
Intuit, Inc.(a)	47,600	2,468,536
Microsoft Corp.	165,300	4,297,800
Progress Software Corp.(a)	78,650	1,897,825
Red Hat, Inc.(a)	61,500	2,822,850
Salesforce.com, Inc.(a)	14,900	2,219,802
SAP AG – ADR	33,100	2,007,515
Sourcefire, Inc.(a)	16,100	478,492

12	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Software (concluded)
Symantec Corp.(a)	114,300	$2,253,996
Taleo Corp., Class A(a)	55,000	2,036,650
VMware, Inc., Class A(a)	13,900	1,393,197

		39,503,488

Wireless Telecommunication Services – 0.6%
VimpelCom Ltd. – ADR	105,200	1,342,352

Total Common Stocks (Cost – $168,317,427) – 94.6%		201,205,573

Exchange-Traded Funds – 4.1%
Powershares QQQ Trust Series 1	152,000	8,671,600

Total Long-Term Investments (Cost – $176,837,377) – 98.7%		209,877,173

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(c)(d)	11,923,650	11,923,650

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.10%(c)(d)(e)	$62,002	62,002,050

Total Short-Term Securities (Cost – $73,925,700) – 34.8%		73,925,700

Total Investments (Cost – $250,763,077*) – 133.5%		283,802,873
Liabilities in Excess of Other Assets – (33.5)%		(71,201,044)

Net Assets – 100.0%		$212,601,829

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$255,482,308

Gross unrealized appreciation	$32,955,683
Gross unrealized depreciation	(4,635,118)

Net unrealized appreciation	$28,320,565

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,024,280	7,899,370	11,923,650	$74	$8,388
BlackRock Liquidity Series, LLC Money Market Series	$353,250	$61,648,800	$62,002,050	–	$4,115

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,516,000	USD	1,814,154	Citibank, N.A.	7/07/11	$(10,926)
USD	1,667,616	CHF	1,516,000	Citibank, N.A.	7/07/11	(135,612)
USD	60,787	HKD	472,000	Citibank, N.A.	7/07/11	130
USD	1,809,772	JPY	153,051,000	UBS AG	7/07/11	(91,431)
USD	412,928	JPY	33,200,000	UBS AG	7/07/11	517
USD	157,265	JPY	12,596,000	UBS AG	7/07/11	797

Total						$(236,525)

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS	JUNE 30, 2011	13

Schedule of Investments (concluded)	BlackRock Science & Technology Opportunities Portfolio

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$2,513,587	–	–	$2,513,587
Communications Equipment	21,593,393	–	–	21,593,393
Computers & Peripherals	32,440,308	–	–	32,440,308
Diversified Telecommunication Services	2,104,470	–	–	2,104,470
Electrical Equipment	–	$448,129	–	448,129
Electronic Equipment Instruments & Components	7,794,805	1,509,865	–	9,304,670
Internet & Catalog Retail	4,327,854	–	–	4,327,854
Internet Software & Services	20,870,367	–	–	20,870,367
IT Services	22,801,773	–	–	22,801,773
Life Sciences Tools & Services	1,146,142	–	–	1,146,142
Office Electronics	1,816,545	–	–	1,816,545
Pharmaceuticals	3,806,880	–	–	3,806,880
Professional Services	95,302	–	–	95,302
Semiconductors & Semiconductor Equipment	32,837,177	4,253,136	–	37,090,313
Software	39,503,488	–	–	39,503,488
Wireless Telecommunication Services	1,342,352	–	–	1,342,352
Exchange-Traded Funds	8,671,600	–	–	8,671,600
Short-Term Securities	11,923,650	62,002,050	–	73,925,700

Total	$215,589,693	$68,213,180	–	$283,802,873

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$1,444	–	$1,444
Liabilities:
Foreign currency exchange contracts	–	(237,969)	–	(237,969)

Total	–	$(236,525)	–	$(236,525)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

14	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments June 30, 2011( Unaudited)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense – 0.6%
Rockwell Collins, Inc.	446,600	$27,550,754

Auto Components – 1.9%
The Goodyear Tire & Rubber Co.(a)	2,355,400	39,500,058
Lear Corp.	599,800	32,077,304
Tenneco, Inc.(a)	277,100	12,211,797

		83,789,159

Beverages – 0.5%
Coca-Cola Enterprises, Inc.	806,800	23,542,424

Biotechnology – 0.7%
Alexion Pharmaceuticals, Inc.(a)	192,500	9,053,275
Human Genome Sciences, Inc.(a)	665,300	16,326,462
United Therapeutics Corp.(a)	71,600	3,945,160

		29,324,897

Capital Markets – 2.8%
Affiliated Managers Group, Inc.(a)	233,900	23,729,155
Ameriprise Financial, Inc.	439,300	25,338,824
T. Rowe Price Group, Inc.	350,300	21,137,102
TD Ameritrade Holding Corp.	1,466,200	28,605,562
Waddell & Reed Financial, Inc., Class A	808,000	29,370,800

		128,181,443

Chemicals – 5.2%
Albemarle Corp.	810,700	56,100,440
Celanese Corp., Series A	961,300	51,246,903
Cytec Industries, Inc.	658,300	37,648,177
Eastman Chemical Co.	350,500	35,775,535
Kronos Worldwide, Inc.	879,072	27,646,814
PPG Industries, Inc.	310,000	28,144,900

		236,562,769

Commercial Banks – 3.1%
Comerica, Inc.	1,152,000	39,824,640
Commerce Bancshares, Inc.	289,300	12,439,900
Fifth Third Bancorp	1,345,000	17,148,750
Iberiabank Corp.	305,500	17,609,020
KeyCorp	3,517,300	29,299,109
SunTrust Banks, Inc.	905,700	23,367,060

		139,688,479

Communications Equipment – 0.7%
F5 Networks, Inc.(a)	145,700	16,063,425
Juniper Networks, Inc.(a)	502,400	15,825,600

		31,889,025

Construction & Engineering – 3.6%
Chicago Bridge & Iron Co. NV	505,600	19,667,840
Foster Wheeler AG(a)	1,627,600	49,446,488
Jacobs Engineering Group, Inc.(a)	1,136,155	49,138,704
KBR, Inc.	1,118,200	42,144,958

		160,397,990

Containers & Packaging – 0.5%
Rock-Tenn Co., Class A	307,500	20,399,550

Diversified Financial Services – 0.2%
CBOE Holdings, Inc.	420,100	10,334,460

Diversified Telecommunication Services – 0.7%
CenturyLink, Inc.	797,100	32,226,753

Electrical Equipment – 0.5%
The Babcock & Wilcox Co.(a)	833,500	23,096,285

Electronic Equipment, Instruments & Components – 1.9%
Amphenol Corp., Class A	1,027,100	55,453,129
Jabil Circuit, Inc.	874,400	17,662,880
Vishay Intertechnology, Inc.(a)	781,200	11,749,248

		84,865,257

Energy Equipment & Services – 5.5%
Cameron International Corp.(a)	666,700	33,528,343
Complete Production Services, Inc.(a)	822,500	27,438,600
Dresser-Rand Group, Inc.(a)	438,905	23,591,144
McDermott International, Inc.(a)	1,047,700	20,754,937
Oceaneering International, Inc.	652,200	26,414,100
Oil States International, Inc.(a)	487,800	38,980,098
Rowan Cos., Inc.(a)	1,018,900	39,543,509
Weatherford International Ltd.(a)	1,906,100	35,739,375

		245,990,106

Food & Staples Retailing – 0.3%
Whole Foods Market, Inc.	204,700	12,988,215

Food Products – 2.4%
ConAgra Foods, Inc.	1,122,700	28,976,887
H.J. Heinz Co.	845,200	45,032,256
Ralcorp Holdings, Inc.(a)	398,236	34,479,273

		108,488,416

Health Care Equipment & Supplies – 2.3%
C.R. Bard, Inc.	189,200	20,785,512
The Cooper Cos., Inc.	394,300	31,244,332
Hologic, Inc.(a)	1,296,100	26,142,337
Integra LifeSciences Holdings Corp.(a)	268,300	12,827,423
Zimmer Holdings, Inc.(a)	205,300	12,974,960

		103,974,564

Health Care Providers & Services – 3.3%
Aetna, Inc.	192,500	8,487,325
AmerisourceBergen Corp.	747,200	30,934,080
DaVita, Inc.(a)	276,700	23,964,987
HCA Holdings, Inc.(a)	174,100	5,745,300
Henry Schein, Inc.(a)(b)	446,400	31,957,776
Humana, Inc.	276,100	22,237,094
Laboratory Corp. of America Holdings(a)	230,600	22,319,774
Tenet Healthcare Corp.(a)	842,000	5,254,080

		150,900,416

Hotels, Restaurants & Leisure – 3.6%
Cracker Barrel Old Country Store, Inc.	430,400	21,223,024
Darden Restaurants, Inc.	829,900	41,295,824
Penn National Gaming, Inc.(a)	725,100	29,250,534
Royal Caribbean Cruises Ltd.(a)	470,200	17,698,328
Starwood Hotels & Resorts Worldwide, Inc.	661,800	37,087,272
Wynn Resorts Ltd.	104,900	15,057,346

		161,612,328

Household Durables – 1.5%
Jarden Corp.	934,600	32,253,046
Pulte Group, Inc.(a)(b)	1,726,800	13,227,288
Toll Brothers, Inc.(a)	1,114,300	23,110,582

		68,590,916

Household Products – 1.5%
Church & Dwight Co., Inc.	855,800	34,694,132
Clorox Co.	464,200	31,305,648

		65,999,780

BLACKROCK FUNDS	JUNE 30, 2011	15

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Insurance – 3.8%
AON Corp.	562,900	$28,876,770
Brown & Brown, Inc.	681,200	17,479,592
The Hartford Financial Services Group, Inc.	1,519,200	40,061,304
Lincoln National Corp.	1,233,700	35,148,113
Reinsurance Group of America, Inc.	251,700	15,318,462
RenaissanceRe Holdings Ltd.	260,100	18,193,995
XL Group Plc	759,600	16,696,008

		171,774,244

Internet & Catalog Retail – 0.6%
priceline.com, Inc.(a)	51,600	26,415,588

IT Services – 2.9%
Convergys Corp.(a)	1,490,500	20,330,420
Fidelity National Information Services, Inc.	1,412,200	43,481,638
Fiserv, Inc.(a)	391,200	24,500,856
Global Payments, Inc.	573,500	29,248,500
SAIC, Inc.(a)	814,922	13,706,988

		131,268,402

Leisure Equipment & Products – 0.4%
Mattel, Inc.	661,100	18,173,639

Life Sciences Tools & Services – 0.7%
Life Technologies Corp.(a)	160,900	8,378,063
Waters Corp.(a)	257,700	24,672,198

		33,050,261

Machinery – 6.8%
Actuant Corp., Class A(b)	1,650,900	44,293,647
Dover Corp.	674,600	45,737,880
Flowserve Corp.	277,100	30,450,519
Gardner Denver, Inc.	489,900	41,176,095
Meritor, Inc.(a)	2,592,100	41,577,284
Oshkosh Corp.(a)	814,100	23,560,054
Snap-On, Inc.	716,200	44,748,176
Stanley Black & Decker, Inc.	360,740	25,991,317
Terex Corp.(a)	344,954	9,813,941

		307,348,913

Media – 2.4%
The Interpublic Group of Cos., Inc.	1,929,000	24,112,500
Liberty Global, Inc., Class A(a)	1,086,300	48,926,952
Liberty Media Corp. Capital, Series A(a)	401,700	34,445,775

		107,485,227

Metals & Mining – 1.4%
Molycorp, Inc.(a)(b)	458,200	27,977,692
Stillwater Mining Co.(a)	1,518,100	33,413,381

		61,391,073

Multiline Retail – 2.5%
Dollar Tree, Inc.(a)	660,650	44,012,503
Macy’s, Inc.	734,700	21,482,628
Nordstrom, Inc.	533,100	25,023,714
Saks, Inc.(a)	2,039,500	22,781,215

		113,300,060

Multi-Utilities – 1.7%
Alliant Energy Corp.	1,089,700	44,307,202
Sempra Energy	639,000	33,790,320

		78,097,522

Office Electronics – 0.7%
Xerox Corp.	2,836,400	29,526,924

Oil, Gas & Consumable Fuels – 4.1%
Arch Coal, Inc.	758,300	20,216,278
Brigham Exploration Co.(a)	593,300	17,757,469
Cloud Peak Energy, Inc.(a)	1,210,287	25,779,113
Concho Resources, Inc.(a)	183,700	16,872,845
Continental Resources, Inc.(a)(b)	264,100	17,142,731
Denbury Resources, Inc.(a)(b)	756,100	15,122,000
Kosmos Energy Ltd.(a)	1,492,700	25,346,046
Peabody Energy Corp.	278,000	16,376,980
Pioneer Natural Resources Co.	176,900	15,844,933
Whiting Petroleum Corp.(a)	275,800	15,695,778

		186,154,173

Pharmaceuticals – 1.4%
Forest Laboratories, Inc.(a)	271,200	10,669,008
Hospira, Inc.(a)	335,900	19,032,094
Watson Pharmaceuticals, Inc.(a)	473,500	32,543,655

		62,244,757

Professional Services – 1.0%
Robert Half International, Inc.	1,703,000	46,032,090

Real Estate Investment Trusts (REITs) – 5.5%
Equity Residential(b)	304,800	18,288,000
Essex Property Trust, Inc.	268,900	36,379,481
Federal Realty Investment Trust	441,000	37,564,380
Health Care REIT, Inc.	508,300	26,650,169
Hospitality Properties Trust	1,582,600	38,378,050
Rayonier, Inc.	546,500	35,713,775
SL Green Realty Corp.	299,000	24,778,130
Washington REIT	874,900	28,451,748

		246,203,733

Real Estate Management & Development – 1.2%
CB Richard Ellis Group, Inc., Class A(a)	2,161,000	54,262,710

Road & Rail – 2.2%
Avis Budget Group, Inc.(a)	1,479,400	25,282,946
Kansas City Southern(a)	502,500	29,813,325
Ryder System, Inc.	771,500	43,859,775

		98,956,046

Semiconductors & Semiconductor Equipment – 4.0%
Freescale Semiconductor Holdings I Ltd.(a)	849,500	15,622,305
International Rectifier Corp.(a)	817,200	22,857,084
Intersil Corp., Class A	1,621,500	20,836,275
Lam Research Corp.(a)	432,900	19,168,812
Marvell Technology Group Ltd.(a)	932,800	13,772,792
Novellus Systems, Inc.(a)	749,600	27,090,544
PMC-Sierra, Inc.(a)	2,962,100	22,423,097
RF Micro Devices, Inc.(a)	3,040,600	18,608,472
Teradyne, Inc.(a)	1,454,471	21,526,171

		181,905,552

Software – 6.3%
Advent Software, Inc.(a)(b)	685,600	19,313,352
Ariba, Inc.(a)	1,414,800	48,768,156
Autodesk, Inc.(a)	781,900	30,181,340
BMC Software, Inc.(a)	620,100	33,919,470
Parametric Technology Corp.(a)	806,600	18,495,338
Red Hat, Inc.(a)	767,900	35,246,610
Rovi Corp.(a)(b)	357,100	20,483,256
Solera Holdings, Inc.	534,700	31,632,852
TIBCO Software, Inc.(a)	1,520,700	44,130,714

		282,171,088

16	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (concluded)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Specialty Retail – 2.6%
Abercrombie & Fitch Co., Class A	543,400	$36,364,328
Guess?, Inc.	612,200	25,749,132
Office Depot, Inc.(a)	1,816,800	7,666,896
O’Reilly Automotive, Inc.(a)(b)	549,700	36,010,847
Rue21, Inc.(a)(b)	343,000	11,147,500

		116,938,703

Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	520,600	33,281,958

Tobacco – 0.7%
Lorillard, Inc.	308,700	33,608,169

Wireless Telecommunication Services – 1.8%
MetroPCS Communications, Inc.(a)	1,597,500	27,492,975
NII Holdings, Inc.(a)	576,000	24,410,880
NTELOS Holdings Corp.	552,950	11,291,239
SBA Communications Corp., Class A(a)	466,500	17,815,635

		81,010,729

Total Long-Term Investments (Cost – $3,676,104,611) – 98.7%		4,450,995,547

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(c)(d)	59,962,923	59,962,923

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.10%(c)(d)(e)	$15,188	15,188,400

Total Short-Term Securities (Cost – $75,151,323) – 1.7%		75,151,323

Total Investments (Cost – $3,751,255,934*) – 100.4%		4,526,146,870
Liabilities in Excess of Other Assets – (0.4)%		(17,904,316)

Net Assets – 100.0%		$4,508,242,554

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,767,453,866

Gross unrealized appreciation	$824,787,801
Gross unrealized depreciation	(66,094,797)

Net unrealized appreciation	$758,693,004

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	90,942,738	(30,979,815)	59,962,923	$1,667	$193,202
BlackRock Liquidity Series, LLC Money Market Series	$213,606,000	$(198,417,600)	$15,188,400	–	$365,957

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$4,450,995,547	–	–	$4,450,995,547
Short-Term Securities	59,962,923	$15,188,400	–	75,151,323

Total	$4,510,958,470	$15,188,400	–	$4,526,146,870

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK FUNDS	JUNE 30, 2011	17

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense – 4.6%
BE Aerospace, Inc.(a)(b)	122,200	$4,986,982
Precision Castparts Corp.	25,100	4,132,715
TransDigm Group, Inc.(a)	29,100	2,653,629

		11,773,326

Auto Components – 3.2%
The Goodyear Tire & Rubber Co.(a)	118,200	1,982,214
Lear Corp.	67,700	3,620,596
Tenneco, Inc.(a)	58,600	2,582,502

		8,185,312

Biotechnology – 2.2%
Cubist Pharmaceuticals, Inc.(a)	156,600	5,636,034

Capital Markets – 1.0%
Lazard Ltd., Class A	71,100	2,637,810

Chemicals – 6.1%
Agrium, Inc.	21,600	1,895,616
Ashland, Inc.	59,400	3,838,428
Celanese Corp., Series A	110,200	5,874,762
Rockwood Holdings, Inc.(a)	51,400	2,841,906
Solutia, Inc.(a)	54,100	1,236,185

		15,686,897

Commercial Banks – 0.5%
SVB Financial Group(a)	23,400	1,397,214

Commercial Services & Supplies – 1.6%
Copart, Inc.(a)	31,500	1,467,900
Progressive Waste Solutions Ltd.	110,600	2,753,940

		4,221,840

Communications Equipment – 2.7%
Aruba Networks, Inc.(a)	87,400	2,582,670
Ciena Corp.(a)	154,700	2,843,386
Polycom, Inc.(a)	25,100	1,613,930

		7,039,986

Computers & Peripherals – 0.8%
NetApp, Inc.(a)	37,300	1,968,694

Construction & Engineering – 1.2%
Jacobs Engineering Group, Inc.(a)	68,400	2,958,300

Diversified Financial Services – 0.5%
IntercontinentalExchange, Inc.(a)	10,300	1,284,513

Electrical Equipment – 1.2%
AMETEK, Inc.	71,500	3,210,350

Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp., Class A	46,600	2,515,934

Energy Equipment & Services – 3.0%
Dril-Quip, Inc.(a)	26,000	1,763,580
Patterson-UTI Energy, Inc.	105,900	3,347,499
Superior Energy Services, Inc.(a)	67,300	2,499,522

		7,610,601

Food & Staples Retailing – 1.5%
Whole Foods Market, Inc.	60,000	3,807,000

Food Products – 1.8%
Flowers Foods, Inc.	100,650	2,218,326
Green Mountain Coffee Roasters, Inc.(a)	26,500	2,365,390

		4,583,716

Health Care Equipment & Supplies – 2.8%
Boston Scientific Corp.(a)	465,300	3,215,223
CareFusion Corp.(a)	57,000	1,548,690
NxStage Medical, Inc.(a)	114,800	2,390,136

		7,154,049

Health Care Providers & Services – 6.6%
Amedisys, Inc.(a)	67,400	1,794,862
AmerisourceBergen Corp.	115,500	4,781,700
Health Net, Inc.(a)	60,700	1,949,684
HealthSpring, Inc.(a)	58,100	2,680,153
Lincare Holdings, Inc.	194,750	5,700,332

		16,906,731

Hotels, Restaurants & Leisure – 3.9%
Darden Restaurants, Inc.	83,100	4,135,056
Scientific Games Corp., Class A(a)	251,600	2,601,544
Wynn Resorts Ltd.	22,200	3,186,588

		9,923,188

Insurance – 1.9%
Brown & Brown, Inc.	99,000	2,540,340
RenaissanceRe Holdings Ltd.	34,600	2,420,270

		4,960,610

Internet & Catalog Retail – 1.4%
priceline.com, Inc.(a)	6,800	3,481,124

IT Services – 4.7%
Alliance Data Systems Corp.(a)(b)	47,900	4,505,953
Gartner, Inc.(a)	59,900	2,413,371
Genpact Ltd.(a)	106,000	1,827,440
Teradata Corp.(a)(b)	47,500	2,859,500
VeriFone Systems, Inc.(a)	10,300	456,805

		12,063,069

Machinery – 4.5%
CNH Global NV(a)	39,800	1,538,270
Flowserve Corp.	11,900	1,307,691
Oshkosh Corp.(a)	107,400	3,108,156
Stanley Black & Decker, Inc.	47,000	3,386,350
Trinity Industries, Inc.	60,800	2,120,704

		11,461,171

Media – 0.8%
The Interpublic Group of Cos., Inc.	164,300	2,053,750

Metals & Mining – 0.7%
Allegheny Technologies, Inc.	28,300	1,796,201

Multiline Retail – 1.0%
Nordstrom, Inc.	52,700	2,473,738

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR USD	American Depositary Receipts US Dollar

BLACKROCK FUNDS	JUNE 30, 2011	1

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels – 5.0%
Alpha Natural Resources, Inc.(a)	21,115	$959,466
CONSOL Energy, Inc.	69,200	3,354,816
El Paso Corp.	126,900	2,563,380
Plains Exploration & Production Co.(a)	124,000	4,726,880
SandRidge Energy, Inc.(a)	106,400	1,134,224

		12,738,766

Pharmaceuticals – 4.7%
Elan Corp. Plc – ADR(a)	400,700	4,555,959
Endo Pharmaceuticals Holdings, Inc.(a)	104,100	4,181,697
Jazz Pharmaceuticals, Inc.(a)	97,200	3,241,620

		11,979,276

Professional Services – 3.9%
The Corporate Executive Board Co.	46,500	2,029,725
IHS, Inc., Class A(a)(b)	40,100	3,345,142
Manpower, Inc.	39,200	2,103,080
Robert Half International, Inc.	89,700	2,424,591

		9,902,538

Real Estate Investment Trusts (REITs) – 0.5%
DuPont Fabros Technology, Inc.	51,700	1,302,840

Road & Rail – 0.5%
Con-way, Inc.	33,600	1,304,016

Semiconductors & Semiconductor Equipment – 8.4%
Altera Corp.	42,800	1,983,780
Analog Devices, Inc.	98,400	3,851,376
Avago Technologies Ltd.	86,700	3,294,600
Broadcom Corp., Class A	75,900	2,553,276
NetLogic Microsystems, Inc.(a)	110,667	4,473,160
NVIDIA Corp.(a)	52,400	834,994
Skyworks Solutions, Inc.(a)	51,700	1,188,066
Xilinx, Inc.	94,300	3,439,121

		21,618,373

Software – 6.0%
Check Point Software Technologies Ltd.(a)	69,700	3,962,445
Intuit, Inc.(a)	59,000	3,059,740
MICROS Systems, Inc.(a)	25,700	1,277,547
Salesforce.com, Inc.(a)	13,000	1,936,740
SuccessFactors, Inc.(a)	31,600	929,040
TIBCO Software, Inc.(a)	44,500	1,291,390
TiVo, Inc.(a)	291,500	2,999,535

		15,456,437

Specialty Retail – 4.4%
Express, Inc.	71,500	1,558,700
GameStop Corp., Class A(a)(b)	118,100	3,149,727
Limited Brands, Inc.	84,900	3,264,405
PetSmart, Inc.	46,300	2,100,631
TJX Cos., Inc.	25,000	1,313,250

		11,386,713

Textiles, Apparel & Luxury Goods – 2.4%
Coach, Inc.	43,000	2,748,990
Deckers Outdoor Corp.(a)	23,400	2,062,476
Fossil, Inc.(a)	10,800	1,271,376

		6,082,842

Total Long-Term Investments (Cost – $200,540,503) – 97.0%		248,562,959

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(c)(d)	8,889,656	8,889,656

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.10%(c)(d)(e)	$10,479	10,478,926

Total Short-Term Securities (Cost – $19,368,582) – 7.5%		19,368,582

Total Investments (Cost – $219,909,085*) – 104.5%		267,931,541
Liabilities in Excess of Other Assets – (4.5)%		(11,619,317)

Net Assets – 100.0%		$256,312,224

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$211,464,624

Gross unrealized appreciation	$53,989,669
Gross unrealized depreciation	(7,522,752)

Net unrealized appreciation	$46,466,917

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,694,176	6,195,480	8,889,656	$8	$5,251
BlackRock Liquidity Series, LLC Money Market Series	$12,392,250	$(1,913,324)	$10,478,926	–	$11,369

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$248,562,959	–	–	$248,562,959
Short-Term Securities	8,889,656	$10,478,926	–	19,368,582

Total	$257,452,615	$10,478,926	–	$267,931,541

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK FUNDS	JUNE 30, 2011	3

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense – 2.3%
Goodrich Corp.	167,700	$16,015,350
Spirit AeroSystems Holdings, Inc., Class A(a)	592,100	13,026,200

		29,041,550

Airlines – 0.7%
United Continental Holdings, Inc.(a)	359,900	8,144,537

Auto Components – 3.3%
Dana Holding Corp.(a)(b)	872,112	15,959,650
The Goodyear Tire & Rubber Co.(a)	763,300	12,800,541
Lear Corp.	219,200	11,722,816

		40,483,007

Beverages – 1.0%
Coca-Cola Enterprises, Inc.	443,900	12,953,002

Capital Markets – 1.2%
Freedom Pay, Inc.(a)	43,051	430
Invesco Ltd.	642,600	15,036,840

		15,037,270

Chemicals – 2.5%
Ashland, Inc.	310,200	20,045,124
Cytec Industries, Inc.	197,800	11,312,182

		31,357,306

Commercial Banks – 4.5%
Comerica, Inc.	441,700	15,269,569
M&T Bank Corp.	168,300	14,801,985
SunTrust Banks, Inc.	570,000	14,706,000
Zions Bancorporation	437,490	10,504,135

		55,281,689

Commercial Services & Supplies – 1.0%
Corrections Corp. of America(a)	550,400	11,916,160

Computers & Peripherals – 0.9%
Seagate Technology Plc	687,300	11,106,768

Construction & Engineering – 1.2%
Quanta Services, Inc.(a)(b)	725,900	14,663,180

Consumer Finance – 1.3%
Discover Financial Services	601,300	16,084,775

Containers & Packaging – 1.2%
Crown Holdings, Inc.(a)	372,700	14,468,214

Diversified Financial Services – 1.4%
NYSE Euronext, Inc.	505,000	17,306,350

Diversified Telecommunication Services – 1.2%
CenturyLink, Inc.	378,000	15,282,540

Electric Utilities – 5.6%
American Electric Power Co., Inc.	426,570	16,073,158
Northeast Utilities	416,550	14,650,063
PPL Corp.	770,213	21,435,028
Westar Energy, Inc.	629,900	16,950,609

		69,108,858

Electrical Equipment – 1.0%
GrafTech International Ltd.(a)	624,700	12,662,669

Electronic Equipment, Instruments & Components – 2.8%
Ingram Micro, Inc., Class A(a)	947,000	17,178,580
TE Connectivity Ltd.	459,800	16,902,248

		34,080,828

Energy Equipment & Services – 2.3%
Cameron International Corp.(a)	328,400	16,515,236
Nabors Industries Ltd.(a)	492,100	12,125,344

		28,640,580

Food & Staples Retailing – 1.0%
Safeway, Inc.	514,580	12,025,735

Food Products – 1.8%
H.J. Heinz Co.	260,600	13,884,768
The J.M. Smucker Co.	112,700	8,614,788

		22,499,556

Health Care Equipment & Supplies – 0.7%
Zimmer Holdings, Inc.(a)	130,200	8,228,640

Health Care Providers & Services – 5.3%
AmerisourceBergen Corp.	259,000	10,722,600
CIGNA Corp.	257,800	13,258,654
Tenet Healthcare Corp.(a)	1,703,100	10,627,344
Universal Health Services, Inc., Class B	294,800	15,191,044
WellPoint, Inc.	200,400	15,785,508

		65,585,150

Hotels, Restaurants & Leisure – 1.7%
Darden Restaurants, Inc.	216,900	10,792,944
Gaylord Entertainment Co.(a)(b)	341,100	10,233,000

		21,025,944

Household Durables – 1.2%
Jarden Corp.	236,300	8,154,713
MDC Holdings, Inc.	295,800	7,288,512

		15,443,225

Independent Power Producers & Energy Traders – 0.8%
NRG Energy, Inc.(a)	389,490	9,573,664

Insurance – 8.1%
AON Corp.	213,500	10,952,550
AXIS Capital Holdings Ltd.	523,030	16,193,009
HCC Insurance Holdings, Inc.	211,300	6,655,950
Lincoln National Corp.	579,200	16,501,408
Loews Corp.	423,800	17,837,742
RenaissanceRe Holdings Ltd.	210,400	14,717,480
XL Group Plc	768,550	16,892,729

		99,750,868

Internet Software & Services – 0.6%
Yahoo!, Inc.(a)	473,000	7,113,920

IT Services – 1.4%
Broadridge Financial Solutions, Inc.	699,800	16,844,186

Leisure Equipment & Products – 1.0%
Mattel, Inc.	449,500	12,356,755

Life Sciences Tools & Services – 1.0%
Thermo Fisher Scientific, Inc.(a)	192,100	12,369,319

Machinery – 3.0%
Dover Corp.	215,000	14,577,000

4	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Machinery (concluded)
Parker Hannifin Corp.	119,800	$10,750,852
Stanley Black & Decker, Inc.	172,700	12,443,035

		37,770,887

Media – 4.1%
Cablevision Systems Corp., Class A	258,900	9,374,769
CBS Corp., Class B	310,500	8,846,145
The Interpublic Group of Cos., Inc.	1,296,900	16,211,250
Viacom, Inc., Class B	320,757	16,358,607

		50,790,771

Metals & Mining – 2.6%
Coeur d’Alene Mines Corp.(a)	477,500	11,584,150
Freeport-McMoRan Copper & Gold, Inc.	193,300	10,225,570
Walter Energy, Inc.	88,600	10,259,880

		32,069,600

Multiline Retail – 1.4%
Macy’s, Inc.	578,550	16,916,802

Multi-Utilities – 2.1%
PG&E Corp.	319,900	13,445,397
Wisconsin Energy Corp.	419,700	13,157,595

		26,602,992

Office Electronics – 1.3%
Xerox Corp.	1,582,800	16,476,948

Oil, Gas & Consumable Fuels – 6.5%
Alpha Natural Resources, Inc.(a)	431,600	19,611,904
Cimarex Energy Co.	105,000	9,441,600
Denbury Resources, Inc.(a)	635,100	12,702,000
EQT Corp.	274,000	14,390,480
Noble Energy, Inc.	172,000	15,416,360
Whiting Petroleum Corp.(a)	159,500	9,077,145

		80,639,489

Personal Products – 0.8%
Avon Products, Inc.	369,100	10,334,800

Pharmaceuticals – 1.0%
Hospira, Inc.(a)	214,000	12,125,240

Professional Services – 2.0%
Manpower, Inc.	214,200	11,491,830
Towers Watson & Co., Class A	201,981	13,272,171

		24,764,001

Real Estate Investment Trusts (REITs) – 5.3%
BioMed Realty Trust, Inc.	726,100	13,970,164
DuPont Fabros Technology, Inc.	588,600	14,832,720
Mack-Cali Realty Corp.	395,000	13,011,300
MFA Financial, Inc.	1,552,700	12,483,708
U-Store-It Trust	1,112,696	11,705,562

		66,003,454

Real Estate Management & Development – 1.2%
Forestar Group, Inc.(a)	929,416	15,270,305

Road & Rail – 2.0%
Hertz Global Holdings, Inc.(a)	1,530,400	24,302,752

Semiconductors & Semiconductor Equipment – 1.2%
ON Semiconductor Corp.(a)	1,379,141	14,439,606

Software – 1.0%
Take-Two Interactive Software, Inc.(a)	851,800	13,015,504

Specialty Retail – 0.7%
Genesco, Inc.(a)	171,500	8,935,150

Thrifts & Mortgage Finance – 3.7%
Capitol Federal Financial, Inc.	1,297,284	15,256,060
People’s United Financial, Inc.	1,170,200	15,727,488
Washington Federal, Inc.	923,000	15,164,890

		46,148,438

Total Long-Term Investments (Cost – $1,081,703,712) – 99.9%		1,237,042,984

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(c)(d)	2,944,429	2,944,429

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.10%(c)(d)(e)	$15,188	15,188,400

Total Short-Term Securities (Cost – $18,132,829) – 1.5%		18,132,829

Total Investments (Cost – $1,099,836,541*) – 101.4%		1,255,175,813
Liabilities in Excess of Other Assets – (1.4)%		(17,398,439)

Net Assets – 100.0%		$1,237,777,374

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,139,578,790

Gross unrealized appreciation	$129,360,057
Gross unrealized depreciation	(13,763,034)

Net unrealized appreciation	$115,597,023

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

BLACKROCK FUNDS	JUNE 30, 2011	5

Schedule of Investments (concluded)	BlackRock Mid-Cap Value Equity Portfolio

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	31,290,943	(28,346,514)	2,944,429	$211	$21,205
BlackRock Liquidity Series, LLC Money Market Series	$39,796,900	$(24,608,500)	$15,188,400	–	$40,070

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,237,042,554	–	$430	$1,237,042,984
Short-Term Securities	2,944,429	$15,188,400	–	18,132,829

Total	$1,239,986,983	$15,188,400	$430	$1,255,175,813

[1]	See above Schedule of Investments for values in each industry.

6	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense – 4.8%
BE Aerospace, Inc.(a)	672,145	$27,430,238
Hexcel Corp.(a)	750,700	16,432,823
Orbital Sciences Corp.(a)	1,055,766	17,789,657
TransDigm Group, Inc.(a)	183,900	16,769,841

		78,422,559

Airlines – 1.0%
Alaska Air Group, Inc.(a)	250,420	17,143,753

Auto Components – 2.0%
Cooper Tire & Rubber Co.	227,629	4,504,778
Dana Holding Corp.(a)	394,120	7,212,396
Tenneco, Inc.(a)	473,800	20,880,366

		32,597,540

Beverages – 1.9%
Heckmann Corp.(a)	3,593,544	21,705,006
Primo Water Corp.(a)	660,394	9,503,069

		31,208,075

Biotechnology – 8.8%
Acorda Therapeutics, Inc.(a)	298,400	9,641,304
ADVENTRX Pharmaceuticals, Inc.(a)(b)	1,372,800	4,132,128
Affymax, Inc.(a)	1,419,200	9,749,904
Alkermes, Inc.(a)	579,200	10,773,120
BioSpecifics Technologies Corp.(a)(b)	616,187	13,802,589
Cubist Pharmaceuticals, Inc.(a)	1,603,489	57,709,569
Dynavax Technologies Corp.(a)	4,146,716	11,403,469
Gentium SpA – ADR(a)(b)	1,098,261	10,861,801
Inhibitex, Inc.(a)	1,574,900	6,173,608
Targacept, Inc.(a)	402,631	8,483,435

		142,730,927

Building Products – 0.4%
Trex Co., Inc.(a)	266,600	6,526,368

Capital Markets – 0.5%
Evercore Partners, Inc., Class A	235,100	7,833,532

Chemicals – 2.6%
Ferro Corp.(a)(c)	1,049,300	14,102,592
Georgia Gulf Corp.(a)	145,620	3,515,267
Koppers Holdings, Inc.	301,992	11,454,556
Solutia, Inc.(a)	553,460	12,646,561

		41,718,976

Commercial Banks – 1.2%
Signature Bank(a)	113,600	6,497,920
SVB Financial Group(a)	232,320	13,871,827

		20,369,747

Commercial Services & Supplies – 2.3%
ACCO Brands Corp.(a)	1,627,759	12,777,908
Higher One Holdings, Inc.(a)(c)	261,883	4,954,827
Progressive Waste Solutions Ltd.	789,860	19,667,514

		37,400,249

Communications Equipment – 3.3%
Aruba Networks, Inc.(a)	522,000	15,425,100
Ciena Corp.(a)(c)	975,300	17,926,014
Polycom, Inc.(a)	157,200	10,107,960
Riverbed Technology, Inc.(a)	265,920	10,527,773
ShoreTel, Inc.(a)	6,300	64,260

		54,051,107

Construction & Engineering – 1.0%
Chicago Bridge & Iron Co. NV	430,650	16,752,285

Consumer Finance – 2.0%
Dollar Financial Corp.(a)	1,479,848	32,038,709

Diversified Consumer Services – 1.1%
Sotheby’s	230,600	10,031,100
Stewart Enterprises, Inc., Class A	1,035,600	7,559,880

		17,590,980

Diversified Financial Services – 1.1%
Portfolio Recovery Associates, Inc.(a)	215,000	18,229,850

Diversified Telecommunication Services – 1.4%
Cbeyond, Inc.(a)(b)	1,668,950	22,080,209

Electronic Equipment, Instruments & Components – 0.4%
Fabrinet(a)	289,608	7,031,682

Energy Equipment & Services – 3.6%
Dril-Quip, Inc.(a)	176,800	11,992,344
Global Geophysical Services, Inc.(a)	508,756	9,055,857
Pioneer Drilling Co.(a)	1,411,408	21,509,858
Superior Energy Services, Inc.(a)	417,022	15,488,197

		58,046,256

Food Products – 1.0%
Sanderson Farms, Inc.(c)	344,800	16,474,544

Health Care Equipment & Supplies – 4.5%
Conceptus, Inc.(a)	247,984	2,893,973
GenMark Diagnostics, Inc.(a)	434,627	2,533,875
NxStage Medical, Inc.(a)	1,211,821	25,230,113
SonoSite, Inc.(a)(b)	783,521	27,556,434
Wright Medical Group, Inc.(a)	973,100	14,596,500

		72,810,895

Health Care Providers & Services – 5.2%
Amedisys, Inc.(a)	507,700	13,520,051
Health Net, Inc.(a)	302,600	9,719,512
HealthSpring, Inc.(a)	467,400	21,561,162
Lincare Holdings, Inc.	1,384,673	40,529,379

		85,330,104

Hotels, Restaurants & Leisure – 3.0%
Caribou Coffee Co., Inc.(a)	809,862	10,722,573
Morgans Hotel Group Co.(a)	1,047,714	7,533,064
Pinnacle Entertainment, Inc.(a)	895,071	13,336,558
Scientific Games Corp., Class A(a)	1,630,836	16,862,844

		48,455,039

Internet Software & Services – 4.2%
Ancestry.com, Inc.(a)	71,562	2,961,951
Constant Contact, Inc.(a)(c)	709,571	18,008,912
NIC, Inc.	1,780,346	23,963,457
RightNow Technologies, Inc.(a)(c)	726,406	23,535,555

		68,469,875

BLACKROCK FUNDS	JUNE 30, 2011	7

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
IT Services – 4.1%
ExlService Holdings, Inc.(a)(b)	1,489,200	$34,400,520
Gartner, Inc.(a)	592,828	23,885,040
Global Cash Access Holdings, Inc.(a)	2,429,932	7,727,184

		66,012,744

Leisure Equipment & Products – 0.9%
Jakks Pacific, Inc.(a)	813,920	14,984,267

Machinery – 2.2%
Altra Holdings, Inc.(a)	747,700	17,937,323
Wabash National Corp.(a)	1,841,700	17,256,729

		35,194,052

Media – 1.3%
Live Nation Entertainment, Inc.(a)	1,794,239	20,579,921

Oil, Gas & Consumable Fuels – 3.5%
Energy XXI Bermuda Ltd.(a)	708,210	23,526,736
James River Coal Co.(a)	452,200	9,414,804
McMoRan Exploration Co.(a)	971,576	17,954,725
Rosetta Resources, Inc.(a)	127,000	6,545,580

		57,441,845

Pharmaceuticals – 6.1%
Alexza Pharmaceuticals, Inc.(a)(c)	2,880,065	5,241,718
Elan Corp. Plc – ADR(a)	2,324,100	26,425,017
Endo Pharmaceuticals Holdings, Inc.(a)	144,100	5,788,497
Endocyte, Inc.(a)	1,276,353	18,277,375
Jazz Pharmaceuticals, Inc.(a)	1,080,221	36,025,370
Obagi Medical Products, Inc.(a)	695,658	6,560,055
ViroPharma, Inc.	20,973	388,001

		98,706,033

Professional Services – 2.4%
The Corporate Executive Board Co.	610,662	26,655,396
Korn/Ferry International(a)	563,411	12,389,408

		39,044,804

Real Estate Investment Trusts (REITs) – 1.5%
Hersha Hospitality Trust	1,195,500	6,658,935
Summit Hotel Properties, Inc.(b)	1,532,482	17,393,671

		24,052,606

Road & Rail – 1.0%
Con-way, Inc.	418,140	16,228,013

Semiconductors & Semiconductor Equipment – 5.5%
Entegris, Inc.(a)	833,078	8,430,749
JinkoSolar Holding Co. Ltd. – ADR(a)(c)	263,010	6,975,025
Lattice Semiconductor Corp.(a)	1,746,600	11,387,832
Microsemi Corp.(a)	817,102	16,750,591
NetLogic Microsystems, Inc.(a)	443,667	17,933,020
Semtech Corp.(a)	646,040	17,662,734
TriQuint Semiconductor, Inc.(a)	958,240	9,764,466

		88,904,417

Software – 7.8%
Ariba, Inc.(a)(c)	389,200	13,415,724
Blackboard, Inc.(a)	225,600	9,788,784
Fortinet, Inc.(a)	362,050	9,880,345
Gateway Industries, Inc. (acquired 2/11/11, cost $73,800)(a)(d)	246,000	1,113,150
MicroStrategy, Inc., Class A(a)	9,900	1,610,532
OPNET Technologies, Inc.	244,789	10,021,662
QLIK Technologies, Inc.(a)	47,400	1,614,444
RealPage, Inc.(a)	391,820	10,371,475
SuccessFactors, Inc.(a)	373,700	10,986,780
Taleo Corp., Class A(a)	504,449	18,679,746
TiVo, Inc.(a)	3,762,231	38,713,357

		126,195,999

Specialty Retail – 3.1%
The Children’s Place Retail Stores, Inc.(a)	374,420	16,657,946
Express, Inc.	448,100	9,768,580
Select Comfort Corp.(a)	742,500	13,350,150
Vitamin Shoppe, Inc.(a)	220,720	10,100,147

		49,876,823

Textiles, Apparel & Luxury Goods – 2.0%
Deckers Outdoor Corp.(a)	230,020	20,273,963
G-III Apparel Group Ltd.(a)	368,611	12,709,707

		32,983,670

Total Common Stocks – 98.7%		1,603,518,455

Warrants(e)
Pharmaceuticals – 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price USD 1.77)	935,754	46,788

Total Long-Term Investments (Cost – $1,324,757,300) – 98.7%		1,603,565,243

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(f)(g)	6,975,503	6,975,503

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.10%(f)(g)(h)	$62,002	62,002,050

Total Short-Term Securities (Cost – $68,977,553) – 4.2%		68,977,553

Total Investments (Cost – $1,393,734,853*) – 102.9%		1,672,542,796
Liabilities in Excess of Other Assets – (2.9)%		(47,320,590)

Net Assets – 100.0%		$1,625,222,206

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,406,250,278

Gross unrealized appreciation	$300,455,673
Gross unrealized depreciation	(34,163,155)

Net unrealized appreciation	$266,292,518

(a)	Non-income producing security.

8	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (concluded)	BlackRock Small Cap Growth Equity Portfolio

(b)	Investments in companies (whereby the Funds held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Shares Purchased	Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
ADVENTRX Pharmaceuticals, Inc.	–	1,372,800	–	1,372,800	$4,132,128	–	–
BioSpecifics Technologies Corp.	436,800	200,787	(21,400)	616,187	$13,802,589	$(33,653)	–
Cbeyond, Inc.	1,543,046	178,528	(52,624)	1,668,950	$22,080,209	$(215,325)	–
ExlService Holdings, Inc.	1,611,233	153,778	(275,811)	1,489,200	$34,400,520	$901,823	–
Gentium SpA – ADR	335,619	763,142	(500)	1,098,261	$10,861,801	$138	–
SonoSite, Inc.	591,672	191,849	–	783,521	$27,556,434	–	–
Summit Hotel Properties, Inc.	–	1,532,482	–	1,532,482	$17,393,671	–	$85,910

(c)	Security, or a portion of security, is on loan.

(d)	Restricted security as to resale. As of report date the Fund held 0.1% of its net assets, with a current value of $1,113,150 and original cost of $73,800, in this security.

(e)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,730,100	(5,754,597)	6,975,503	$85	$27,696
BlackRock Liquidity Series LLC, Money Market Series	$76,573,250	$(14,571,200)	$62,002,050	–	$163,679

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$1,602,405,305	$1,113,150	–	$1,603,518,455
Warrants	46,788	–	–	46,788
Short-Term Securities	6,975,503	62,002,050	–	68,977,553

Total	$1,609,427,596	$63,115,200	–	$1,672,542,796

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK FUNDS	JUNE 30, 2011	9

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Small/Mid-Cap Growth Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense – 4.6%
BE Aerospace, Inc.(a)	51,100	$2,085,391
Hexcel Corp.(a)	54,400	1,190,816
Orbital Sciences Corp.(a)	93,000	1,567,050
TransDigm Group, Inc.(a)	15,500	1,413,445

		6,256,702

Airlines – 1.1%
Alaska Air Group, Inc.(a)	21,500	1,471,890

Auto Components – 3.0%
The Goodyear Tire & Rubber Co.(a)	57,500	964,275
Lear Corp.	31,300	1,673,924
Tenneco, Inc.(a)	33,900	1,493,973

		4,132,172

Beverages – 1.3%
Heckmann Corp.(a)	296,800	1,792,672

Biotechnology – 6.6%
ADVENTRX Pharmaceuticals, Inc.(a)	100,000	301,000
Affymax, Inc.(a)	115,900	796,233
Alkermes, Inc.(a)	15,200	282,720
BioSpecifics Technologies Corp.(a)(b)	50,700	1,135,680
Cubist Pharmaceuticals, Inc.(a)	108,300	3,897,717
Dynavax Technologies Corp.(a)	401,541	1,104,238
Gentium SpA – ADR(a)	73,455	726,470
Inhibitex, Inc.(a)	14,500	56,840
Targacept, Inc.(a)	30,500	642,635

		8,943,533

Building Products – 0.3%
Trex Co., Inc.(a)	17,800	435,744

Chemicals – 5.5%
Agrium, Inc.	15,900	1,395,384
Celanese Corp., Series A	47,500	2,532,225
Ferro Corp.(a)	81,300	1,092,672
Georgia Gulf Corp.(a)	30,200	729,028
Koppers Holdings, Inc.	14,200	538,606
Solutia, Inc.(a)	54,200	1,238,470

		7,526,385

Commercial Banks – 0.7%
SVB Financial Group(a)	16,100	961,331

Commercial Services & Supplies – 0.9%
ACCO Brands Corp.(a)	147,700	1,159,445

Communications Equipment – 3.3%
Aruba Networks, Inc.(a)	41,900	1,238,145
Ciena Corp.(a)	82,700	1,520,026
Polycom, Inc.(a)	18,200	1,170,260
Riverbed Technology, Inc.(a)	13,100	518,629

		4,447,060

Construction & Engineering – 1.7%
Chicago Bridge & Iron Co. NV	36,800	1,431,520
Jacobs Engineering Group, Inc.(a)	20,200	873,650

		2,305,170

Consumer Finance – 1.3%
Dollar Financial Corp.(a)	84,049	1,819,661

Diversified Consumer Services – 0.2%
Stewart Enterprises, Inc., Class A	44,200	322,660

Diversified Financial Services – 1.5%
MSCI, Inc., Class A(a)	36,300	1,367,784
Portfolio Recovery Associates, Inc.(a)	7,800	661,362

		2,029,146

Diversified Telecommunication Services – 0.8%
Cbeyond, Inc.(a)	86,300	1,141,749

Electrical Equipment – 1.4%
AMETEK, Inc.	40,950	1,838,655

Electronic Equipment, Instruments & Components – 0.5%
Fabrinet(a)	29,401	713,856

Energy Equipment & Services – 3.8%
Dril-Quip, Inc.(a)	15,200	1,031,016
Patterson-UTI Energy, Inc.	35,100	1,109,511
Pioneer Drilling Co.(a)	115,700	1,763,268
Superior Energy Services, Inc.(a)	32,800	1,218,192

		5,121,987

Food Products – 2.2%
Flowers Foods, Inc.	52,650	1,160,406
Green Mountain Coffee Roasters, Inc.(a)	15,700	1,401,382
Sanderson Farms, Inc.	7,400	353,572

		2,915,360

Health Care Equipment & Supplies – 4.0%
CareFusion Corp.(a)	22,700	616,759
Conceptus, Inc.(a)	26,100	304,587
NxStage Medical, Inc.(a)	96,900	2,017,458
SonoSite, Inc.(a)	50,778	1,785,862
Wright Medical Group, Inc.(a)	49,400	741,000

		5,465,666

Health Care Providers & Services – 4.0%
Amedisys, Inc.(a)	40,800	1,086,504
Health Net, Inc.(a)	4,300	138,116
HealthSpring, Inc.(a)	22,500	1,037,925
Lincare Holdings, Inc.	106,650	3,121,646

		5,384,191

Hotels, Restaurants & Leisure – 2.7%
Caribou Coffee Co., Inc.(a)	64,500	853,980
Scientific Games Corp., Class A(a)	144,900	1,498,266
Wynn Resorts Ltd.	9,400	1,349,276

		3,701,522

Internet Software & Services – 2.8%
Constant Contact, Inc.(a)(b)	31,000	786,780
NIC, Inc.	128,200	1,725,572
RightNow Technologies, Inc.(a)	39,700	1,286,280

		3,798,632

IT Services – 4.8%
Alliance Data Systems Corp.(a)	25,000	2,351,750
ExlService Holdings, Inc.(a)	112,913	2,608,290
Teradata Corp.(a)	25,200	1,517,040

		6,477,080

Leisure Equipment & Products – 0.7%
Jakks Pacific, Inc.(a)	50,600	931,546

Machinery – 5.9%
Altra Holdings, Inc.(a)	55,100	1,321,849

10	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Small/Mid-Cap Growth Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Machinery (concluded)
CNH Global NV(a)	21,700	$838,705
Flowserve Corp.	11,100	1,219,779
Oshkosh Corp.(a)	39,000	1,128,660
Stanley Black & Decker, Inc.	13,000	936,650
Trinity Industries, Inc.	30,400	1,060,352
Wabash National Corp.(a)	157,000	1,471,090

		7,977,085

Media – 0.7%
The Interpublic Group of Cos., Inc.	78,100	976,250

Multiline Retail – 0.7%
Nordstrom, Inc.	20,700	971,658

Oil, Gas & Consumable Fuels – 4.2%
CONSOL Energy, Inc.	28,500	1,381,680
Energy XXI Bermuda Ltd.(a)	52,775	1,753,186
McMoRan Exploration Co.(a)	65,300	1,206,744
Plains Exploration & Production Co.(a)	35,800	1,364,696

		5,706,306

Pharmaceuticals – 5.1%
Alexza Pharmaceuticals, Inc.(a)(b)	250,551	456,003
Elan Corp. Plc – ADR(a)	134,800	1,532,676
Endo Pharmaceuticals Holdings, Inc.(a)	34,500	1,385,865
Endocyte, Inc.(a)(b)	94,633	1,355,144
Jazz Pharmaceuticals, Inc.(a)	67,200	2,241,120

		6,970,808

Professional Services – 2.6%
The Corporate Executive Board Co.	27,400	1,196,010
Manpower, Inc.	20,500	1,099,825
Robert Half International, Inc.	43,200	1,167,696

		3,463,531

Road & Rail – 1.0%
Con-way, Inc.	35,800	1,389,398

Semiconductors & Semiconductor Equipment – 5.6%
Avago Technologies Ltd.	40,500	1,539,000
Broadcom Corp., Class A	30,300	1,019,292
Lattice Semiconductor Corp.(a)	97,500	635,700
NetLogic Microsystems, Inc.(a)	39,000	1,576,380
Semtech Corp.(a)	57,800	1,580,252
Skyworks Solutions, Inc.(a)	27,400	629,652
TriQuint Semiconductor, Inc.(a)	67,600	688,844

		7,669,120

Software – 5.0%
Check Point Software Technologies Ltd.(a)	19,000	1,080,150
OPNET Technologies, Inc.	18,500	757,390
SuccessFactors, Inc.(a)	41,400	1,217,160
Taleo Corp., Class A(a)	33,900	1,255,317
TiVo, Inc.(a)	246,600	2,537,514

		6,847,531

Specialty Retail – 4.1%
The Children’s Place Retail Stores, Inc.(a)	29,200	1,299,108
Express, Inc.	36,000	784,800
GameStop Corp., Class A(a)	57,466	1,532,618
PetSmart, Inc.	22,600	1,025,362
Select Comfort Corp.(a)	53,900	969,122

		5,611,010

Textiles, Apparel & Luxury Goods – 2.0%
Deckers Outdoor Corp.(a)	12,300	1,084,122
Fossil, Inc.(a)	8,600	1,012,392
G-III Apparel Group Ltd.(a)	18,500	637,880

		2,734,394

Total Common Stocks – 96.6%		131,410,906

Warrants(c)
Pharmaceuticals – 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price USD 1.77)	81,252	4,063

Total Long-Term Investments (Cost – $106,633,205) – 96.6%		131,414,969

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(d)(e)	3,594,020	3,594,020

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market
Series, 0.10%(d)(e)(f)	$536	536,125

Total Short-Term Securities (Cost – $4,130,145) – 3.1%		4,130,145

Total Investments (Cost – $110,763,350*) – 99.7%		135,545,114
Other Assets Less Liabilities – 0.3%		456,754

Net Assets – 100.0%		$136,001,868

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$111,643,819

Gross unrealized appreciation	$27,194,914
Gross unrealized depreciation	(3,293,619)

Net unrealized appreciation	$23,901,295

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

BLACKROCK FUNDS	JUNE 30, 2011	11

Schedule of Investments (concluded)	BlackRock Small/Mid-Cap Growth Portfolio

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,016,440	1,577,580	3,594,020	$6	$1,558
BlackRock Liquidity Series, LLC Money Market Series	$5,421,000	$(4,884,875)	$536,125	–	$6,322

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$131,410,906	–	–	$131,410,906
Warrants	4,063	–	–	4,063
Short-Term Securities	3,594,020	$536,125	–	4,130,145

Total	$135,008,989	$536,125	–	$135,545,114

[1]	See above Schedule of Investments for values in each industry.

12	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Chemicals – 1.2%
Potash Corp. of Saskatchewan, Inc.	208,800	$11,899,512

Energy Equipment & Services – 16.9%
Basic Energy Services, Inc.(a)	191,400	6,023,358
Calfrac Well Services Ltd.	56,100	1,847,993
Core Laboratories NV	378,900	42,262,506
Halliburton Co.	537,200	27,397,200
Key Energy Services, Inc.(a)	770,900	13,876,200
Noble Corp.	240,410	9,474,558
Patterson-UTI Energy, Inc.	248,633	7,859,289
Schlumberger Ltd.	368,141	31,807,382
Seadrill Ltd.	338,300	11,894,229
Technip SA	84,900	9,100,614
Trican Well Service Ltd.	457,300	10,744,381

		172,287,710

Metals & Mining – 8.8%
Agnico-Eagle Mines Ltd.	261,090	16,482,612
Eldorado Gold Corp.	726,620	10,720,932
Goldcorp, Inc.	550,852	26,589,626
Silver Wheaton Corp.	1,073,224	35,416,392

		89,209,562

Oil, Gas & Consumable Fuels – 68.7%
Alpha Natural Resources, Inc.(a)	1,149,019	52,211,423
Angle Energy, Inc.(a)	604,200	6,283,504
Apache Corp.	268,430	33,121,578
Arch Coal, Inc.	248,700	6,630,342
Bill Barrett Corp.(a)	212,800	9,863,280
BP Plc – ADR	262,900	11,643,841
Cenovus Energy, Inc.	386,660	14,561,616
Chesapeake Energy Corp.	528,700	15,697,103
ConocoPhillips	67,900	5,105,401
CONSOL Energy, Inc.	671,730	32,565,470
Continental Resources, Inc.(a)	164,200	10,658,222
Crescent Point Energy Corp.	471,870	21,806,466
Denbury Resources, Inc.(a)	1,086,490	21,729,800
Energy XXI Bermuda Ltd.(a)	434,500	14,434,090
EOG Resources, Inc.	290,170	30,337,273
EQT Corp.	403,010	21,166,085
Forest Oil Corp.(a)	406,890	10,868,032
Galleon Energy, Inc., Class A(a)	820,494	2,569,228
Gasco Energy, Inc.(a)	1,596,500	353,944
Hess Corp.	161,970	12,108,877
Hugoton Royalty Trust	1	23
James River Coal Co.(a)	518,500	10,795,170
Kosmos Energy Ltd.(a)	327,600	5,562,648
Newfield Exploration Co.(a)	228,600	15,549,372
Noble Energy, Inc.	221,200	19,826,156
Occidental Petroleum Corp.	327,650	34,088,706
OGX Petroleo e Gas Participacoes SA(a)	1,250,500	11,658,460
Patriot Coal Corp.(a)	470,216	10,467,008
Peabody Energy Corp.	521,290	30,709,194
Penn West Petroleum Ltd.	1,083,600	25,009,488
PetroBakken Energy Ltd., Class A	113,742	1,561,454
PetroChina Co. Ltd. – ADR	39,690	5,795,931
Petrohawk Energy Corp.(a)	571,400	14,096,438
Plains Exploration & Production Co.(a)	518,810	19,777,037
Premier Oil Plc(a)	1,247,748	8,953,828
QEP Resources, Inc.	346,330	14,486,984
Range Resources Corp.	267,500	14,846,250
Rex Energy Corp.(a)	446,700	4,587,609
Southwestern Energy Co.(a)	373,400	16,011,392
StatoilHydro ASA	448,422	11,352,256
StatoilHydro ASA – ADR	189,240	4,816,158
Suncor Energy, Inc.	436,980	17,085,918
Talisman Energy, Inc.	922,100	18,893,829
Ultra Petroleum Corp.(a)	244,800	11,211,840
Whiting Petroleum Corp.(a)	705,760	40,164,802

		701,023,526

Total Long-Term Investments (Cost – $692,366,018) – 95.6%		974,420,310

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(b)(c)	44,991,637	44,991,637

Total Short-Term Securities (Cost – $44,991,637) – 4.4%		44,991,637

Total Investments (Cost – $737,357,655*) – 100.0%		1,019,411,947
Other Assets Less Liabilities – 0.0%		330,433

Net Assets – 100.0%		$1,019,742,380

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$747,615,521

Gross unrealized appreciation	$304,789,769
Gross unrealized depreciation	(32,993,343)

Net unrealized appreciation	$271,796,426

(a)	Non-income producing security.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	AUD	Australian Dollar
	CAD	Canadian Dollar
	GBP	British Pound
	GDR	Global Depositary Receipts
	HKD	Hong Kong Dollar
	USD	US Dollar

BLACKROCK FUNDS	JUNE 30, 2011	1

Schedule of Investments (concluded)	BlackRock All-Cap Energy & Resources Portfolio

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,451,702	31,539,935	44,991,637	$329	$67,649
BlackRock Liquidity Series, LLC Money Market Series	$34,404,650	$(34,404,650)	–	–	$19,897

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$11,899,512	–	–	$11,899,512
Energy Equipment & Services	151,292,867	$20,994,843	–	172,287,710
Metals & Mining	89,209,562	–	–	89,209,562
Oil, Gas & Consumable Fuels	680,717,442	20,306,084	–	701,023,526
Short-Term Securities	44,991,637	–	–	44,991,637

Total	$978,111,020	$41,300,927	–	$1,019,411,947

2	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock China Fund
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Automobiles – 2.0%
Dongfeng Motor Group Co. Ltd., H Shares	30,000	$56,953

Chemicals – 1.7%
Huabao International Holdings Ltd.	54,000	49,131

Commercial Banks – 22.4%
Bank of China Ltd., H Shares	327,000	160,053
China Citic Bank Corp. Ltd., H Shares	91,000	56,970
China Construction Bank Corp., H Shares	233,000	193,969
China Minsheng Banking Corp. Ltd., H Shares	49,500	45,777
Industrial & Commercial Bank of China, H Shares	244,000	186,110

		642,879

Construction & Engineering – 1.5%
China Communications Construction Co. Ltd., H Shares	49,000	42,314

Construction Materials – 2.6%
China Shanshui Cement Group Ltd.	45,000	52,208
TCC International Holdings Ltd.	42,000	23,336

		75,544

Diversified Telecommunication Services – 3.1%
China Unicom Hong Kong Ltd.	44,000	89,321

Electrical Equipment – 1.6%
Zhuzhou CSR Times Electric Co. Ltd., H Shares	14,000	47,362

Electronic Equipment, Instruments & Components – 0.5%
China High Precision Automation Group Ltd.	18,000	14,123

Food Products – 2.7%
Uni-President China Holdings Ltd.	40,000	24,821
Want Want China Holdings Ltd.	55,000	53,473

		78,294

Health Care Equipment & Supplies – 1.0%
Mindray Medical International Ltd. – ADR	982	27,545

Hotels, Restaurants & Leisure – 0.8%
REXLot Holdings Ltd.	250,000	24,183

Independent Power Producers & Energy Traders – 2.6%
China Resources Power Holdings Co. Ltd.	26,000	50,836
Datang International Power Generation Co. Ltd., H Shares	66,000	22,466

		73,302

Insurance – 4.0%
China Life Insurance Co. Ltd., H Shares	17,000	58,696
China Pacific Insurance Group Co. Ltd., H Shares	13,800	57,420

		116,116

Life Sciences Tools & Services – 1.9%
WuXi PharmaTech Cayman, Inc. – ADR(a)	3,182	55,876

Machinery – 1.4%
China Rongsheng Heavy Industry Group Co. Ltd.	67,000	40,702

Marine – 0.6%
China Shipping Development Co. Ltd., H Shares	20,000	18,457

Metals & Mining – 2.5%
Fushan International Energy Group Ltd.	76,000	46,611
Zijin Mining Group Co. Ltd., H Shares	48,000	24,159

		70,770

Multiline Retail – 0.5%
PCD Stores Group Ltd.	60,000	13,999

Oil, Gas & Consumable Fuels – 14.5%
China Petroleum & Chemical Corp., H Shares	112,000	113,690
China Shenhua Energy Co. Ltd., H Shares	12,500	59,899
CNOOC Ltd.	77,000	181,364
PetroChina Co. Ltd., H Shares	42,000	61,689

		416,642

Paper & Forest Products – 1.0%
Lee & Man Paper Manufacturing Ltd.	19,000	11,635
Shandong Chenming Paper Holdings Ltd., H Shares	23,000	15,826

		27,461

Real Estate Management & Development – 6.1%
China Vanke Co. Ltd., B Shares	20,100	27,105
Evergrande Real Estate Group Ltd.	58,000	37,982
Franshion Properties China Ltd.	104,000	26,538
Powerlong Real Estate Holdings Ltd.	24,000	6,891
Shenzhen Investment Ltd.	92,000	27,623
Shui On Land Ltd.	55,500	24,375
Yanlord Land Group Ltd.	24,000	23,535

		174,049

Semiconductors & Semiconductor Equipment – 1.4%
Suntech Power Holdings Co. Ltd. – ADR(a)	1,400	11,018
Trina Solar Ltd. – ADR(a)	1,336	29,953

		40,971

Software – 2.0%
Kingsoft Corp. Ltd.	27,000	15,404
Shanda Games Ltd. – ADR(a)	6,300	41,076

		56,480

Specialty Retail – 2.2%
Esprit Holdings Ltd.	3,100	9,686
GOME Electrical Appliances Holding Ltd.(a)	137,000	54,960

		64,646

Textiles, Apparel & Luxury Goods – 3.0%
Peak Sport Products Co. Ltd.	54,000	38,096
Ports Design Ltd.	20,000	47,483

		85,579

Transportation Infrastructure – 1.2%
Beijing Capital International Airport Co. Ltd., H Shares	72,000	33,785

Wireless Telecommunication Services – 7.8%
China Mobile Ltd.	24,000	223,435

Total Common Stocks – 92.6%		2,659,919

BLACKROCK FUNDS	JUNE 30, 2011	3

Schedule of Investments (continued)	BlackRock China Fund
(Percentages shown are based on Net Assets)

	Shares	Value
Participation Notes
Commercial Banks – 1.3%
Citibank, N.A. (Agricultural Bank of China Ltd.), due 1/20/15	52,700	$22,828
Citibank, N.A. (Bank of Communications Co. Ltd.), due 1/17/12	16,200	13,884

		36,712

Electrical Equipment – 1.1%
Citibank, N.A. (TBEA Co. Ltd.), due 1/20/15	15,470	30,969

Insurance – 1.2%
Citibank, N.A. (China Life Insurance Co. Ltd.), due 1/20/15	6,800	19,725
Citibank, N.A. (China Pacific Insurance Group Co. Ltd.), due 1/17/12	4,900	16,973

		36,698

Metals & Mining – 1.0%
Citibank, N.A. (Baoshan Iron & Steel Co. Ltd.), due 1/20/15	31,100	29,012

Total Participation Notes – 4.6%		133,391

Rights
Commercial Banks – 0.1%
China Citic Bank Corp. Ltd., H Shares (Issued/Exercisable 6/30/11, Expires 7/25/11, Strike Price HKD 4.01)(a)	18,200	1,965

Total Long-Term Investments (Cost – $2,982,860*) – 97.3%		2,795,275
Other Assets Less Liabilities – 2.7%		77,188

Net Assets – 100.0%		$2,872,463

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,982,860

Gross unrealized appreciation	$34,999
Gross unrealized depreciation	(222,584)

Net unrealized depreciation	$(187,585)

(a)	Non-income producing security.

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at June 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	–	–	$38

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

4	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (concluded)	BlackRock China Fund

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles	–	$56,953	–	$56,953
Chemicals	$49,131	–	–	49,131
Commercial Banks	–	642,879	–	642,879
Construction & Engineering	–	42,314	–	42,314
Construction Materials	–	75,544	–	75,544
Diversified Telecommunication Services	–	89,321	–	89,321
Electrical Equipment	–	47,362	–	47,362
Electronic Equipment, Instruments & Components	–	14,123	–	14,123
Food Products	–	78,294	–	78,294
Health Care Equipment & Supplies	27,545	–	–	27,545
Hotels, Restaurants & Leisure	–	24,183	–	24,183
Independent Power Producers & Energy Traders	–	73,302	–	73,302
Insurance	–	116,116	–	116,116
Life Sciences Tools & Services	55,876	–	–	55,876
Machinery	–	40,702	–	40,702
Marine	–	18,457	–	18,457
Metals & Mining	–	70,770	–	70,770
Multiline Retail	–	13,999	–	13,999
Oil, Gas & Consumable Fuels	–	416,642	–	416,642
Paper & Forest Products	–	27,461	–	27,461
Real Estate Management & Development	27,105	146,944	–	174,049
Semiconductors & Semiconductor Equipment	40,971	–	–	40,971
Software	41,076	15,404	–	56,480
Specialty Retail	–	64,646	–	64,646
Textiles, Apparel & Luxury Goods	–	85,579	–	85,579
Transportation Infrastructure	–	33,785	–	33,785
Wireless Telecommunication Services	–	223,435	–	223,435
Participation Notes:
Commercial Banks	36,712	–	–	36,712
Electrical Equipment	30,969	–	–	30,969
Insurance	36,698	–	–	36,698
Metals & Mining	29,012	–	–	29,012
Rights	1,965	–	–	1,965

Total	$377,060	$2,418,215	–	$2,795,275

BLACKROCK FUNDS	JUNE 30, 2011	5

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Capital Markets – 0.1%
Treasure Island Royalty Trust(a)	643,822	$1,126,689

Commercial Services & Supplies – 0.4%
Alexco Resource Corp.(a)	967,683	6,962,415
Republic Resources, Inc.(a)	28,750	–

		6,962,415

Diversified Financial Services – 0.0%
Sprott Resource Lending Corp.(a)	61,000	106,257

Electrical Equipment – 0.0%
ITM Power Plc(a)	525,200	204,409

Electronic Equipment, Instruments & Components – 0.0%
Opsens, Inc.(a)	2,175,000	620,172

Energy Equipment & Services – 14.2%
Baker Hughes, Inc.	135,200	9,810,112
Ensco Plc – ADR	94,100	5,015,530
Essential Energy Services Ltd.(a)	925,069	2,033,435
Gasfrac Energy Services, Inc.(a)	211,900	1,933,454
Geokinetics, Inc.(a)	739,033	5,823,580
Halliburton Co.	1,325,326	67,591,626
Lufkin Industries, Inc.	112,368	9,669,266
McDermott International, Inc.(a)	700,000	13,867,000
Parker Drilling Co.(a)	884,700	5,175,495
Pioneer Drilling Co.(a)	1,000,000	15,240,000
Schlumberger Ltd.	600,000	51,840,000
Wavefront Technology Solutions, Inc.(a)	710,000	640,469
Weatherford International Ltd.(a)	2,686,496	50,371,800
Xtreme Coil Drilling Corp.(a)	527,700	2,281,621

		241,293,388

Machinery – 0.0%
Railpower Technologies Corp.(a)	360,600	–

Metals & Mining – 7.5%
Archipelago Resources Plc(a)	2,247,400	2,227,309
Baja Mining Corp.(a)	3,654,800	4,130,574
Balmoral Resources Ltd.(a)	750,000	707,657
Banro Corp.(a)	1,000,000	3,794,909
BHP Billiton Ltd. – ADR	150,000	14,194,500
Brigus Gold Corp.(a)	1,368,600	2,256,285
Crosshair Exploration & Mining Corp.(a)	139,900	101,540
Eastmain Resources, Inc.(a)	2,400,000	2,861,735
Eldorado Gold Corp.	368,965	5,443,903
Freeport-McMoRan Copper & Gold, Inc.	700,000	37,030,000
Goldcorp, Inc.	4,600	222,500
Golden Predator Corp.(a)	1,000,000	995,386
Grande Cache Coal Corp.(a)	306,300	2,791,619
Helio Resource Corp.(a)	3,000,000	1,182,021
Imperial Metals Corp.(a)	60,462	1,213,691
Kilo Goldmines Ltd.(a)	4,805,300	921,749
Kinross Gold Corp.	111,175	1,756,565
Lake Shore Gold Corp.(a)	1,294,602	3,771,923
MAG Silver Corp.(a)	964,000	9,635,502
Minaurum Gold, Inc.(a)	2,000,000	1,099,072
Minefinders Corp. Ltd.(a)	250,000	3,252,500
Nevsun Resources Ltd.	554,800	3,359,461
Oromin Explorations Ltd.(a)	1,850,000	1,707,191
Paramount Gold and Silver Corp.(a)	219,437	714,430
Pilot Gold, Inc.(a)	500,000	1,140,546
Rainy River Resources Ltd.(a)	350,000	3,393,126
Renaissance Gold, Inc.(a)	750,000	1,298,668
Romarco Minerals, Inc.(a)	223,000	379,201
Sunridge Gold Corp.(a)	4,325,559	3,274,050
Vale SA – ADR	300,000	9,585,000
Virginia Mines, Inc.(a)	216,350	1,996,490

		126,439,103

Oil, Gas & Consumable Fuels – 76.0%
Alpha Natural Resources, Inc.(a)	3,516,189	159,775,628
Americas Petrogas, Inc.(a)	1,885,700	3,832,207
Antares Energy Ltd. (acquired 6/14/10, cost $5,189,100)(a)(b)	10,000,000	4,987,343
Arch Coal, Inc.	1,474,400	39,307,504
Arsenal Energy, Inc.(a)	2,572,000	1,866,763
Atlas Energy LP	2	43
ATP Oil & Gas Corp.(a)	168,800	2,584,328
Baytex Energy Corp.	421,948	23,065,061
Bellatrix Exploration Ltd.(a)	188,332	886,544
BPZ Resources, Inc.(a)(c)	1,499,600	4,918,688
Carrizo Oil & Gas, Inc.(a)	400,400	16,716,700
Cequence Energy Ltd.(a)	57,000	196,806
Cheniere Energy, Inc.(a)	1,334,800	12,226,768
Chesapeake Energy Corp.	550,000	16,329,500
Cinch Energy Corp. (acquired 6/07/04 through 7/07/05, cost $1,418,282)(a)(b)	901,980	1,889,159
Clayton Williams Energy, Inc.(a)	549,421	32,992,731
Coastal Energy Co.(a)	1,303,500	10,906,988
Compton Petroleum Corp. (acquired 9/24/04, cost $727,951)(a)(b)	104,300	12,977
Comstock Resources, Inc.(a)	203,300	5,853,007
CONSOL Energy, Inc.	1,647,600	79,875,648
Continental Resources, Inc.(a)	135,000	8,762,850
Crew Energy, Inc.(a)	1,380,537	21,471,362
Crew Energy, Inc. (acquired 6/24/98 through 10/09/98, cost $183,115)(a)(b)	191,300	2,975,271
Crocotta Energy, Inc.(a)	2,182,400	6,584,876
Daylight Energy Ltd.	1,579,108	15,308,891
DeeThree Exploration Ltd.(a)	979,300	3,655,430
Delphi Energy Corp.(a)	955,200	2,109,571
Denbury Resources, Inc.(a)	595,200	11,904,000
El Paso Corp.	1,529,100	30,887,820
Endeavour International Corp.(a)	557,553	8,402,324
Energy XXI Bermuda Ltd.(a)	1,200,680	39,886,590
EOG Resources, Inc.	207,200	21,662,760
EQT Corp.	896,000	47,057,920
Fairborne Energy Ltd.(a)	712,958	3,511,380
Far East Energy Corp.(a)(d)	18,000,000	5,760,000
Forest Oil Corp.(a)	100,000	2,671,000
FX Energy, Inc.(a)	398,500	3,498,830
Galleon Energy, Inc., Class A(a)	1,001,598	3,136,322
Galleon Energy, Inc., Class A (acquired 2/09/04, cost $346,401)(a)(b)	173,600	543,597
Gastar Exploration Ltd.(a)	211,060	723,936
GeoResources, Inc.(a)	12,410	279,101
Goodrich Petroleum Corp.(a)	1,009,700	18,588,577
Gran Tierra Energy, Inc.(a)	684,749	4,508,431
Greenfields Petroleum Corp.	110,000	1,026,492
Gulfport Energy Corp.(a)	88,300	2,621,627
Ithaca Energy, Inc.(a)	268,300	578,634

6	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels (concluded)
James River Coal Co.(a)	297,600	$6,196,032
Longview Energy Co. (acquired 8/13/04, cost $1,281,000)(a)(b)	85,400	739,214
Lynden Energy Corp.(a)	200,400	100,777
Magnum Hunter Resources Corp.(a)	600,500	4,059,380
Manitok Energy, Inc.(a)	1,264,200	2,097,278
Matador Resources Co. (acquired 10/14/03 through 4/13/06, cost $2,957,155)(a)(b)	513,393	5,453,671
Midway Energy Ltd.(a)	21,717	94,348
NAL Energy Corp.	7,526	86,150
Niko Resources Ltd.	302,800	18,903,611
Novus Energy, Inc.(a)	3,422,100	3,264,381
Open Range Energy Corp.(a)	48,061	238,200
Pace Oil and Gas Ltd.(a)(d)	2,660,330	20,329,340
Pace Oil and Gas Ltd. (acquired 9/29/05, cost $1,971,490)(a)(b)	57,740	441,230
Painted Pony Petroleum Ltd., Class A(a)	1,169,900	13,573,727
Pan Orient Energy Corp.(a)	1,167,100	6,486,242
Paramount Resources Ltd., Class A(a)	808,850	23,197,461
Patriot Coal Corp.(a)	477,346	10,625,722
Peabody Energy Corp.	1,045,436	61,586,635
Penn Virginia Corp.	1,608,300	21,245,643
Penn West Petroleum Ltd.	153,333	3,540,594
Petrohawk Energy Corp.(a)	2,656,500	65,535,855
Petroleum Development Corp.(a)	387,200	11,581,152
Pioneer Natural Resources Co.	408,100	36,553,517
Plains Exploration & Production Co.(a)	1,855,525	70,732,613
PRD Energy, Inc.(a)	990,200	677,621
Range Resources Corp.	829,200	46,020,600
Rex Energy Corp.(a)	349,400	3,588,338
Rosetta Resources, Inc.(a)	579,000	29,841,660
Ship Finance International Ltd.	27	486
SM Energy Co.	143,400	10,537,032
Sonde Resources Corp.(a)	1,246,060	4,024,774
Sonde Resources Corp. (acquired 1/15/10, cost $3,034,134)(a)(b)	1,200,000	3,894,448
Southwestern Energy Co.(a)	994,500	42,644,160
Stone Energy Corp.(a)	27,274	828,857
Swift Energy Co.(a)	448,900	16,730,503
Toreador Resources Corp.(a)	265,467	984,883
Touchstone Exploration, Inc.(a)	2,154,300	1,340,225
Trilogy Energy Corp.	1,300,722	32,165,711
Trioil Resources Ltd., Class A(a)	20,783	51,718
Uranium One, Inc.	1,005,765	2,773,949
Vero Energy, Inc.(a)	91,642	517,859
Western Energy Services Corp.(a)	1,591,860	12,379,024
Yoho Resources, Inc.(a)(d)	2,146,300	7,343,864

		1,289,350,470

Total Common Stocks – 98.2%		1,666,102,903

	Beneficial Interest (000)
Other Interests(e)
Oil, Gas & Consumable Fuels – 0.0%
Atlas Energy LP, Escrow Shares	$200	–

Total Long-Term Investments (Cost – $1,266,569,120) – 98.2%		1,666,102,903

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(f)(g)	32,219,776	32,219,776

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.10%(f)(g)(h)	162	161,700

Total Short-Term Securities (Cost – $32,381,476) – 1.9%		32,381,476

Total Investments (Cost – $1,298,950,596*) – 100.1%		1,698,484,379
Liabilities in Excess of Other Assets – (0.1)%		(1,836,677)

Net Assets – 100.0%		$1,696,647,702

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,330,074,380

Gross unrealized appreciation	$460,730,724
Gross unrealized depreciation	(92,320,725)

Net unrealized appreciation	$368,409,999

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date the Fund held 1.2% of its net assets, with a current value of $20,936,910 and an original cost of $17,108,628, in these securities.

(c)	Security, or a portion of security, is on loan.

BLACKROCK FUNDS	JUNE 30, 2011	7

Schedule of Investments (concluded)	BlackRock Energy & Resources Portfolio

(d)	Investments in companies (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Shares Purchased	Shares Held at June 30, 2011	Values at June 30, 2011
Far East Energy Corp.	18,000,000	–	18,000,000	$5,760,000
Pace Oil and Gas Ltd.	1,265,030	1,395,300	2,660,330	$20,329,340
Yoho Resources, Inc.	1,000,000	1,146,300	2,146,300	$7,343,864

(e)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,272,701	28,947,075	32,219,776	$601	$51,315
BlackRock Liquidity Series, LLC Money Market Series	$83,438,800	$(83,277,100)	$161,700	–	$67,757

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Capital Markets	$1,126,689	–	–	$1,126,689
Commercial Services & Supplies	6,962,415	–	–	6,962,415
Diversified Financial Services	106,257	–	–	106,257
Electrical Equipment	204,409	–	–	204,409
Electronic Equipment, Instruments & Components	620,172	–	–	620,172
Energy Equipment & Services	241,293,388	–	–	241,293,388
Metals & Mining	126,439,103	–	–	126,439,103
Oil, Gas & Consumable Fuels	1,273,249,302	$9,908,283	$6,192,885	1,289,350,470
Short-Term Securities	32,219,776	161,700	–	32,381,476

Total	$1,682,221,511	$10,069,983	$6,192,885	$1,698,484,379

8	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock World Gold Fund
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia – 15.2%
Allied Gold Mining Plc(a)	12,883	$40,901
Ampella Mining Ltd.(a)	35,115	70,269
Carbine Resources Ltd.(a)	46,100	9,177
Catalpa Resources Ltd.(a)	17,500	25,592
Centamin Egypt Ltd.(a)	19,800	39,992
Dampier Gold Ltd.(a)	25,000	8,007
Indochine Mining Ltd.(a)	176,500	42,002
Kingsgate Consolidated Ltd.	3,270	28,147
Medusa Mining Ltd.	8,140	57,584
Mineral Deposits Ltd.(a)	1,931	11,072
Newcrest Mining Ltd.	22,660	918,175
OceanaGold Corp.(a)	11,300	31,074
Papillon Resources Ltd.(a)	132,000	78,252
Silver Lake Resources Ltd.(a)	40,490	86,897

		1,447,141

Canada – 48.6%
Agnico-Eagle Mines Ltd.	4,630	292,744
Alamos Gold, Inc.	13,750	227,682
B2Gold Corp.(a)	27,460	92,819
Banro Corp.(a)	32,230	122,310
Barrick Gold Corp.	7,980	361,414
Belo Sun Mining Corp.(a)	53,118	57,279
Centerra Gold, Inc.	6,500	107,834
Eldorado Gold Corp.	28,190	415,930
European Goldfields Ltd.(a)	5,800	60,739
Goldcorp, Inc.	15,710	759,885
Guyana Goldfields, Inc.(a)	7,900	56,110
IAMGOLD Corp.	17,670	332,349
Keegan Resources, Inc.(a)	12,250	95,008
Kinross Gold Corp.	43,531	687,415
Lake Shore Gold Corp.(a)	22,000	64,099
Minefinders Corp.(a)	4,000	51,926
New Gold, Inc.(a)	24,140	249,047
Primero Mining Corp.(a)	14,430	47,429
Romarco Minerals, Inc.(a)	72,550	123,368
SEMAFO, Inc.(a)	15,600	119,533
Yamana Gold, Inc.	25,940	302,851

		4,627,771

China – 0.2%
Real Gold Mining Ltd.	13,000	14,801

Hong Kong – 0.2%
G-Resources Group Ltd.(a)	249,000	20,238

Jersey – 3.8%
Minera IRL Ltd.(a)	40,000	42,371
Randgold Resources Ltd. – ADR	3,785	318,129

		360,500

Mexico – 8.7%
Fresnillo Plc	22,620	509,554
Industrias Penoles SAB de CV	8,330	314,460

		824,014

Peru – 4.5%
Cia de Minas Buenaventura SA – ADR	9,730	369,545
Hochschild Mining Plc	5,270	38,842
Volcan Cia Minera SAA, Class B	21,200	21,358

		429,745

Russia – 0.4%
Polymetal – GDR(a)	2,000	38,600

South Africa – 8.0%
AngloGold Ashanti Ltd.	3,445	145,324
Aquarius Platinum Ltd.	7,810	39,867
Gold Fields Ltd.	9,670	141,832
Harmony Gold Mining Co. Ltd.	17,740	234,528
Impala Platinum Holdings Ltd.	7,500	202,382

		763,933

United Kingdom – 2.4%
Archipelago Resources Plc(a)	27,990	27,740
Patagonia Gold Plc(a)	75,000	65,904
Petra Diamonds Ltd.(a)	7,466	19,186
Petropavlovsk Plc	10,065	117,942

		230,772

United States – 5.5%
Freeport-McMoRan Copper & Gold, Inc.	1,420	75,118
Gold Resource Corp.(a)	1,500	37,395
Newmont Mining Corp.	7,525	406,124

		518,637

Total Common Stocks – 97.5%		9,276,152

Warrants(b)
Canada – 0.0%
Kinross Gold Corp. (Issued/Exercisable 9/22/10, 1 Share for 1 Warrant, Expires 9/17/14, Strike Price USD 21.30)(a)	797	2,025

Rights
Australia – 0.0%
Mineral Deposits Ltd. (Issued/Exercisable 6/20/11, Expires 7/11/11, Strike Price AUD 6.00)(a)	483	–

Total Long-Term Investments (Cost – $9,027,004) – 97.5%		9,278,177

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(c)(d)	264,365	264,365

Total Short-Term Securities (Cost – $264,365) – 2.8%		264,365

Total Investments (Cost – $9,291,369*) – 100.3%		9,542,542
Liabilities in Excess of Other Assets – (0.3)%		(30,087)

Net Assets – 100.0%		$9,512,455

BLACKROCK FUNDS	JUNE 30, 2011	9

Schedule of Investments (concluded)	BlackRock World Gold Fund

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,352,402

Gross unrealized appreciation	$677,701
Gross unrealized depreciation	(487,561)

Net unrealized appreciation	$190,140

(a)	Non-income producing security.

(b)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at June 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	146,857	117,508	264,365	$456

(d)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
GBP	17,929	USD	28,721	Citibank, N.A.	7/01/11	$55
CAD	33,934	USD	35,114	State Street Bank & Trust	7/05/11	71

Total						$126

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$51,973	$1,395,168	–	$1,447,141
Canada	4,627,771	–	–	4,627,771
China	14,801	–	–	14,801
Hong Kong	–	20,238	–	20,238
Jersey	360,500	–	–	360,500
Mexico	314,460	509,554	–	824,014
Peru	390,903	38,842	–	429,745
Russia	38,600	–	–	38,600
South Africa	–	763,933	–	763,933
United Kingdom	93,644	137,128	–	230,772
United States	518,637	–	–	518,637
Warrants	2,025	–	–	2,025
Short-Term Securities	264,365	–	–	264,365

Total	$6,677,679	$2,864,863	–	$9,542,542

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$126	–	–	$126

Total	$126	–	–	$126

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

10	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
321 Henderson Receivables I LLC:
Series 2010-1A, Class A, 5.56%, 8/15/35(a)	USD	630	$674,536
Series 2010-2A, Class A, 4.07%, 1/15/28(a)		472	478,971
Series 2010-3A, Class A, 3.82%, 12/15/48(a)		481	475,620
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2,
1.99%, 7/25/32(b)		11	3,927
Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5,
0.25%, 1/15/16(b)		190	189,440
Centex Home Equity Loan Trust, Series 2003-B, Class M3,
3.29%, 6/25/33(b)		110	41,778
Citibank Omni Master Trust:
Series 2009-A8, Class A8, 2.29%, 5/16/16(a)(b)		1,420	1,437,092
Series 2009-A12, Class A12, 3.35%, 8/15/16(a)		335	342,958
Series 2009-A13, Class A13, 5.35%, 8/15/18(a)		385	420,936
Series 2009-A14A, Class A14, 2.94%, 8/15/14(a)(b)		400	420,505
Conseco Financial Corp., Series 1996-7, Class A6,
7.65%, 10/15/27(b)		49	50,816
Countrywide Asset-Backed Certificates:
Series 2003-2, Class M2, 2.66%, 3/26/33(b)		123	13,466
Series 2003-3, Class M6, 4.54%, 7/25/32(b)		3	477
Series 2003-BCI, Class M2, 3.19%, 9/25/32(b)		35	13,045
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16	EUR	207	302,088
GSAA Trust, Series 2005-11, Class 2A1,
0.47%, 10/25/35(b)	USD	692	500,865
Home Equity Asset Trust, Series 2007-2, Class 2A1,
0.30%, 7/25/37(b)		100	98,150
Lehman XS Trust, Series 2005-5N, Class 3A2,
0.55%, 11/25/35(b)		393	150,862
Long Beach Mortgage Loan Trust:
Series 2003-4, Class M5A, 6.19%, 8/25/33(b)		31	6,451
Series 2004-1, Class M5, 1.84%, 2/25/34(b)		79	54,501
Option One Mortgage Loan Trust:
Series 2002-6, Class M1, 1.31%, 11/25/32(b)		16	11,162
Series 2003-4, Class A2, 0.83%, 7/25/33(b)		56	45,269
Series 2003-4, Class M5A, 5.81%, 7/25/33(b)		24	5,995
Series 2003-5, Class M4, 4.54%, 8/25/33(b)		21	4,629
Residential Asset Mortgage Products, Inc., Series 2007-RS2, Class A1,
0.31%, 7/25/29(b)		134	130,423
Residential Asset Securities Corp., Series 2002-KS4, Class AIIB,
0.69%, 7/25/32(b)		28	16,692
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 8/15/16(a)		303	302,637
Series 2011-S1A, Class C, 2.01%, 8/15/16(a)		273	273,372
Series 2011-WO, Class C, 3.19%, 10/15/15(a)		320	323,395
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		460	461,514
Series 2010-2, Class C, 3.89%, 7/17/17		540	552,928
Series 2010-B, Class B, 2.10%, 9/15/14(a)		385	388,334
Series 2010-B, Class C, 3.02%, 10/17/16(a)		405	414,081
Series 2011-1, Class D, 4.01%, 2/15/17		425	422,022
Series 2011-S1A, Class B, 1.48%, 5/15/17(a)		277	277,106
Series 2011-S1A, Class D, 3.10%, 3/15/13(a)		299	299,384
Scholar Funding Trust, Series 2011-A, Class A,
1.17%, 10/28/43(a)(b)		280	278,611
SLM Student Loan Trust:
Series 2004-A, Class A3, 0.65%, 6/15/33(b)		180	157,195
Series 2004-B, Class A2, 0.45%, 6/15/21(b)		348	339,738
Series 2008-5, Class A3, 1.57%, 1/25/18(b)		540	554,742
Series 2008-5, Class A4, 1.97%, 7/25/23(b)		1,530	1,598,820
Series 2009-B, Class A1, 6.19%, 7/15/42(a)(b)		548	522,025
Series 2010-C, Class A1, 1.84%, 12/15/17(a)(b)		405	408,281
Structured Asset Receivables Trust Certificates, Series 2003-2A,
1.99%, 1/21/12(a)(b)(c)		–	268

Total Asset-Backed Securities – 2.2%			13,465,107

Collateralized Debt Obligations – 0.0%
Knollwood Ltd., Series 2004-1A, Class C,
3.49%, 1/10/39(a)(b)		121	–

	Shares
Common Stocks
Aerospace & Defense – 1.7%
BE Aerospace, Inc.(d)		10,800	440,748
The Boeing Co.		41,400	3,060,702
General Dynamics Corp.		19,700	1,468,044
Goodrich Corp.		5,300	506,150
Lockheed Martin Corp.		9,200	744,924
Meggitt Plc		128,100	783,526
Precision Castparts Corp.		8,800	1,448,920
Raytheon Co.		9,800	488,530
Spirit AeroSystems Holdings, Inc., Class A(d)		18,800	413,600
TransDigm Group, Inc.(d)		10,310	940,169

			10,295,313

Air Freight & Logistics – 0.3%
United Parcel Service, Inc., Class B		21,700	1,582,581

Airlines – 0.5%
Air Canada, Class A(d)		80,300	191,498
Delta Air Lines, Inc.(d)		34,500	316,365
International Consolidated Airlines Group(d)		127,200	519,235

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Airlines (concluded)
Southwest Airlines Co.	66,100	$754,862
United Continental Holdings, Inc.(d)	48,800	1,104,344

		2,886,304

Auto Components – 1.0%
BorgWarner, Inc.(d)	10,600	856,374
Dana Holding Corp.(d)	27,400	501,420
GKN Plc	71,700	267,318
The Goodyear Tire & Rubber Co.(d)	34,000	570,180
Hyundai Mobis	1,100	413,880
Johnson Controls, Inc.	23,300	970,678
Lear Corp.	12,800	684,544
Magna International, Inc., Class A	3,700	199,948
Pirelli & C. SpA	26,600	287,646
Tenneco, Inc.(d)	5,000	220,350
TRW Automotive Holdings Corp.(d)	11,600	684,748
Valeo SA	5,300	362,563

		6,019,649

Automobiles – 0.8%
Daimler AG	13,105	988,274
Dongfeng Motor Group Co. Ltd., H Shares	145,800	276,790
Ford Motor Co.(d)	68,300	941,857
Nissan Motor Co. Ltd.	111,700	1,173,879
Porsche Automobil Holding SE, Preference Shares	5,950	471,972
Tesla Motors, Inc.(d)	15,300	445,689
Yamaha Motor Co. Ltd.(d)	18,000	330,618

		4,629,079

Beverages – 0.9%
Britvic Plc	59,300	375,816
The Coca-Cola Co.	32,898	2,213,706
Coca-Cola Enterprises, Inc.	17,300	504,814
Constellation Brands, Inc., Class A(d)	33,300	693,306
Dr Pepper Snapple Group, Inc.	8,900	373,177
Heineken NV	23,305	1,402,664

		5,563,483

Biotechnology – 0.9%
3SBio, Inc. - ADR(d)	8,200	142,926
Amgen, Inc.(d)	19,900	1,161,165
Biogen Idec, Inc.(d)	15,600	1,667,952
Cubist Pharmaceuticals, Inc.(d)	13,500	485,865
Dendreon Corp.(d)	38,500	1,518,440
Vertex Pharmaceuticals, Inc.(d)	9,400	488,706

		5,465,054

Building Products – 0.1%
Wienerberger AG	27,800	512,104

Capital Markets – 1.6%
Aberdeen Asset Management Plc	88,700	317,721
Ares Capital Corp.	30,939	497,190
Eaton Vance Corp.	3,428	103,628
Federated Investors, Inc., Class B	21,324	508,364
The Goldman Sachs Group, Inc.	5,951	792,019
Hargreaves Lansdown Plc	31,100	303,623
Invesco Ltd.	20,700	484,380
Jefferies Group, Inc.	48,600	991,440
Julius Baer Group Ltd.	34,114	1,409,182
Lazard Ltd., Class A	5,800	215,180
Man Group Plc	273,611	1,040,755
Raymond James Financial, Inc.	20,900	671,935
Schroders Plc	17,300	429,533
UBS AG(d)	71,955	1,313,148
Waddell & Reed Financial, Inc., Class A	16,609	603,737

		9,681,835

Chemicals – 1.5%
Agrium, Inc.	1,850	162,356
Ashland, Inc.	14,800	956,376
Cabot Corp.	14,000	558,180
Celanese Corp., Series A	9,300	495,783
Cytec Industries, Inc.	6,200	354,578
E.I. du Pont de Nemours & Co.	13,261	716,757
Huntsman Corp.	38,900	733,265
K+S AG	5,500	422,338
Kolon Industries, Inc.	3,800	367,983
Lanxess AG	4,600	377,334
Monsanto Co.	6,925	502,339
Nitto Denko Corp.	18,500	940,006
Rhodia SA	11,700	530,557
Rockwood Holdings, Inc.(d)	4,400	243,276
RPM International, Inc.	12,200	280,844
Solutia, Inc.(d)	4,600	105,110
Symrise AG	10,900	347,109
Zeon Corp.	99,000	926,074

		9,020,265

Commercial Banks – 1.5%
Banco Bilbao Vizcaya Argentaria SA	79,774	936,456
Banco do Estado do Rio Grande do Sul SA	12,700	142,409
Bangkok Bank Public Co. Ltd.	52,700	251,622
The Bank of Yokohama Ltd.	66,000	329,937
The Chiba Bank Ltd.	49,100	307,281
Comerica, Inc.	14,100	487,437
East West Bancorp, Inc.	20,200	408,242
Intesa Sanpaolo SpA	346,208	921,880
Lloyds Banking Group Plc(d)	1,263,137	992,619
M&T Bank Corp.	5,400	474,930
Mega Financial Holding Co. Ltd.	271,400	237,761
National Bank of Canada	6,600	535,281
Raiffeisen International Bank Holding AG	3,200	164,836
Regions Financial Corp.	27,000	167,400
Skandinaviska Enskilda Banken AB	122,224	999,361
Société Generale SA	14,663	868,436
SunTrust Banks, Inc.	18,200	469,560
SVB Financial Group(d)	1,900	113,449
Zions Bancorporation	13,650	327,737

		9,136,634

Commercial Services & Supplies – 0.5%
Avery Dennison Corp.	14,900	575,587
Copart, Inc.(d)	2,600	121,160
Corrections Corp. of America(d)	17,500	378,875
Homeserve Plc	70,900	572,196
Pitney Bowes, Inc.	22,468	516,539
Progressive Waste Solutions Ltd.	9,300	231,570

2	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Commercial Services & Supplies (concluded)
RPS Group Plc	95,000	$373,821

		2,769,748

Communications Equipment – 1.6%
Acme Packet, Inc.(d)	4,700	329,611
Alcatel-Lucent - ADR(d)	283,300	1,634,641
Aruba Networks, Inc.(d)	7,500	221,625
Ceragon Networks Ltd.(d)	25,300	300,817
Ciena Corp.(d)	13,300	244,454
Echostar Corp.(d)	10,500	382,515
HTC Corp.	17,000	574,791
Juniper Networks, Inc.(d)	25,300	796,950
Motorola Solutions, Inc.(d)	18,000	828,720
Polycom, Inc.(d)	2,100	135,030
QUALCOMM, Inc.	73,300	4,162,707

		9,611,861

Computers & Peripherals – 1.9%
Apple, Inc.(d)	17,627	5,916,855
Dell, Inc.(d)	43,500	725,145
Diebold, Inc.	15,576	483,012
Imagination Technologies Group Plc(d)	25,100	152,166
Lenovo Group Ltd.	1,022,000	587,540
Lexmark International, Inc., Class A(d)	20,500	599,830
NetApp, Inc.(d)	38,200	2,016,196
Seagate Technology Plc	61,500	993,840
Western Digital Corp.(d)	4,300	156,434

		11,631,018

Construction & Engineering – 0.9%
Carillion Plc	62,500	377,289
Chicago Bridge & Iron Co. NV	18,400	715,760
FLSmidth & Co. A/S	5,100	433,641
Fluor Corp.	10,300	665,998
GS Engineering & Construction Corp.	3,600	440,387
Hyundai Engineering & Construction Co. Ltd.	7,700	624,069
Jacobs Engineering Group, Inc.(d)	5,800	250,850
JGC Corp.	23,000	630,134
KBR, Inc.	19,900	750,031
Pembangunan Perumahan Persero Tbk PT	2,605,700	203,943
Quanta Services, Inc.(d)	22,900	462,580

		5,554,682

Consumer Finance – 0.5%
Capital One Financial Corp.	17,700	914,559
Discover Financial Services	49,200	1,316,100
SLM Corp.	33,500	563,135

		2,793,794

Containers & Packaging – 0.3%
Ball Corp.	6,300	242,298
Crown Holdings, Inc.(d)	11,800	458,076
Sealed Air Corp.	28,400	675,636
Smurfit Kappa Group Plc(d)	35,100	418,239
Sonoco Products Co.	9,265	329,278

		2,123,527

Distributors – 0.2%
Genuine Parts Co.	11,205	609,552
Inchcape Plc	56,540	379,674

		989,226

Diversified Consumer Services – 0.3%
Apollo Group, Inc., Class A(d)	10,000	436,800
H&R Block, Inc.	81,987	1,315,071

		1,751,871

Diversified Financial Services – 1.1%
Bolsa Mexicana de Valores SAB de CV	182,000	365,601
Bursa Malaysia Bhd	104,300	267,657
IG Group Holdings Plc	33,600	235,067
ING Groep NV(d)	73,032	900,016
Interactive Brokers Group, Inc., Class A	15,400	241,010
IntercontinentalExchange, Inc.(d)	800	99,768
JPMorgan Chase & Co.	5,300	216,982
Leucadia National Corp.	22,300	760,430
London Stock Exchange Group Plc	14,300	243,629
Moody’s Corp.	36,400	1,395,940
The NASDAQ OMX Group, Inc.(d)	28,700	726,110
NYSE Euronext, Inc.	16,100	551,747
ORIX Corp.	3,100	301,543
Pohjola Bank Plc	16,100	208,275

		6,513,775

Diversified Telecommunication Services – 1.0%
AT&T Inc.	16,000	502,560
CenturyLink, Inc.	24,869	1,005,454
Frontier Communications Corp.	58,731	473,959
KT Corp. - ADR	18,800	365,472
Telefonica SA	67,552	1,649,882
Verizon Communications, Inc.	39,298	1,463,065
Windstream Corp.	40,560	525,658

		5,986,050

Electric Utilities – 0.7%
American Electric Power Co., Inc.	13,450	506,796
Cia Energetica de Minas Gerais - ADR	22,610	466,670
FirstEnergy Corp.	2,235	98,675
Hawaiian Electric Industries, Inc.	9,795	235,668
Northeast Utilities	13,050	458,969
NV Energy, Inc.	44,000	675,400
Pepco Holdings, Inc.	17,796	349,335
PPL Corp.	24,200	673,486
Progress Energy, Inc.	12,274	589,275
Westar Energy, Inc.	19,500	524,745

		4,579,019

Electrical Equipment – 0.5%
AMETEK, Inc.	6,050	271,645
Emerson Electric Co.	2,278	128,137
GrafTech International Ltd.(d)	19,800	401,346
Nidec Corp.	12,200	1,138,996
Schneider Electric SA	7,646	1,276,674

		3,216,798

Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	3,900	210,561
AU Optronics Corp. - ADR(d)	29,069	199,995
Corning, Inc.	46,600	845,790
Hitachi Ltd.	52,000	308,620
Ingram Micro, Inc., Class A(d)	30,000	544,200
Molex, Inc.	378	9,741
Shimadzu Corp.	33,200	304,085
TE Connectivity Ltd.	14,300	525,668

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011	3

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components (concluded)
Venture Corp. Ltd.	37,000	$257,424
Vishay Intertechnology, Inc.(d)	46,400	697,856

		3,903,940

Energy Equipment & Services – 1.6%
Aker Solutions ASA	10,000	199,795
Calfrac Well Services Ltd.	11,100	365,646
Cameron International Corp.(d)	10,200	512,958
Dril-Quip, Inc.(d)	2,500	169,575
Essential Energy Services Ltd.(d)	23,821	52,362
Exterran Holdings, Inc.(d)	24,400	483,852
Halliburton Co.	33,973	1,732,623
Helmerich & Payne, Inc.	1,300	85,956
McDermott International, Inc.(d)	34,500	683,445
Nabors Industries Ltd.(d)	15,400	379,456
Patterson-UTI Energy, Inc.	9,100	287,651
Schlumberger Ltd.	37,867	3,271,709
SinoTech Energy Ltd. - ADR(d)	32,100	132,894
Subsea 7 SA	22,300	570,371
Superior Energy Services, Inc.(d)	5,550	206,127
Technip SA	3,400	364,453

		9,498,873

Food & Staples Retailing – 0.5%
Casino Guichard Perrachon SA	3,300	311,027
The Kroger Co.	27,300	677,040
Safeway, Inc.	16,380	382,801
Whole Foods Market, Inc.	16,900	1,072,305
WM Morrison Supermarkets Plc	152,197	727,955

		3,171,128

Food Products – 0.6%
CSM NV	8,300	279,615
Flowers Foods, Inc.	8,400	185,136
Green Mountain Coffee Roasters, Inc.(d)	2,400	214,224
Greencore Group Plc	127,300	178,329
H.J. Heinz Co.	8,300	442,224
The J.M. Smucker Co.	3,600	275,184
Kernel Holding SA(d)	8,600	238,453
Kraft Foods, Inc., Class A	5,140	181,082
Nutreco Holding NV	4,500	330,751
Smithfield Foods, Inc.(d)	30,000	656,100
Tate & Lyle Plc	40,500	400,568

		3,381,666

Health Care Equipment & Supplies – 0.7%
Baxter International, Inc.	10,300	614,807
BioMerieux	2,000	232,020
Boston Scientific Corp.(d)	40,100	277,091
CareFusion Corp.(d)	4,900	133,133
China Kanghui Holdings, Inc. - ADR(d)	2,500	58,625
DiaSorin SpA	6,900	331,164
Getinge AB, B Shares	6,500	174,794
GN Store Nord A/S	16,000	154,171
Hill-Rom Holdings, Inc.	9,900	455,796
Kinetic Concepts, Inc.(d)	11,300	651,219
Medtronic, Inc.	1,699	65,462
Mindray Medical International Ltd. - ADR	11,800	330,990
Nobel Biocare Holding AG	5,400	110,118
NxStage Medical, Inc.(d)	9,900	206,118
Smith & Nephew Plc	34,800	372,941
Straumann Holding AG	600	144,694
Zimmer Holdings, Inc.(d)	4,100	259,120

		4,572,263

Health Care Providers & Services – 2.3%
Aetna, Inc.	19,100	842,119
Amedisys, Inc.(d)	5,700	151,791
AMERIGROUP Corp.(d)	3,200	225,504
AmerisourceBergen Corp.	44,500	1,842,300
Cardinal Health, Inc.	18,000	817,560
CIGNA Corp.	24,500	1,260,035
Coventry Health Care, Inc.(d)	21,000	765,870
Express Scripts, Inc.(d)	28,700	1,549,226
Fleury SA	7,500	109,666
Fresenius Medical Care AG & Co. KGaA	4,900	366,497
Health Net, Inc.(d)	5,200	166,868
HealthSpring, Inc.(d)	5,000	230,550
Lincare Holdings, Inc.	55,150	1,614,240
Sinopharm Group Co., H Shares	83,300	280,754
Tenet Healthcare Corp.(d)	54,300	338,832
UnitedHealth Group, Inc.	23,100	1,191,498
Universal Health Services, Inc., Class B	9,200	474,076
WellPoint, Inc.	19,000	1,496,630

		13,724,016

Health Care Technology – 0.2%
Cerner Corp.(d)	23,200	1,417,752

Hotels, Restaurants & Leisure – 1.3%
7 Days Group Holdings Ltd. - ADR(d)	11,800	228,094
Arcos Dorados Holdings, Inc., Class A	4,800	101,232
Bwin.Party Digital Entertainment Plc(d)	33,300	80,062
Ctrip.com International Ltd. - ADR(d)	5,000	215,400
Darden Restaurants, Inc.	13,950	694,152
Domino’s Pizza UK & IRL Plc	35,800	231,922
Fu Ji Food & Catering Services Holdings Ltd.(d)	208,300	268
Gaylord Entertainment Co.(d)	10,700	321,000
Genting Singapore Plc(d)	347,000	547,091
Home Inns & Hotels Management, Inc. - ADR(d)	4,100	155,964
Las Vegas Sands Corp.(d)	33,500	1,414,035
Melco Crown Entertainment Ltd. - ADR(d)	22,100	282,217
REXLot Holdings Ltd.	2,810,000	271,815
Sands China Ltd.(d)	295,200	800,154
Scientific Games Corp., Class A(d)	21,650	223,861
Starbucks Corp.	35,700	1,409,793
Starwood Hotels & Resorts Worldwide, Inc.	14,300	801,372
Wynn Resorts Ltd.	1,800	258,372

		8,036,804

Household Durables – 0.2%
Barratt Developments Plc(d)	11,700	21,474
Bellway Plc	5,000	57,408
Jarden Corp.	7,400	255,374
Leggett & Platt, Inc.	25,886	631,101
MDC Holdings, Inc.	9,300	229,152
PDG Realty SA Empreendimentos e Participacoes	33,000	185,865
Persimmon Plc	5,700	44,162
Taylor Wimpey Plc(d)	84,900	51,458

		1,475,994

4	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Household Products – 0.9%
Kimberly-Clark Corp.	7,067	$470,380
The Procter & Gamble Co.	47,530	3,021,482
Reckitt Benckiser Group Plc	37,694	2,081,925

		5,573,787

Independent Power Producers & Energy Traders – 0.3%
The AES Corp.(d)	62,100	791,154
AES Tiete SA, Preference Shares	16,800	273,425
NRG Energy, Inc.(d)	42,860	1,053,499

		2,118,078

Industrial Conglomerates – 0.5%
Cookson Group Plc	76,000	821,014
General Electric Co.	89,999	1,697,381
Rheinmetall AG	6,200	548,472

		3,066,867

Insurance – 2.1%
Aegon NV(d)	22,400	152,635
AFLAC, Inc.	6,703	312,896
Alterra Capital Holdings Ltd.	17,600	392,480
American Financial Group, Inc.	20,900	745,921
AON Corp.	6,900	353,970
Arch Capital Group Ltd.(d)	10,300	328,776
Assurant, Inc.	19,300	700,011
AXIS Capital Holdings Ltd.	16,610	514,246
Brown & Brown, Inc.	16,400	420,824
Cincinnati Financial Corp.	17,368	506,798
HCC Insurance Holdings, Inc.	6,710	211,365
Legal & General Group Plc	171,900	325,651
LIG Insurance Co. Ltd.	17,800	456,427
Lincoln National Corp.	18,400	524,216
Loews Corp.	13,500	568,215
Principal Financial Group, Inc.	30,486	927,384
Protective Life Corp.	20,000	462,600
Prudential Financial, Inc.	10,600	674,054
Reinsurance Group of America, Inc.	11,700	712,062
RenaissanceRe Holdings Ltd.	9,600	671,520
SCOR SE	12,900	366,157
Storebrand ASA	46,300	393,792
Swiss Re Ltd.(d)	5,800	325,683
Symetra Financial Corp.	10,300	138,329
Unum Group	28,000	713,440
XL Group Plc	25,250	554,995

		12,454,447

Internet & Catalog Retail – 0.6%
Amazon.com, Inc.(d)	12,600	2,576,574
DeNA Co. Ltd.	6,700	288,143
priceline.com, Inc.(d)	600	307,158
Yoox SpA(d)	14,300	263,227

		3,435,102

Internet Software & Services – 0.3%
21Vianet Group, Inc. - ADR(d)	10,500	144,270
Google, Inc., Class A(d)	2,947	1,492,302
Qihoo 360 Technology Co. Ltd. - ADR(d)	5,700	110,637
SouFun Holdings Ltd. - ADR(d)	2,800	57,848
Yahoo!, Inc.(d)	14,900	224,096

		2,029,153

IT Services – 1.3%
Accenture Plc, Class A	18,800	1,135,896
Alliance Data Systems Corp.(d)	4,000	376,280
Automatic Data Processing, Inc.	12,505	658,763
Broadridge Financial Solutions, Inc.	45,780	1,101,925
Camelot Information Systems, Inc. - ADR(d)	10,700	159,965
Cap Gemini SA	6,400	374,771
Cognizant Technology Solutions Corp., Class A(d)	15,400	1,129,436
Gartner, Inc.(d)	5,800	233,682
Genpact Ltd.(d)	9,000	155,160
International Business Machines Corp.	4,300	737,665
Paychex, Inc.	19,074	585,953
Teradata Corp.(d)	4,100	246,820
VeriFone Systems, Inc.(d)	17,200	762,820

		7,659,136

Leisure Equipment & Products – 0.1%
Mattel, Inc.	14,000	384,860

Life Sciences Tools & Services – 0.5%
Covance, Inc.(d)	20,200	1,199,274
Gerresheimer AG	8,300	396,272
Lonza Group AG	3,100	242,864
ShangPharma Corp. - ADR(d)	6,600	69,102
Thermo Fisher Scientific, Inc.(d)	20,700	1,332,873

		3,240,385

Machinery – 2.7%
Caterpillar, Inc.	16,657	1,773,304
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H Shares	328,120	628,255
CNH Global NV(d)	3,300	127,545
Danaher Corp.	50,400	2,670,696
Dover Corp.	6,800	461,040
Flowserve Corp.	1,000	109,890
Harsco Corp.	6,541	213,237
Illinois Tool Works, Inc.	11,886	671,440
Makita Corp.	23,600	1,099,735
The Manitowoc Co., Inc.	26,600	447,944
Metso Oyj	11,000	625,336
Mori Seiki Co. Ltd.	48,800	646,231
Nabtesco Corp.	38,300	927,826
Oshkosh Corp.(d)	9,000	260,460
Parker Hannifin Corp.	3,800	341,012
Railpower Technologies Corp.(d)	17,600	–
Ryobi Ltd.	137,800	620,258
Stanley Black & Decker, Inc.	23,500	1,693,175
Sumitomo Heavy Industries Ltd.	102,000	711,947
Terex Corp.(d)	23,600	671,420
THK Co. Ltd.	27,000	690,028
Timken Co.	13,400	675,360
Trinity Industries, Inc.	5,200	181,376

		16,247,515

Media – 1.8%
Aegis Group Plc	79,400	203,774
Cablevision Systems Corp., Class A	8,200	296,922
CBS Corp., Class B	38,900	1,108,261
DISH Network Corp., Class A(d)	24,500	751,415
Focus Media Holding Ltd. - ADR(d)	29,135	906,098
The Interpublic Group of Cos., Inc.	54,900	686,250

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011	5

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Media (concluded)
Kabel Deutschland Holding AG(d)	9,000	$554,408
Liberty Global, Inc., Class A(d)	30,122	1,356,695
Liberty Media Corp. Capital, Series A(d)	8,900	763,175
The McGraw-Hill Cos., Inc.	3,732	156,408
Naspers Ltd., N Shares	4,200	237,192
Reed Elsevier NV	16,200	217,628
STW Communications Group Ltd.	176,500	194,408
Viacom, Inc., Class B	41,050	2,093,550
The Walt Disney Co.	18,300	714,432
Wolters Kluwer NV	12,100	268,266
Woongjin Thinkbig Co. Ltd.	13,770	211,236

		10,720,118

Metals & Mining – 2.0%
Alcoa, Inc.	49,200	780,312
Allegheny Technologies, Inc.	2,500	158,675
Coeur d’Alene Mines Corp.(d)	15,000	363,900
Detour Gold Corp.(d)	17,500	507,154
First Quantum Minerals Ltd.	4,000	583,213
Freeport-McMoRan Copper & Gold, Inc.	43,464	2,299,246
IAMGOLD Corp.	15,900	299,057
Kazakhmys Plc	10,800	239,404
Lynas Corp. Ltd.(d)	237,800	505,002
Mercator Minerals Ltd.(d)	99,800	295,949
Minefinders Corp. Ltd.(d)	40,000	520,400
PanAust Ltd.(d)	144,940	590,053
Quadra FNX Mining Ltd.(d)	20,600	305,866
Rio Tinto Plc	20,736	1,497,264
Southern Copper Corp.	11,760	386,551
Teck Resources Ltd., Class B	22,815	1,159,616
Walter Energy, Inc.	2,700	312,660
Xstrata Plc	57,000	1,255,451

		12,059,773

Multiline Retail – 0.3%
Dollarama, Inc.(a)	15,100	511,501
Golden Eagle Retail Group Ltd.	97,000	246,964
Macy’s, Inc.	18,150	530,706
Mothercare Plc	23,800	151,985
Nordstrom, Inc.	4,200	197,148
PPR	1,600	284,970

		1,923,274

Multi-Utilities – 0.3%
CenterPoint Energy, Inc.	12,986	251,279
NiSource, Inc.	30,281	613,190
PG&E Corp.	10,200	428,706
Wisconsin Energy Corp.	13,160	412,566

		1,705,741

Office Electronics – 0.1%
Xerox Corp.	49,950	519,979

Oil, Gas & Consumable Fuels – 3.5%
Afren Plc(d)	116,100	294,128
Alpha Natural Resources, Inc.(d)	38,354	1,742,806
Anadarko Petroleum Corp.	24,900	1,911,324
Banpu Public Co. Ltd.	13,300	310,821
BG Group Plc	42,587	966,980
Chevron Corp.	10,047	1,033,233
Cimarex Energy Co.	3,400	305,728
Cinch Energy Corp. (acquired 6/07/04 through 7/07/05, cost $63,400)(d)(e)	40,320	84,449
Compton Petroleum Corp. (acquired 9/24/04, cost $26,522)(d)(e)	3,800	473
ConocoPhillips	15,600	1,172,964
CONSOL Energy, Inc.	5,700	276,336
Crew Energy, Inc. (acquired 1/29/09 through 2/19/09, cost $26,286)(d)(e)	9,400	146,197
Denbury Resources, Inc.(d)	19,900	398,000
El Paso Corp.	10,900	220,180
EQT Corp.	9,703	509,602
Exxon Mobil Corp.	10,412	847,329
Frontier Oil Corp.	21,800	704,358
Galleon Energy, Inc., Class A (acquired 2/09/04, cost $12,571)(d)(e)	6,300	19,727
Harum Energy Tbk PT	350,900	391,703
Holly Corp.	9,900	687,060
HRT Participacoes em Petroleo SA(d)	300	270,074
Indika Energy Tbk PT	857,500	385,784
Longview Energy Co. (acquired 8/13/04, cost $48,000)(d)(e)	3,200	27,699
Marathon Oil Corp.	18,400	969,312
Matador Resources Co. (acquired 10/14/03 through 4/13/06, cost $62,950)(d)(e)	8,685	92,259
Murphy Oil Corp.	11,300	741,958
Noble Energy, Inc.	5,400	484,002
OGX Petroleo e Gas Participacoes SA(d)	91,700	854,923
Pace Oil and Gas Ltd.(d)	29,460	225,124
Pace Oil and Gas Ltd. (acquired 9/29/05, cost$39,607)(d)(e)	1,160	8,864
Petrominerales Ltd.	9,600	281,794
Plains Exploration & Production Co.(d)	10,600	404,072
QGEP Participacoes SA	23,400	241,249
Rockhopper Exploration Plc(d)	49,200	212,413
SandRidge Energy, Inc.(d)	8,900	94,874
Spectra Energy Corp.	22,675	621,522
Straits Asia Resources Ltd.	110,800	270,821
Tesoro Corp.(d)	30,900	707,919
Trilogy Energy Corp.	11,900	294,277
Tullow Oil Plc	47,468	945,286
Valero Energy Corp.	31,800	813,126
Whiting Petroleum Corp.(d)	5,000	284,550

		21,255,300

Paper & Forest Products – 0.2%
Ainsworth Lumber Co. Ltd.(a)(d)	19,432	51,378
Ainsworth Lumber Co. Ltd.(d)	17,115	45,252
Domtar Corp.	2,000	189,440
International Paper Co.	5,800	172,956
MeadWestvaco Corp.	22,700	756,137
Sateri Holdings Ltd.	319,900	242,545

		1,457,708

Personal Products – 0.2%
Avon Products, Inc.	11,700	327,600
Hengan International Group Co. Ltd.	75,500	678,901

		1,006,501

Pharmaceuticals – 2.6%
Allergan, Inc.	15,000	1,248,750
Bristol-Myers Squibb Co.	51,663	1,496,160

6	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Pharmaceuticals (concluded)
Elan Corp. Plc - ADR(d)	33,900	$385,443
Eli Lilly & Co.	29,094	1,091,898
Endo Pharmaceuticals Holdings, Inc.(d)	9,000	361,530
Forest Laboratories, Inc.(d)	19,100	751,394
Glenmark Pharmaceuticals Ltd.(d)	21,500	152,584
Hospira, Inc.(d)	7,000	396,620
Jazz Pharmaceuticals, Inc.(d)	8,400	280,140
Johnson & Johnson	22,060	1,467,431
Novartis AG	37,393	2,291,709
Pfizer, Inc.	155,377	3,200,766
Sanofi-Aventis SA	33,900	2,725,450

		15,849,875

Professional Services – 0.6%
The Corporate Executive Board Co.	4,600	200,790
IHS, Inc., Class A(d)(f)	3,750	312,825
Manpower, Inc.	28,800	1,545,120
Randstad Holding NV	10,100	467,005
Robert Half International, Inc.	7,300	197,319
Towers Watson & Co., Class A	6,400	420,544
USG People NV	20,200	349,345

		3,492,948

Real Estate Investment Trusts (REITs) – 1.2%
American Capital Agency Corp.	19,878	578,649
Annaly Capital Management, Inc.	28,887	521,121
BioMed Realty Trust, Inc.	23,200	446,368
CFS Retail Property Trust	41,700	81,286
Champion REIT	880,400	495,041
CommonWealth REIT	4,660	120,414
Corio NV	1,700	112,586
DuPont Fabros Technology, Inc.	22,000	554,400
Eurocommercial Properties NV	2,700	134,381
Fonciere Des Regions	3,177	336,534
Hammerson Plc	40,000	309,251
Japan Prime Realty Investment Corp.	45	119,171
Mack-Cali Realty Corp.	12,600	415,044
MFA Financial, Inc.	49,600	398,784
Piedmont Office Realty Trust, Inc., Class A	26,340	537,073
Segro Plc	51,550	258,465
Senior Housing Properties Trust	21,748	509,121
Simon Property Group, Inc.	1	115
Suntec Real Estate Investment Trust	367,900	449,529
Unibail-Rodamco SE	1,500	346,578
U-Store-It Trust	35,000	368,200
Wereldhave NV	500	50,898

		7,143,009

Real Estate Management & Development – 0.3%
Castellum AB	7,100	106,313
Forestar Group, Inc.(d)	29,500	484,685
Mitsubishi Estate Co. Ltd.	34,000	596,698
New World Development Ltd.	201,100	305,314
PSP Swiss Property AG	1,900	180,494
Tokyo Tatemono Co. Ltd.	40,000	145,945

		1,819,449

Road & Rail – 0.3%
All America Latina Logistica SA	26,700	225,316
Canadian Pacific Railway Ltd.	3,800	237,074
Con-way, Inc.	2,900	112,549
Hertz Global Holdings, Inc.(d)	48,800	774,944
Localiza Rent a Car SA	20,500	364,643
Northgate Plc(d)	77,200	406,888

		2,121,414

Semiconductors & Semiconductor Equipment – 1.8%
Altera Corp.	18,700	866,745
Analog Devices, Inc.	8,300	324,862
Atmel Corp.(d)	46,100	648,627
Avago Technologies Ltd.	7,500	285,000
Broadcom Corp., Class A	24,700	830,908
CSR Plc	29,600	147,197
Fairchild Semiconductor International, Inc.(d)	41,200	688,452
Intel Corp.	15,976	354,028
KLA-Tencor Corp.	3,300	133,584
LSI Corp.(d)	39,300	279,816
Maxim Integrated Products, Inc.	7,082	181,016
Melfas, Inc.	6,200	179,339
Microchip Technology, Inc.	15,749	597,045
Micron Technology, Inc.(d)	114,200	854,216
NetLogic Microsystems, Inc.(d)	9,400	379,948
Novellus Systems, Inc.(d)	20,200	730,028
NVIDIA Corp.(d)	4,200	66,927
ON Semiconductor Corp.(d)	43,500	455,445
Shinko Electric Industries Co. Ltd.	17,700	166,867
Siliconware Precision Industries Co.- ADR	47,400	294,828
Skyworks Solutions, Inc.(d)	4,400	101,112
STMicroelectronics NV	32,500	323,497
Texas Instruments, Inc.	25,600	840,448
United Microelectronics Corp.	540,700	269,334
Veeco Instruments, Inc.(d)	12,921	625,506
Xilinx, Inc.	7,700	280,819

		10,905,594

Software – 2.4%
Activision Blizzard, Inc.	155,390	1,814,955
Check Point Software Technologies Ltd.(d)	45,100	2,563,935
Intuit, Inc.(d)	5,050	261,893
MICROS Systems, Inc.(d)	2,200	109,362
Microsoft Corp.	20,725	538,850
Oracle Corp.	78,200	2,573,562
Red Hat, Inc.(d)	30,500	1,399,950
Salesforce.com, Inc.(d)	13,869	2,066,204
SuccessFactors, Inc.(d)	2,700	79,380
Symantec Corp.(d)	33,800	666,536
Take-Two Interactive Software, Inc.(d)	26,900	411,032
TIBCO Software, Inc.(d)	3,800	110,276
TiVo, Inc.(d)	24,600	253,134
VanceInfo Technologies, Inc. - ADR(d)	27,447	634,300
VMware, Inc., Class A(d)	12,000	1,202,760

		14,686,129

Specialty Retail – 1.2%
American Eagle Outfitters, Inc.	14,751	188,075
Express, Inc.	8,600	187,480
Foot Locker, Inc.	30,200	717,552
GameStop Corp., Class A(d)	9,150	244,030
Genesco, Inc.(d)	5,400	281,340
Hengdeli Holdings Ltd.	529,200	280,330
Hennes & Mauritz AB, B Shares	29,673	1,024,381
The Home Depot, Inc.	38,700	1,401,714
Lentuo International, Inc. - ADR(d)	7,800	37,908

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011	7

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares		Value
Common Stocks
Specialty Retail (concluded)
Limited Brands, Inc.		24,000	$922,800
L’Occitane International SA(d)		93,100	249,391
Nitori Co. Ltd.		3,400	322,693
PetSmart, Inc.		3,900	176,943
Tiffany & Co.		12,700	997,204
TJX Cos., Inc.		2,200	115,566

			7,147,407

Textiles, Apparel & Luxury Goods – 0.5%
ASICS Corp.		30,500	455,253
Coach, Inc.		7,200	460,296
Deckers Outdoor Corp.(d)		2,000	176,280
Fossil, Inc.(d)		900	105,948
Gerry Weber International AG		8,510	558,732
Pandora A/S		3,700	116,748
The Swatch Group AG		1,575	794,915
Tod’s SpA		2,900	388,493
VF Corp.		395	42,881

			3,099,546

Thrifts & Mortgage Finance – 0.4%
Capitol Federal Financial, Inc.		90,365	1,062,692
New York Community Bancorp, Inc.		14,244	213,518
People’s United Financial, Inc.		35,800	481,152
Washington Federal, Inc.		29,400	483,042

			2,240,404

Tobacco – 0.8%
Altria Group, Inc.		25,809	681,616
Imperial Tobacco Group Plc		56,757	1,889,588
Lorillard, Inc.		6,178	672,599
Philip Morris International, Inc.		11,300	754,501
Reynolds American, Inc.		1,381	51,166
Swedish Match AB		17,800	597,657

			4,647,127

Trading Companies & Distributors – 0.2%
ITOCHU Corp.		60,800	632,372
Marubeni Corp.		58,700	390,109
Wolseley Plc		10,800	352,529

			1,375,010

Transportation Infrastructure – 0.1%
Aeroports de Paris		4,200	394,943
COSCO Pacific Ltd.		300,900	531,201

			926,144

Water Utilities – 0.1%
Guangdong Investment Ltd.		641,500	343,433

Wireless Telecommunication Services – 1.3%
Cellcom Israel Ltd.		7,200	199,584
MetroPCS Communications, Inc.(d)		81,100	1,395,731
MTN Group Ltd.		63,302	1,348,578
NII Holdings, Inc.(d)		45,255	1,917,907
Rogers Communications, Inc., Class B		43,995	1,742,101
Sprint Nextel Corp.(d)		154,300	831,677
Telephone & Data Systems, Inc.		10,600	329,448
VimpelCom Ltd. - ADR		11,100	141,636

			7,906,662

Total Common Stocks – 59.8%			362,057,981

	Par (000)
Corporate Bonds
Auto Components – 0.0%
BorgWarner, Inc.,
4.63%, 9/15/20	USD	145	147,777

Beverages – 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 1/15/20		475	523,259

Building Products – 0.0%
Lafarge SA,
7.13%, 7/15/36		80	78,678

Capital Markets – 0.8%
Credit Suisse AG,
5.40%, 1/14/20		120	121,485
Credit Suisse AG/Guernsey,
2.60%, 5/27/16(a)		280	279,334
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		310	332,611
3.70%, 8/01/15		430	437,855
3.63%, 2/07/16		1,928	1,948,934
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17(d)(g)		190	95
Morgan Stanley:
2.76%, 5/14/13(b)		1,000	1,026,720
4.20%, 11/20/14(h)		485	503,678
4.00%, 7/24/15		220	223,892

			4,874,604

Chemicals – 0.1%
CF Industries, Inc.,
7.13%, 5/01/20		395	459,681
The Dow Chemical Co.,
4.25%, 11/15/20		95	92,716

			552,397

Commercial Banks – 1.6%
Banco Central de la Republica Dominicana,
9.04%, 1/23/18		33	36,888
Canadian Imperial Bank of Commerce,
2.75%, 1/27/16(a)		825	844,099
CIT Group, Inc.:
7.00%, 5/01/17		250	249,613
6.63%, 4/01/18(a)		71	74,017
DnB NOR Boligkreditt:
2.10%, 10/14/15(a)		2,135	2,110,006
2.90%, 3/29/16(a)		1,265	1,287,588
HSBC Bank Brasil SA - Banco Multiplo,
4.00%, 5/11/16(a)		680	686,800
HSBC Bank Plc,
3.10%, 5/24/16(a)		335	332,785
HSBC Holdings Plc,
5.10%, 4/05/21		290	297,187
Royal Bank of Canada,
3.13%, 4/14/15(a)		2,095	2,177,874
Sparebank 1 Boligkreditt AS:
1.25%, 10/25/13(a)		845	844,136

8	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Commercial Banks (concluded)
2.63%, 5/27/16(a)	USD	820	$821,038

			9,762,031

Consumer Finance – 0.2%
Credit Acceptance Corp.,
9.13%, 2/01/17(a)		590	629,825
SLM Corp.,
6.25%, 1/25/16		362	375,575

			1,005,400

Diversified Financial Services – 1.7%
Ally Financial, Inc.,
8.00%, 3/15/20		440	467,500
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20		155	152,615
Bank of America Corp.:
3.63%, 3/17/16		145	145,418
5.63%, 7/01/20		590	609,182
5.00%, 5/13/21		205	202,509
BP Capital Markets Plc:
3.13%, 3/10/12		775	788,441
3.13%, 10/01/15		160	164,271
Citigroup, Inc.:
5.00%, 9/15/14		70	73,357
4.75%, 5/19/15		570	602,810
4.59%, 12/15/15		1,860	1,955,993
3.95%, 6/15/16		750	767,781
6.00%, 8/15/17		50	54,754
5.38%, 8/09/20		95	99,138
Crown Castle Towers LLC,
6.11%, 1/15/20(a)		760	829,250
Ford Motor Credit Co. LLC:
7.80%, 6/01/12		225	235,301
6.63%, 8/15/17		210	223,239
General Electric Capital Corp.:
6.75%, 3/15/32		50	55,553
6.15%, 8/07/37		360	373,402
JPMorgan Chase & Co.,
3.15%, 7/05/16		540	543,304
JPMorgan Chase Bank, N.A.:
6.00%, 7/05/17(h)		825	912,199
6.00%, 10/01/17		445	494,516
Northern Rock Asset Management Plc,
5.63%, 6/22/17(a)		200	210,446
Novus USA Trust, Series 2010-1,
1.51%, 11/18/11(a)(b)		470	467,089
Woodside Finance Ltd.,
4.60%, 5/10/21(a)		100	98,147

			10,526,215

Diversified Telecommunication Services – 0.5%
Intelsat Jackson Holdings SA,
7.25%, 4/01/19(a)		176	174,680
Level 3 Escrow, Inc.,
8.13%, 7/01/19(a)		30	30,150
Level 3 Financing, Inc.:
8.75%, 2/15/17		43	43,860
10.00%, 2/01/18		90	96,637
Qwest Communications International, Inc.:
8.00%, 10/01/15		272	295,800
7.13%, 4/01/18		133	142,809
Qwest Corp.:
7.63%, 6/15/15		93	105,090
8.38%, 5/01/16		98	115,640
6.50%, 6/01/17		50	54,250
Sprint Capital Corp.,
6.88%, 11/15/28		174	164,865
Telecom Italia Capital SA,
4.95%, 9/30/14		475	495,267
Telefonica Emisiones SAU,
6.42%, 6/20/16		150	167,481
Verizon Communications, Inc.:
8.75%, 11/01/18		472	614,122
6.40%, 2/15/38		332	359,816

			2,860,467

Electric Utilities – 0.4%
Alabama Power Co.,
3.95%, 6/01/21		220	219,494
The Cleveland Electric Illuminating Co.,
8.88%, 11/15/18		66	84,589
Duke Energy Carolinas LLC,
3.90%, 6/15/21		175	174,883
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20		170	181,298
Florida Power & Light Co.:
5.63%, 4/01/34		150	158,039
5.95%, 2/01/38		225	248,487
Georgia Power Co.,
3.00%, 4/15/16		390	399,302
Jersey Central Power & Light Co.,
7.35%, 2/01/19		120	145,694
MidAmerican Energy Holdings Co.,
6.50%, 9/15/37		250	281,851
PacifiCorp,
6.25%, 10/15/37		200	226,173
Southern California Edison Co.,
3.88%, 6/01/21		235	234,552
Trans-Allegheny Interstate Line Co.,
4.00%, 1/15/15(a)		140	145,999

			2,500,361

Energy Equipment & Services – 0.0%
Ensco Plc:
3.25%, 3/15/16		90	91,382
4.70%, 3/15/21		195	196,986

			288,368

Food & Staples Retailing – 0.0%
Rite Aid Corp.,
7.50%, 3/01/17		50	49,625
Wal-Mart Stores, Inc.,
5.63%, 4/15/41		250	257,924

			307,549

Food Products – 0.1%
Kraft Foods, Inc.:
6.50%, 8/11/17		160	188,091
5.38%, 2/10/20		325	355,289

			543,380

Gas Utilities – 0.0%
KeySpan Gas East Corp.,
5.82%, 4/01/41(a)		185	190,299

Health Care Equipment & Supplies – 0.1%
CareFusion Corp.,
6.38%, 8/01/19		300	338,608

Health Care Providers & Services – 0.2%
HCA, Inc.,
7.25%, 9/15/20(a)		455	488,556
Tenet Healthcare Corp.:
9.00%, 5/01/15		145	155,512
8.88%, 7/01/19		305	336,644
WellPoint, Inc.,
5.25%, 1/15/16		165	184,014

			1,164,726

Hotels, Restaurants & Leisure – 0.1%
Harrah’s Operating Co., Inc.,
10.00%, 12/15/18		105	94,763
Yum! Brands, Inc.:

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011	9

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Hotels, Restaurants & Leisure (concluded)
6.25%, 4/15/16	USD	129	$147,966
5.30%, 9/15/19		85	91,364

			334,093

Insurance – 0.9%
American International Group, Inc.,
5.45%, 5/18/17		180	187,995
Berkshire Hathaway Finance Corp.,
4.75%, 5/15/12(h)		355	368,265
Fairfax Financial Holdings Ltd.,
5.80%, 5/15/21(a)		290	280,926
Hartford Life Global Funding Trusts,
0.43%, 6/16/14(b)		950	926,501
Lincoln National Corp.,
7.00%, 6/15/40		160	180,424
Manulife Financial Corp.,
3.40%, 9/17/15		420	432,981
Metropolitan Life Global Funding I:
2.88%, 9/17/12(a)		225	229,940
2.50%, 1/11/13(a)		1,370	1,394,802
5.13%, 6/10/14(a)		300	327,768
Prudential Financial, Inc.:
4.75%, 9/17/15		620	667,043
5.38%, 6/21/20		200	210,700
4.50%, 11/15/20		270	268,195

			5,475,540

Life Sciences Tools & Services – 0.1%
Life Technologies Corp.:
6.00%, 3/01/20		230	249,542
5.00%, 1/15/21		58	58,842

			308,384

Machinery – 0.0%
Navistar International Corp.,
3.00%, 10/15/14(i)		110	143,963

Media – 1.1%
CBS Corp.:
4.63%, 5/15/18		80	82,446
8.88%, 5/15/19		185	235,831
5.75%, 4/15/20		120	130,060
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16		700	824,250
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17		521	567,630
Comcast Corp.:
5.88%, 2/15/18		392	439,658
6.95%, 8/15/37		145	163,687
COX Communications, Inc.,
8.38%, 3/01/39(a)		375	490,347
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.13%, 2/15/16		245	248,553
Discovery Communications LLC,
3.70%, 6/01/15		260	273,570
NBCUniversal Media LLC:
5.15%, 4/30/20(a)		530	559,628
4.38%, 4/01/21(a)		90	89,060
The New York Times Co.,
6.63%, 12/15/16		1,000	1,027,500
News America, Inc.:
6.20%, 12/15/34		100	102,127
6.15%, 2/15/41(a)		285	282,331
Time Warner Cable, Inc.,
5.88%, 11/15/40		250	246,741
Time Warner, Inc.:
4.70%, 1/15/21		110	111,449
6.10%, 7/15/40		80	81,324
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
8.13%, 12/01/17(a)		200	212,500
Virgin Media Secured Finance Plc,
6.50%, 1/15/18		280	306,950

			6,475,642

Metals & Mining – 0.3%
Barrick Gold Corp.,
2.90%, 5/30/16(a)		1,090	1,089,142
Barrick North America Finance LLC,
4.40%, 5/30/21(a)		10	9,954
Cliffs Natural Resources, Inc.,
4.88%, 4/01/21		245	245,676
Novelis, Inc.,
8.75%, 12/15/20		315	340,200

			1,684,972

Multiline Retail – 0.2%
Dollar General Corp.,
11.88%, 7/15/17(j)		400	456,000
Macy’s Retail Holdings, Inc.,
5.90%, 12/01/16		470	527,605

			983,605

Oil, Gas & Consumable Fuels – 1.0%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		634	713,622
6.38%, 9/15/17		374	428,729
Arch Coal, Inc.,
7.25%, 10/01/20		490	498,575
Chesapeake Energy Corp.,
6.63%, 8/15/20		281	295,753
Consol Energy, Inc.:
8.00%, 4/01/17		153	166,770
8.25%, 4/01/20		37	40,330
El Paso Pipeline Partners Operating Co. LLC,
6.50%, 4/01/20		280	313,446
Enterprise Products Operating LLC:
5.20%, 9/01/20		310	326,876
6.13%, 10/15/39		225	228,812
Kinder Morgan Energy Partners LP:
5.30%, 9/15/20		204	214,608
6.55%, 9/15/40		55	57,584
6.38%, 3/01/41		80	81,892
Marathon Petroleum Corp.,
6.50%, 3/01/41(a)		401	414,446
MEG Energy Corp.,
6.50%, 3/15/21(a)		275	276,375
Nexen, Inc.,
7.50%, 7/30/39		335	374,716
Petroleos de Venezuela SA,
5.25%, 4/12/17		100	62,750
Pride International, Inc.,
6.88%, 8/15/20		115	133,742
Rockies Express Pipeline LLC:
3.90%, 4/15/15(a)		425	431,225
6.85%, 7/15/18(a)		100	112,123
Valero Energy Corp.:
6.13%, 2/01/20		120	131,872
6.63%, 6/15/37		33	34,408
Western Gas Partners LP,
5.38%, 6/01/21		350	360,413
Williams Partners LP,
4.13%, 11/15/20		175	167,981

			5,867,048

Paper & Forest Products – 0.0%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15(a)(j)		165	151,705
International Paper Co.,
5.30%, 4/01/15		21	22,966

10	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Paper & Forest Products (concluded)
Inversiones CMPC SA,
4.75%, 1/19/18(a)	USD	125	$124,879

			299,550

Pharmaceuticals – 0.0%
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15		270	277,832

Real Estate Investment Trusts (REITs) – 0.1%
Hospitality Properties Trust,
5.63%, 3/15/17		186	192,322
Mack-Cali Realty LP,
7.75%, 8/15/19		155	186,466
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 6/01/21		135	131,781

			510,569

Real Estate Management & Development – 0.1%
Realogy Corp.,
7.88%, 2/15/19(a)		360	356,400
WEA Finance LLC,
4.63%, 5/10/21(a)		150	145,569

			501,969

Road & Rail – 0.1%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		500	515,057
CSX Corp.,
4.25%, 6/01/21		195	194,087

			709,144

Software – 0.1%
First Data Corp.:
7.38%, 6/15/19(a)		295	297,213
12.63%, 1/15/21(a)		285	304,950
Oracle Corp.,
3.88%, 7/15/20(a)		240	238,480

			840,643

Thrifts & Mortgage Finance – 0.3%
The PMI Group, Inc.,
6.00%, 9/15/16		750	423,750
Radian Group, Inc.:
5.63%, 2/15/13		750	727,500
5.38%, 6/15/15		750	609,375

			1,760,625

Tobacco – 0.1%
Philip Morris International, Inc.:
6.88%, 3/17/14		275	315,755
4.50%, 3/26/20		440	457,422

			773,177

Wireless Telecommunication Services – 0.2%
Cricket Communications, Inc.,
7.75%, 5/15/16		227	240,620
Vodafone Group Plc,
4.15%, 6/10/14(h)		900	965,645

			1,206,265

Total Corporate Bonds – 10.5%			63,817,140

Foreign Agency Obligations
CDP Financial, Inc.,
3.00%, 11/25/14(a)(h)		1,020	1,061,046
Corporacion Nacional del Cobre de Chile,
3.75%, 11/04/20(a)		139	132,060
Eksportfinans ASA:
2.00%, 9/15/15		1,300	1,296,504
5.50%, 5/25/16(h)		575	657,075
Hydro Quebec:
9.40%, 2/01/21		195	279,423
8.40%, 1/15/22		405	558,629
8.05%, 7/07/24		940	1,295,392
Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13		350	354,989
Petrobras International Finance Co.:
3.88%, 1/27/16		745	758,647
6.88%, 1/20/40		150	159,714
VTB Capital SA,
7.50%, 10/12/11		110	111,719

Total Foreign Agency Obligations – 1.1%			6,665,198

Foreign Government Obligations
Argentina – 0.1%
Republic of Argentina:
8.28%, 12/31/33		303	267,375
2.50%, 12/31/38(k)		90	39,150

			306,525

Brazil – 0.1%
Federal Republic of Brazil:
6.00%, 1/17/17		300	350,550
8.25%, 1/20/34		170	233,750

			584,300

Colombia – 0.1%
Republic of Colombia:
7.38%, 3/18/19		200	249,300
7.38%, 9/18/37		240	302,400

			551,700

El Salvador – 0.0%
Republic of El Salvador,
7.65%, 6/15/35(a)		55	56,925

Greece – 0.0%
Hellenic Republic,
4.60%, 9/20/40	EUR	80	47,994

Indonesia – 0.0%
Republic of Indonesia:
5.88%, 3/13/20	USD	100	111,000
7.75%, 1/17/38		110	137,913

			248,913

Mexico – 0.1%
United Mexican States:
8.30%, 8/15/31		194	266,750
6.75%, 9/27/34		150	174,375
6.05%, 1/11/40		125	133,000

			574,125

Panama – 0.0%
Republic of Panama,
8.88%, 9/30/27		95	134,662

Peru – 0.0%
Republic of Peru,
6.55%, 3/14/37		215	239,833

Philippines – 0.1%
Republic of Philippines,
4.00%, 1/15/21		442	434,265

Poland – 0.1%
Republic of Poland,
5.13%, 4/21/21		370	382,487

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011	11

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Government Obligations
South Africa – 0.1%
Republic of South Africa,
5.50%, 3/09/20	USD	500	$546,250

Turkey – 0.1%
Republic of Turkey,
6.75%, 4/03/18		260	295,412

Ukraine – 0.0%
Ukraine Government,
7.75%, 9/23/20(a)		160	166,000

Uruguay – 0.0%
Republic of Uruguay,
7.63%, 3/21/36		165	207,900

Venezuela – 0.1%
Republic of Venezuela:
8.50%, 10/08/14		200	182,500
9.25%, 9/15/27		437	329,279

			511,779

Total Foreign Government Obligations – 0.9%			5,289,070

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 2.0%
Arkle Master Issuer Plc, Series 2010-1A, Class 2A,
1.41%, 2/17/15(a)(b)		770	768,759
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A17, 6.00%, 6/25/35		915	838,006
Series 2005-59, Class 1A1, 0.50%, 11/20/35(b)		1,181	740,456
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2003-58, Class B1, 2.98%, 2/19/34(b)		113	48,534
Series 2006-J2, Class 1A1, 6.00%, 4/25/36		522	455,410
Series 2006-J4, Class A9, 6.25%, 9/25/36		567	460,415
Series 2006-OA5, Class 3A1, 0.39%, 4/25/46(b)		326	204,796
Series 2007-J3, Class A10, 6.00%, 7/25/37(b)		821	691,246
Credit Suisse Mortgage Capital Certificates:
Series 2006-8, Class 3A1, 6.00%, 10/25/21		148	121,867
Series 2011-2R, Class 1A1, 5.07%, 3/27/37(a)(b)		383	366,112
Series 2011-2R, Class 2A1, 3.69%, 7/27/36(a)(b)		881	873,109
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1,
5.52%, 8/25/35(b)		110	97,310
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1,
5.41%, 4/19/36(b)		854	658,525
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A,
0.50%, 11/19/35(b)		530	345,146
Homebanc Mortgage Trust, Series 2006-2, Class A1,
0.37%, 12/25/36(b)		378	263,049
Impac Commercial Mortgage-Backed Trust, Series 2004-7, Class M4,
1.99%, 11/25/34(b)		48	14,648
IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1,
5.84%, 11/25/37(b)		398	320,182
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		70	68,219
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		70	68,382
Residential Accredit Loans, Inc., Series 2006-QO2, Class A1,
0.41%, 2/25/46(b)		231	85,695
Residential Funding Mortgage Securities I:
Series 2005-S8, Class A1, 5.50%, 11/25/35		589	567,322
Series 2007-S4, Class A2, 6.00%, 4/25/37		700	565,527
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1,
5.38%, 4/25/47(b)		879	588,082
Structured Asset Securities Corp.:
Series 2001-21A, Class B2, 2.31%, 1/25/32(b)		5	898
Series 2003-2A, Class B2II, 2.53%, 2/25/33(b)		41	23,930
Thornburg Mortgage Securities Trust:
Series 2006-4, Class A1, 0.32%, 7/25/36(b)		838	835,964
Series 2006-5, Class A1, 0.31%, 8/25/11(b)		748	743,892
WaMu Mortgage Pass-Through Certificates:
Series 2003-AR3, Class B2, 2.62%, 4/25/33(b)		40	21,181
Series 2003-AR8, Class B1, 2.72%, 8/25/33(b)		153	105,042
Series 2004-AR1, Class B1, 2.57%, 3/25/34(b)		665	195,161
Series 2004-AR3, Class B1, 2.58%, 6/25/34(b)		167	114,456
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1,
2.79%, 7/25/36(b)		713	649,506

			11,900,827

Commercial Mortgage-Backed Securities – 3.1%
Banc of America Commercial Mortgage, Inc.:
Series 2006-4, Class AM, 5.68%, 7/10/46		140	139,126
Series 2006-5, Class AM, 5.45%, 9/10/47		65	64,966
Series 2007-1, Class A4, 5.45%, 1/15/49		360	389,333
Series 2007-3, Class A4, 5.80%, 5/10/17(b)		420	451,928
Series 2007-4, Class A4, 5.74%, 7/10/17(b)		670	728,041
Bank of America-First Union National Bank Commercial Mortgage, Series 2001-3, Class A2,
5.46%, 4/11/37		161	161,388
Bear Stearns Commercial Mortgage Securities:
Series 2003-T12, Class A4, 4.68%, 8/13/39(b)		1,025	1,081,585
Series 2005-PW10, Class AM, 5.45%, 12/11/40(b)		70	70,241
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class A5, 5.62%, 10/15/48		140	151,960

12	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Series 2007-CD4, Class A4, 5.32%, 12/11/49	USD	500	$530,521
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKN2, Class A3, 6.13%, 4/15/37		954	972,745
Series 2003-C3, Class A5, 3.94%, 5/15/38		1,020	1,056,771
CW Capital Cobalt Ltd., Series 2006-C1, Class A4,
5.22%, 8/15/48		330	349,631
DBUBS Mortgage Trust, Series 2011-LC2A, Class A4,
4.54%, 5/10/21(a)(b)		380	383,087
Extended Stay America Trust:
Series 2010-ESHA, Class A, 2.95%, 11/05/27(a)		950	944,289
Series 2010-ESHA, Class C, 4.86%, 11/05/27(a)		545	544,075
Series 2010-ESHA, Class D, 5.50%, 11/05/27(a)		695	693,833
First Union National Bank Commercial Mortgage, Series 2001-C4, Class A2,
6.22%, 12/12/33		783	785,994
GE Business Loan Trust:
Series 2003-1, Class A, 0.63%, 4/15/31(a)(b)		90	84,158
Series 2003-1, Class B, 1.50%, 4/15/31(a)(b)		60	45,004
Series 2003-2A, Class B, 1.20%, 11/15/31(a)(b)		428	350,073
Series 2004-1, Class B, 0.90%, 5/15/32(a)(b)		105	83,991
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM,
5.29%, 11/10/45(b)		110	109,078
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AJ, 5.88%, 7/10/38(b)		170	154,990
Series 2006-GG7, Class AM, 6.08%, 7/10/38(b)		180	184,948
GS Mortgage Securities Corp. II:
Series 2006-GG6, Class AM, 5.62%, 4/10/38		120	119,380
Series 2006-GG8, Class A4, 5.56%, 11/10/39		240	260,075
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB14, Class AM, 5.62%, 12/12/44(b)		180	177,116
Series 2007-CB18, Class A3, 5.45%, 6/12/47		500	525,172
Series 2007-CB18, Class A4, 5.44%, 1/12/17		670	716,069
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AM, 6.09%, 6/15/38(b)		80	83,738
Series 2006-C7, Class AM, 5.38%, 11/15/38		80	78,047
Series 2007-C6, Class A4, 5.86%, 7/15/40(b)		295	320,059
Series 2007-C7, Class A3, 5.87%, 9/15/45(b)		420	456,689
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30(a)(b)		290	307,197
Series 2003-IQ4, Class A2, 4.07%, 5/15/13		979	1,007,596
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		500	531,833
Series 2005-HQ6, Class A4A, 4.99%, 8/13/42		2,405	2,602,698
Series 2007-HQ12, Class A2FL, 0.44%, 6/12/12(b)		111	103,674
Series 2007-HQ12, Class A2FX, 5.78%, 6/12/12(b)		213	224,468
Morgan Stanley Reremic Trust, Series 2011-IO, Class A,
2.50%, 2/23/51		200	199,406
RBSCF Trust, Series 2010-RR3, Class WBTA,
6.10%, 4/16/17(a)(b)		820	916,089

			19,141,062

Interest Only Collateralized Mortgage Obligations – 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1, 11.00%, 2/17/17		11	1,284
Series 1987-2, 11.00%, 3/06/17		11	1,726

			3,010

Interest Only Commercial Mortgage-Backed Securities – 0.0%
Structured Asset Securities Corp., Series 1996-CFL, Class X1,
2.09%, 2/25/28(b)		243	49
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X,
1.43%, 5/25/36(a)(b)		2,000	35,733

			35,782

Principal Only Collateralized Mortgage Obligations – 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1, 0.51%, 2/17/17(l)		12	11,537
Series 1987-2, 0.76%, 3/06/17(l)		11	10,076

			21,613

Total Non-Agency Mortgage-Backed Securities – 5.1%			31,102,294

	Shares
Participation Notes – 0.2%
DB Sberbank, due 2/28/18		255,962	912,505

Total Participation Notes – 0.2%			912,505

	Par (000)
Preferred Securities
Capital Trusts
Capital Markets – 0.1%
Credit Suisse AG/Guernsey,
5.86%(b)(m)	USD	530	506,415
Lehman Brothers Holdings Capital Trust VII,
5.86%(b)(d)(g)(m)		110	11
State Street Capital Trust IV,
1.25%, 6/15/37(b)		30	24,288

			530,714

Commercial Banks – 0.1%
Barclays Bank Plc,
5.93%(a)(b)(m)		100	93,000
Fifth Third Capital Trust IV,
6.50%, 4/15/67(b)		145	142,463
SunTrust Capital VIII,
6.10%, 12/15/66(b)		30	29,400

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011	13

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Preferred Securities
Commercial Banks (concluded)
Wachovia Capital Trust III,
5.57%(b)(m)	USD	30	$27,450

			292,313

Diversified Financial Services – 0.0%
ABN Amro North American Holding Preferred Capital Repackage Trust I,
6.52%(a)(b)(m)		315	291,375

Insurance – 0.1%
American International Group, Inc.,
8.18%, 5/15/68(b)		55	60,093
Genworth Financial, Inc.,
6.15%, 11/15/66(b)		45	32,737
Liberty Mutual Group, Inc.,
10.75%, 6/15/88(a)(b)		45	59,737
Swiss Re Capital I LP,
6.85%(a)(b)(m)		265	254,794
XL Group Plc,
6.50%(b)(m)		190	174,325

			581,686

Total Capital Trusts – 0.3%			1,696,088

	Shares
Preferred Stocks
Thrifts & Mortgage Finance – 0.0%
Fannie Mae,
0.05%(d)		10,000	21,500
Freddie Mac,
0.05%(d)		10,000	29,400

Total Preferred Stocks – 0.0%			50,900

Total Preferred Securities – 0.3%			1,746,988

	Par (000)
Taxable Municipal Bonds
New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43	USD	215	227,489
5.50%, 6/15/43		260	279,635
State of California GO,
5.45%, 4/01/15		630	687,406

Total Taxable Municipal Bonds – 0.2%			1,194,530

U.S. Government Sponsored Agency Securities
Agency Obligations – 0.7%
Fannie Mae,
4.36%, 10/09/19(l)		575	402,517
Federal Home Loan Bank,
5.63%, 6/13/16(n)		890	988,789
Freddie Mac:
5.25%, 4/18/16		760	875,322
3.53%, 9/30/19		460	461,783
Resolution Funding Corp. Interest Strip:
2.94%, 7/15/18(l)		150	122,102
3.03%, 10/15/18(l)		150	120,460
Small Business Administration Participation Certificates, Series 1997-20F, Class 1,
7.20%, 6/01/17		161	178,917
Tennessee Valley Authority,
5.25%, 9/15/39		895	947,635

			4,097,525

Collateralized Mortgage Obligations – 0.1%
Fannie Mae, Series 2004-88, Class HA,
6.50%, 7/25/34		11	11,767
Freddie Mac:
Series 2864, Class NA, 5.50%, 1/15/31		45	46,827
Series K013, Class A2, 3.97%, 1/25/21		920	930,959

			989,553

Federal Deposit Insurance Corporation Guaranteed – 0.1%
General Electric Capital Corp.,
2.13%, 12/21/12		385	394,176

Interest Only Collateralized Mortgage Obligations – 0.3%
Fannie Mae, Series 2003-T1, Class R,
0.66%, 11/25/12(b)		6,069	40,427
Ginnie Mae:
Series 2009-106, Class SU, 6.01%, 5/20/37(b)		999	135,506
Series 2009-108, Class WI, 5.00%, 9/20/38		454	94,855
Series 2010-43, Class JI, 5.00%, 9/20/37		1,212	212,410
Series 2010-121, Class IB, 5.00%, 8/20/40		764	173,371
Series 2010-158, Class AI, 4.50%, 10/16/39		1,231	237,897
Series 2010-165, Class IP, 4.00%, 4/20/38		1,955	333,698
Series 2011-41, Class AI, 4.50%, 12/20/39		1,480	296,949
Series 2011-41, Class BI, 5.00%, 5/20/40		2,638	504,229

			2,029,342

Mortgage-Backed Securities – 14.4%
Fannie Mae Mortgage-Backed Securities:
7.00%, 8/01/14-1/01/16		42	44,515
7.50%, 10/01/25(c)		–	3
4.00%, 1/01/26-7/01/41(o)(p)		17,621	17,888,816
3.50%, 7/01/26-7/01/41(o)(p)		1,900	1,835,437
4.50%, 7/01/26-7/01/41(o)(p)		20,122	20,890,195
5.00%, 7/01/26-7/01/41(o)(p)		9,345	9,960,005
5.50%, 7/01/26-7/01/41(o)(p)		9,708	10,518,819
6.00%, 12/01/28-7/01/41(o)(p)		5,420	5,978,301
2.46%, 12/01/34(b)		444	465,614
3.32%, 12/01/40(b)		496	514,099
3.06%, 3/01/41(b)		185	191,837
3.15%, 3/01/41(b)		390	402,562
6.50%, 7/01/41(o)		3,300	3,736,219
Freddie Mac Mortgage-Backed Securities:
6.00%, 4/01/13-6/01/16		26	28,609
9.50%, 12/01/22		89	103,439
8.00%, 2/01/23-8/01/27		11	12,120
4.00%, 5/01/26		2,659	2,780,257
5.50%, 8/01/33-7/01/41(o)		115	124,650
2.51%, 12/01/35(b)		236	247,242
4.99%, 4/01/38(b)		520	556,193
3.06%, 2/01/41(b)		394	407,573
4.50%, 2/01/41-4/01/41		3,072	3,179,310
5.00%, 6/01/41-7/01/41(o)		5,785	6,142,775
Ginnie Mae Mortgage-Backed Securities:
5.50%, 4/15/33-8/15/33		266	294,621
5.00%, 10/20/33		644	704,268

14	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities (concluded)
1.88%, 5/20/34(b)	USD	83	$85,088

			87,092,567

Total U.S. Government Sponsored Agency Securities – 15.6%			94,603,163

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.13%, 5/15/21-8/15/21(h)		15,230	16,110,202
6.25%, 8/15/23(p)		1,700	2,156,610
3.50%, 2/15/39(p)		1,380	1,185,075
4.25%, 5/15/39(p)		2,020	1,981,495
4.38%, 5/15/40-5/15/41(p)		10,690	10,673,798
4.75%, 2/15/41		1,270	1,349,971
U.S. Treasury Notes:
0.75%, 6/15/14(p)		555	554,350
1.50%, 6/30/16(p)		645	643,587
2.38%, 5/31/18(p)		1,385	1,377,646
2.63%, 8/15/20		595	575,942

Total U.S. Treasury Obligations – 6.1%			36,608,676

Total Long-Term Investments (Cost – $547,919,570) – 102.0%			617,462,652

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(q)(r)		58,673,064	58,673,064

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.10%(q)(r)(s)	USD	213	213,024

Total Short-Term Securities (Cost – $58,886,088) – 9.7%			58,886,088

	Contracts
Options Purchased
Exchange-Traded Call Options Purchased – 0.0%
U.S. Treasury Notes (10 Year), Strike Price USD 121.50, Expires 8/26/11		24	45,375

Exchange-Traded Put Options Purchased – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.25, Expires 9/16/11		169	3,169
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.50, Expires 9/16/11		108	4,725
U.S. Treasury Notes (10 Year), Strike Price USD 121.50, Expires 8/26/11		24	25,500
U.S. Treasury Notes (5 Year), Strike Price USD 116, Expires 8/26/11		33	6,445
U.S. Treasury Notes (5 Year), Strike Price USD 117, Expires 8/26/11		50	16,016
U.S. Treasury Notes (5 Year), Strike Price USD 119, Expires 8/26/11		10	8,516

			64,371

Over-the-Counter Call Options Purchased – 0.0%
USD Currency, Strike Price JPY 86, Expires 8/24/11, Broker BNP Paribas		1,060	9,010
USD Currency, Strike Price SEK 7, Expires 9/26/11, Broker Deutsche Bank AG		160	8,672

			17,682

Over-the-Counter Put Options Purchased – 0.0%
EUR Currency, Strike Price GBP 0.87, Expires 7/07/11, Broker UBS AG		107	93
EUR Currency, Strike Price USD 1.40, Expires 8/05/11, Broker UBS AG		197	15,770
EUR Currency, Strike Price USD 1.44, Expires 8/05/11, Broker Deutsche Bank AG		788	213,461

			229,324

	Notional Amount (000)
Over-the-Counter Call Swaptions Purchased – 0.2%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	5,100	71,267
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker JPMorgan Chase Bank, N.A.		2,600	2,985
Receive a fixed rate of 3.150% and pay a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		700	11,118
Receive a fixed rate of 3.350% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker Citibank, N.A.		2,100	46,322
Receive a fixed rate of 3.455% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		3,000	76,064
Receive a fixed rate of 3.660% and pay a floating rate based on 3-month LIBOR, Expires 6/29/12, Broker The Bank of New York Mellon Corp.		900	30,229
Receive a fixed rate of 3.703% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		2,600	91,257
Receive a fixed rate of 3.800% and pay a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker The Bank of New York Mellon Corp.		1,500	60,478
Receive a fixed rate of 3.805% and pay a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker Citibank, N.A.		800	28,251
Receive a fixed rate of 3.880% and pay a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG		800	30,122
Receive a fixed rate of 3.885% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		2,200	96,693
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA		2,500	114,534

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011	15

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Call Swaptions Purchased (concluded)
Receive a fixed rate of 3.990% and pay a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Goldman Sachs Bank USA	USD	3,600	$155,200
Receive a fixed rate of 3.993% and pay a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Royal Bank of Scotland Plc		500	21,606
Receive a fixed rate of 4.073% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		1,300	72,892
Receive a fixed rate of 4.485% and pay a floating rate based on 3-month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		200	11,701
Receive a fixed rate of 4.763% and pay a floating rate based on 3-month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA		900	56,186
Receive a fixed rate of 4.875% and pay a floating rate based on 3-month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc		800	53,279
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank, N.A.		5,000	423,558

			1,453,742

Over-the-Counter Put Swaptions Purchased – 0.3%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		5,100	6,811
Pay a fixed rate of 2.300% and receive a floating rate based on 3-month LIBOR, Expires 10/13/11, Broker BNP Paribas		4,600	42,162
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		2,500	1,037
Pay a fixed rate of 2.550% and receive a floating rate based on 3-month LIBOR, Expires 8/19/11, Broker Credit Suisse International		5,900	9,065
Pay a fixed rate of 3.350% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker Citibank, N.A.		2,100	142,889
Pay a fixed rate of 3.455% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		3,000	187,586
Pay a fixed rate of 3.660% and receive a floating rate based on 3-month LIBOR, Expires 6/29/12, Broker The Bank of New York Mellon Corp.		900	37,218
Pay a fixed rate of 3.703% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		2,600	112,126
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Credit Suisse International		2,700	26,581
Pay a fixed rate of 3.800% and receive a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker The Bank of New York Mellon Corp.		1,500	44,782
Pay a fixed rate of 3.805% and receive a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker Citibank, N.A.		800	59,023
Pay a fixed rate of 3.880% and receive a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG		800	58,607
Pay a fixed rate of 3.885% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		2,200	73,616
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA		2,500	81,813
Pay a fixed rate of 3.990% and receive a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Goldman Sachs Bank USA		3,600	207,675
Pay a fixed rate of 3.993% and receive a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Royal Bank of Scotland Plc		500	28,792
Pay a fixed rate of 4.073% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		1,300	23,367
Pay a fixed rate of 4.485% and receive a floating rate based on 3-month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		200	12,182
Pay a fixed rate of 4.763% and receive a floating rate based on 3-month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA		900	66,328
Pay a fixed rate of 4.875% and receive a floating rate based on 3-month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc		800	55,855
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank, N.A.		5,000	256,068

			1,533,583

Total Options Purchased (Cost – $3,798,560) – 0.5%			3,344,077

Total Investments Before TBA Sale Commitments and Options Written (Cost – $610,604,218*) – 112.2%			679,692,817

	Par (000)
TBA Sale Commitments(o)
Fannie Mae Mortgage-Backed Securities:
4.00%, 7/01/26		4,600	(4,791,188)
4.50%, 7/01/41		3,500	(3,621,406)
5.50%, 7/01/41		200	(216,250)
6.50%, 7/01/41		1,100	(1,245,406)
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/26		2,600	(2,705,638)
4.50%, 7/01/41		3,000	(3,099,375)

16	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
TBA Sale Commitments(o)
5.00%, 7/01/41	USD	3,700	(3,924,313)

Total TBA Sale Commitments (Proceeds – $19,663,438) – (3.2)%			(19,603,576)

	Contracts
Options Written
Exchange-Traded Call Options Written – 0.0%
U.S. Treasury Bonds (30 Year), Strike Price USD 124, Expires 8/26/11		15	$(24,844)

Exchange-Traded Put Options Written – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 97.75, Expires 9/16/11		169	(1,056)
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98, Expires 9/16/11		108	(675)
U.S. Treasury Bonds (30 Year), Strike Price USD 124, Expires 8/26/11		15	(39,375)

			(41,106)

Over-the-Counter Put Options Written – 0.0%
EUR Currency, Strike Price GBP 0.87, Expires 7/07/11, Broker Citibank, N.A.		107	(93)
EUR Currency, Strike Price USD 1.40, Expires 8/05/11, Broker Deutsche Bank AG		788	(100,674)
EUR Currency, Strike Price USD 1.44, Expires 8/05/11, Broker UBS AG		197	(36,481)

			(137,248)

	Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions Written – (0.4)%
Pay a fixed rate of 2.080% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	USD	5,100	(99,369)
Pay a fixed rate of 2.650% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		700	(4,312)
Pay a fixed rate of 2.900% and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker UBS AG		4,600	(28,438)
Pay a fixed rate of 2.900% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		700	(7,115)
Pay a fixed rate of 3.000% and receive a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		1,200	(10,844)
Pay a fixed rate of 3.565% and receive a floating rate based on 3-month LIBOR, Expires 6/01/12, Broker Goldman Sachs Bank USA		5,000	(147,795)
Pay a fixed rate of 3.715% and receive a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Deutsche Bank AG		900	(32,682)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		1,800	(66,077)
Pay a fixed rate of 3.830% and receive a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank, N.A.		900	(36,861)
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		400	(17,994)
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		2,500	(100,403)
Pay a fixed rate of 3.895% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		2,900	(86,638)
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker Deutsche Bank AG		3,700	(173,808)
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		3,000	(140,926)
Pay a fixed rate of 3.963% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		1,000	(31,430)
Pay a fixed rate of 3.975% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.		900	(44,897)
Pay a fixed rate of 3.975% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG		2,100	(104,759)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		1,300	(62,114)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 7/15/13, Broker Credit Suisse International		1,400	(63,540)
Pay a fixed rate of 4.070% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		1,800	(82,600)
Pay a fixed rate of 4.315% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		400	(23,051)
Pay a fixed rate of 4.520% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		1,300	(91,757)
Pay a fixed rate of 4.840% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker JPMorgan Chase Bank, N.A.		1,300	(91,981)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG		1,500	(109,447)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		2,600	(240,726)
Pay a fixed rate of 4.920% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		2,000	(188,185)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		3,300	(319,303)

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011	17

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 5.070% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG	USD	1,900	$(169,400)

			(2,576,452)

Over-the-Counter Put Swaptions Written – (0.3)%
Receive a fixed rate of 2.080% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		5,100	(4,808)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 8/26/11, Broker Citibank, N.A.		1,200	(8,844)
Receive a fixed rate of 3.565% and pay a floating rate based on 3-month LIBOR, Expires 6/01/12, Broker Goldman Sachs Bank USA		5,000	(212,123)
Receive a fixed rate of 3.715% and pay a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Deutsche Bank AG		900	(30,520)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		1,800	(91,483)
Receive a fixed rate of 3.830% and pay a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank, N.A.		900	(33,748)
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		400	(5,130)
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		2,500	(118,442)
Receive a fixed rate of 3.895% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		2,900	(110,696)
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker Deutsche Bank AG		3,700	(92,308)
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		3,000	(74,844)
Receive a fixed rate of 3.950% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker UBS AG		4,600	(43,348)
Receive a fixed rate of 3.963% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		1,000	(36,772)
Receive a fixed rate of 3.975% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.		900	(20,450)
Receive a fixed rate of 3.975% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG		2,100	(47,716)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		1,200	(13,579)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		1,300	(54,317)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 7/15/13, Broker Credit Suisse International		1,400	(81,191)
Receive a fixed rate of 4.070% and pay a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		1,800	(102,726)
Receive a fixed rate of 4.315% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		400	(18,028)
Receive a fixed rate of 4.520% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		1,300	(42,520)
Receive a fixed rate of 4.840% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker JPMorgan Chase Bank, N.A.		1,300	(74,559)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG		1,500	(83,687)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		2,600	(61,885)
Receive a fixed rate of 4.920% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		2,000	(46,695)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		3,300	(80,582)
Receive a fixed rate of 5.070% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		1,900	(72,235)

			(1,663,236)

Total Options Written (Premiums Received – $4,711,250) – (0.7)%			(4,442,886)

Total Investments Net of TBA Sale Commitments and Options Written – 108.3%			655,646,355
Liabilities in Excess of Other Assets – (8.3)%			(50,179,373)

Net Assets – 100.0%			$605,466,982

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$618,945,942

Gross unrealized appreciation	$72,175,125
Gross unrealized depreciation	(11,428,250)

Net unrealized appreciation	$60,746,875

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Par is less than $500.

(d)	Non-income producing security.

(e)	Restricted security as to resale. As of report date the Fund held 0.1% of its net assets, with a current value of $379,668 and an original cost of 279,336, in these securities.

(f)	Security, or a portion of security, is on loan.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	All or a portion of security has been pledged as collateral in connection with swaps.

(i)	Convertible security.

18	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011

Schedule of Investments (continued)

(j)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(l)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(m)	Security is perpetual in nature and has no stated maturity date.

(n)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(o)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$1,593,563	$(8,859)
Barclays Bank Plc	$(310,406)	$1,242
Citibank, N.A.	$6,154,625	$(12,828)
Credit Suisse International	$(10,563,076)	$31,393
Deutsche Bank AG	$(216,250)	$1,000
Goldman Sachs Bank USA	$(3,917,000)	$18,969
JPMorgan Chase Bank, N.A.	$10,797,344	$(3,086)
Morgan Stanley Capital Services, Inc.	$4,942,125	$(37,676)
Nomura Securities International, Inc.	$2,965,781	$(10,547)
Royal Bank of Scotland Plc	$271,844	$(1,270)
UBS AG	$965,531	$703
Wells Fargo & Co.	$(312,469)	$(269)

(p)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(q)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	11,103,225	47,569,839	58,673,064	$98	$23,660
BlackRock Liquidity Series, LLC Money Market Series	$1,945,650	$(1,732,626)	$213,024	–	$3,061

(r)	Represents the current yield as of report date.

(s)	Security was purchased with the cash collateral from loaned securities.

•	Reverse repurchase agreements outstanding as of June 30, 2011 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date[1]	Net Closing Amount	Par
Credit Suisse International	0.05%	5/05/11	Open	$872,169	$872,100
Bank of America, N.A.	0.04%	5/06/11	Open	$961,185	$961,125
Bank of America, N.A.	0.05%	5/06/11	Open	$1,957,127	1,956,975
Barclays Bank Plc	0.03%	5/11/11	Open	$2,176,092	2,176,000
BNP Paribas	0.16%	6/13/11	7/14/11	$24,492,076	24,488,702
Bank of America, N.A.	(0.07)%	6/30/11	7/01/11	$1,388,459	1,388,462
BNP Paribas	(0.40)%	6/30/11	7/01/11	$554,994	555,000
Credit Suisse International	0.01%	6/30/11	7/01/11	$14,329,004	14,329,000
Credit Suisse International	(0.02)%	6/30/11	7/01/11	$5,018,747	5,018,750
Deutsche Bank AG	0.03%	6/30/11	7/01/11	$640,163	640,162

Total					$52,386,276

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	79,967	HKD	622,353	Citibank, N.A.	7/05/11	$(9)
USD	109,716	HKD	853,885	Goldman Sachs Bank USA	7/05/11	(14)
AUD	7,000	USD	7,449	Citibank, N.A.	7/07/11	51
AUD	535,000	USD	571,900	Citibank, N.A.	7/07/11	1,389
AUD	590,000	USD	614,124	Citibank, N.A.	7/07/11	18,101
CAD	2,045,000	USD	2,130,797	Citibank, N.A.	7/07/11	(10,802)
CAD	166,000	USD	171,571	Morgan Stanley Capital Services, Inc.	7/07/11	516
CAD	159,000	USD	163,734	Morgan Stanley Capital Services, Inc.	7/07/11	1,097
CHF	2,020,000	USD	2,323,129	Royal Bank of Scotland Plc	7/07/11	79,590
DKK	34,000	USD	6,574	Deutsche Bank AG	7/07/11	36
DKK	1,336,000	USD	253,132	Deutsche Bank AG	7/07/11	6,574
EUR	138,000	USD	199,089	Citibank, N.A.	7/07/11	993
EUR	2,040,000	USD	2,887,449	Citibank, N.A.	7/07/11	70,279
EUR	64,000	USD	91,882	Morgan Stanley Capital Services, Inc.	7/07/11	910
GBP	155,000	USD	253,095	Morgan Stanley Capital Services, Inc.	7/07/11	(4,349)
USD	486,076	CAD	475,000	Citibank, N.A.	7/07/11	(6,343)
USD	45,426	CAD	44,000	Citibank, N.A.	7/07/11	(188)
USD	177,115	CAD	173,000	Morgan Stanley Capital Services, Inc.	7/07/11	(2,229)
USD	483,397	EUR	335,000	Citibank, N.A.	7/07/11	(2,308)

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011	19

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,925,530	EUR	2,015,000	Deutsche Bank AG	7/07/11	$4,049
USD	2,890,070	GBP	1,785,000	Royal Bank of Scotland Plc	7/07/11	25,481
USD	1,634,117	JPY	138,196,000	Citibank, N.A.	7/07/11	(82,557)
USD	23,476	JPY	1,952,000	Citibank, N.A.	7/07/11	(772)
USD	470,259	EUR	323,500	UBS AG	7/27/11	1,496
EUR	640,000	USD	914,909	Deutsche Bank AG	8/09/11	12,112
EUR	760,000	USD	1,073,901	Deutsche Bank AG	8/09/11	26,937
EUR	395,000	USD	561,237	Goldman Sachs Bank USA	8/09/11	10,909
USD	536,671	EUR	380,000	Deutsche Bank AG	8/09/11	(13,748)
USD	560,018	EUR	395,000	Deutsche Bank AG	8/09/11	(12,128)
USD	535,806	EUR	380,000	Royal Bank of Scotland Plc	8/09/11	(14,613)
USD	904,077	EUR	640,000	UBS AG	8/09/11	(22,945)
AUD	510,000	USD	533,809	BNP Paribas	8/17/11	9,735
USD	538,317	AUD	510,000	BNP Paribas	8/17/11	(5,227)
CHF	376,239	USD	450,000	Royal Bank of Scotland Plc	8/29/11	(2,317)
USD	450,000	CHF	377,203	Royal Bank of Scotland Plc	8/29/11	1,171
USD	1,180,996	JPY	95,152,850	Royal Bank of Scotland Plc	9/27/11	(1,579)

Total						$89,298

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
20	Australian Dollar Futures	Chicago Mercantile	September 2011	$2,125,200	$20,786
5	Euro Currency	Chicago Mercantile	September 2011	$905,500	14,587
1	Euro-Bund	Eurex	September 2011	$181,966	422
250	Nikkei 225 Futures	Chicago Mercantile	September 2011	$15,356,189	746,690
23	U.S. Treasury Bonds (30 Year)	Chicago Board Options	September 2011	$2,829,719	(39,375)
108	U.S. Treasury Notes (2 Year)	Chicago Board Options	September 2011	$23,689,125	1,242
3	Euro Dollar Futures	Chicago Mercantile	June 2012	$745,388	715
7	Euro Dollar Futures	Chicago Mercantile	September 2012	$1,735,650	13,157
8	Euro Dollar Futures	Chicago Mercantile	December 2012	$1,978,600	(1,114)
4	Euro Dollar Futures	Chicago Mercantile	March 2013	$986,800	8,111
8	Euro Dollar Futures	Chicago Mercantile	June 2013	$1,968,300	(1,602)
11	Euro Dollar Futures	Chicago Mercantile	September 2013	$2,699,262	24,017
8	Euro Dollar Futures	Chicago Mercantile	December 2013	$1,957,700	17,422
1	Euro Dollar Futures	Chicago Mercantile	March 2014	$244,075	1,203

Total					$806,261

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
105	E-Mini S&P 500 Futures	Chicago Mercantile	September 2011	$6,906,375	$(162,532)
380	E-Mini S&P MidCap Futures	Chicago Mercantile	September 2011	$37,107,000	(1,847,909)
90	Japanese Yen Futures	Chicago Mercantile	September 2011	$13,987,125	96,093
140	U.S. Treasury Notes (10 Year)	Chicago Board Options	September 2011	$17,125,937	162,720
27	U.S. Treasury Notes (5 Year)	Chicago Board Options	September 2011	$3,224,391	(6,368)
88	Ultra Treasury Bonds	Chicago Board Options	September 2011	$11,110,000	187,029
2	U.S. Dollar Index	Intercontinen- talExchange	September 2011	$149,270	1,514
51	Euro Dollar Futures	Chicago Mercantile	December 2011	$12,696,450	(31,528)
3	Euro Dollar Futures	Chicago Mercantile	March 2012	$746,362	(3,554)

Total					$(1,604,535)

20	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011

Schedule of Investments (continued)

•	Interest rate swaps outstanding as of June 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.92%(a)	3-month LIBOR	Deutsche Bank AG	2/28/13	USD	4,600	$(39,656)
0.65%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	6/22/13	USD	6,500	3,913
0.65%(a)	3-month LIBOR	UBS AG	6/22/13	USD	5,200	3,006
0.67%(a)	3-month LIBOR	Bank of America, N.A.	6/29/13	USD	2,900	848
0.71%(a)	3-month LIBOR	Citibank, N.A.	7/01/13	USD	9,800	(4,772)
0.71%(a)	3-month LIBOR	Deutsche Bank AG	7/01/13	USD	10,400	(3,515)
1.32%(a)	3-month LIBOR	Citibank, N.A.	12/17/13	USD	1,600	(17,751)
1.41%(a)	3-month LIBOR	Deutsche Bank AG	12/20/13	USD	2,400	(31,639)
1.26%(a)	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	2,400	(21,994)
1.59%(a)	3-month LIBOR	Deutsche Bank AG	3/08/14	USD	1,600	(33,466)
2.48%(a)	3-month LIBOR	Bank of America, N.A.	2/22/16	USD	400	(14,539)
2.15%(b)	3-month LIBOR	Deutsche Bank AG	4/28/16	USD	1,400	25,753
2.31%(b)	3-month LIBOR	Credit Suisse International	8/23/16	USD	1,900	16,934
2.38%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/17	USD	300	1,278
2.57%(b)	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	400	(17,875)
3.57%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	2/28/21	USD	900	38,437
3.39%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	5/04/21	USD	200	(3,595)
3.27%(a)	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	920	(5,638)
3.27%(b)	3-month LIBOR	UBS AG	5/20/21	USD	900	5,368
3.86%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	5/23/21	USD	5,200	88,184
3.25%(a)	3-month LIBOR	UBS AG	7/05/21	USD	600	672
4.34%(a)	3-month LIBOR	Citibank, N.A.	4/14/41	USD	400	(22,712)
4.35%(a)	3-month LIBOR	Deutsche Bank AG	4/14/41	USD	100	(5,935)
4.06%(a)	3-month LIBOR	Deutsche Bank AG	7/05/41	USD	300	797

Total						$(37,897)

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank, N.A.	3/20/13	USD	750	$5,425
Radian Group, Inc.	5.00%	Citibank, N.A.	6/20/15	USD	750	55,349
Spain Government Bonds	1.00%	Citibank, N.A.	3/20/16	USD	262	(1,166)
Spain Government Bonds	1.00%	JPMorgan Chase Bank, N.A.	3/20/16	USD	656	(1,460)
The PMI Group, Inc.	5.00%	Citibank, N.A.	9/20/16	USD	750	187,908
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	USD	1,000	3,421

Total						$249,477

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	USD	560	$1,245

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of June 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
CDX.EM Series 14 Version 1	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	USD	540	$2,046

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011	21

Schedule of Investments (continued)

•	Total return swaps outstanding as of June 30, 2011 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Bank of America, N.A.	1/12/40	USD	484	$(3,153)
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/40	USD	403	(3,347)

Total							$(6,500)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Portfolio abbreviations:

ADR	American Depositary Receipts	HKD	Hong Kong Dollar
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	LIBOR	London InterBank Offered Rate
CHF	Swiss Francs	NR	Not Rated
DKK	Danish Krone	RB	Revenue Bonds
EUR	Euro	TBA	To-Be-Announced
GBP	British Pound	USD	US Dollar
GO	General Obligation

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Asset-Backed Securities	–	$13,464,839	$268	$13,465,107
Collateralized Debt Obligations	–	–	–	–
Common Stocks	$278,681,664	83,256,359	119,958	362,057,981
Corporate Bonds	–	63,817,140	–	63,817,140
Foreign Agency Obligations	–	6,665,198	–	6,665,198
Foreign Government Obligations	–	5,289,070	–	5,289,070
Non-Agency Mortgage-Backed Securities	–	31,102,294	–	31,102,294
Participation Notes	912,505	–	–	912,505
Preferred Securities	50,900	1,696,088	–	1,746,988
Taxable Municipal Bonds	–	1,194,530	–	1,194,530
U.S. Government Sponsored Agency Securities	–	94,603,163	–	94,603,163
U.S. Treasury Obligations	–	36,608,676	–	36,608,676
Short-Term Securities	58,673,064	213,024	–	58,886,088
Liabilities:
Investments:
TBA Sale Commitments	–	(19,603,576)	–	(19,603,576)

Total	$338,318,133	$318,306,805	$120,226	$656,745,164

22	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011

Schedule of Investments (concluded)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$255,394	–	$255,394
Equity contracts	$746,690	–	–	746,690
Foreign currency exchange contracts	16,101	518,432	–	534,533
Interest rate contracts	642,663	3,172,515	–	3,815,178
Liabilities:
Credit contracts	–	(2,626)	–	(2,626)
Equity contracts	(2,010,441)	–	–	(2,010,441)
Foreign currency exchange contracts	(23)	(319,353)	–	(319,376)
Interest rate contracts	(149,491)	(4,469,275)	–	(4,618,766)

Total	$(754,501)	$(844,913)	–	$(1,599,414)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2011	23

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: August 24, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: August 24, 2011